As filed with the Securities and Exchange Commission on June 08, 2006

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3023

                                   FORUM FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

            Simon D. Collier, President & Principal Executive Officer
                               Two Portland Square
                              Portland, Maine 04101
                                  207-553-7110


                        Date of fiscal year end: March 31

            Date of reporting period: March 31, 2005 - March 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.


[LOGO] ABSOLUTE Strategies
-----------------FUND

                  With Strategic Portfolio Analysis by Lipper

[LOGO] LIPPER
A REUTERS COMPANY

                                 ANNUAL REPORT

                                MARCH 31, 2006

[LOGO] ABSOLUTE
--------
INVESTMENT ADVISERS

  Absolute Strategies Fund and logo are service marks of Absolute Investment Advisers LLC; Absolute Investment Advisers ("AIA") and logo are service marks of AIA; Lipper and the Lipper logo are registered service marks of Lipper Inc.;
        and other marks referred to herein are the trademarks, service marks, registered trademarks or registered service marks of the respective owners thereof.

ABSOLUTE STRATEGIES FUND
A MESSAGE TO OUR SHAREHOLDERS
PERIOD ENDED MARCH 31, 2006

Dear Shareholder,

We are pleased to present the annual report for the Absolute Strategies Fund (the "Fund") for the period ended March 31, 2006. This is our first annual shareholder report, representing an interim period from the launch of the Fund on July 27, 2005 (commencement of investment operations). The Fund seeks to achieve long-term capital appreciation with an emphasis on absolute (positive) returns and low correlation (beta) to traditional financial market indices such as the S&P 500 Index. The Fund performed as intended during this initial period given the Fund's risk exposure and risk-adjusted return performance. Since inception, the Fund's Institutional and A Shares, at net asset value, had total returns of 3.60% and 3.24%, respectively, with little volatility and low beta (market risk exposure) to the S&P 500 Index.* The Fund's Institutional Shares performed well during the first quarter of 2006, with a total return of 3.0%, low volatility and low beta to the S&P 500 Index. The Fund's C Shares were introduced on January 13, 2006 and had a total return of 1.88% since inception.

The Fund's investment approach differs from more traditional investments that achieve returns from general market or beta exposures, so its performance and exposures differ accordingly. Overall, Fund performance has been achieved with low net exposure to any single industry sector and with low concentration in any individual security. In addition, much of the portfolio is hedged. From inception to March 31, 2006, the Fund's daily returns have had a beta under
0.25 to the S&P 500 Index, demonstrating that Fund returns were largely independent of this market index. The annualized standard deviation of daily returns, a measure of portfolio volatility and risk, has been under 3%, while the Fund's largest up and down days have been +0.4% and (0.4%), respectively.

Our model currently allocates assets to 13 sub-adviser strategies. Each sub-adviser specializes in a specific area and asset class, looking for investment opportunities that are largely independent of overall market direction. As expected, these sub-advisers have produced a range of return profiles that blend to form the overall portfolio. All returns and allocations are viewed on a risk-adjusted basis and weighted to produce an efficient portfolio. As of March 31, 2006, we allocated approximately 98% of the Fund's assets to the sub-advisers, while the remaining assets were held in cash for future allocations. Of the sub-advisers who received assets, the largest allocation to a single strategy was approximately 15%, while the smallest was roughly 2%.

The Fund's allocations and performance can be viewed along multiple dimensions. Holdings of the Fund overall, aggregated across sub-adviser strategies, are diversified across a wide range of industries and asset classes. As such, it is difficult to attribute performance to any small group of securities. As of March 31, 2006, the Fund held approximately 1,000 securities in over 50 industry groups, including both long and short equities and various fixed income securities. The Fund's long and short equity exposure was 60.2% and 35.9% respectively, with an additional 1% equity exposure hedged with equity options. Due to our long and short equity positions, our largest net sector exposure was in Financials, which represents approximately 8.3% of net assets. In fixed income, our largest investments were in US Government and Agency Obligations, which totaled approximately 10% of net assets. Cash held by our sub-advisers was 20% of net assets, with 2% cash in unallocated assets.

The various equity, equity long/short and market-neutral strategies provided a significant part of the returns for the period ended March 31, 2006. The fixed-income sub-advisers held relatively defensive and low duration investment positions, and generally had low volatility and low returns during the period. This was largely due to the relatively few risk/return opportunities available in the fixed income markets during the period.

                                      1               ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
A MESSAGE TO OUR SHAREHOLDERS
PERIOD ENDED MARCH 31, 2006


Fund assets continue to grow steadily and have reached an effective scale for deploying new capital and for rebalancing allocations efficiently. In the 4th calendar quarter, there was an unusually high cash position in the Fund as new manager strategies were implemented; this process may have negatively impacted Fund returns during that period. Our manager strategies are now established and, as such, the 1st calendar quarter of 2006 cash positions are now more representative of our managers' risk/return decisions and opportunities for capturing alpha, or skill-based return.

The Fund and the sub-advisers do not attempt to manage to a single traditional benchmark or index, such as the S&P 500 Index. We seek to achieve absolute (positive) returns independent of traditional indices over a complete market cycle through multiple investment strategies. As such, our performance will likely differ from the performance of major market indices during both up and down periods. In addition, our sub-advisers are free to selectively take risk, hedge risk, or avoid risk in individual securities or industries without being constrained by managing to a benchmark. During the period ended March 31, 2006, many equity managers held cash or hedged risk with short positions as they viewed the equity markets to be unattractive from a risk/return standpoint. Due to this somewhat conservative positioning of assets, the Fund's returns may be less than the returns of a traditional equity index such as the S&P 500 Index during rising market periods. However, during falling market periods the Fund may provide lower volatility than the same index; these same market periods may also provide more attractive opportunities for certain sub-adviser strategies.

Fund assets are actively managed by our sub-advisers within clearly specified mandates and allocations, and the sub-advisers act independently of each other. This helps provide access to a diverse set of investment opportunities and enables each sub-adviser's performance to be monitored with respect to individual strategies and to portfolio objectives. We manage the overall portfolio strategy through a quantitative model that focuses on optimizing manager allocations based on performance, risk, correlation and diversification across multiple asset classes and investment styles. The investment process monitors manager exposures and return attribution on an ongoing basis; however, it is not our intention to actively manage portfolio allocations based on any macro-economic analysis or traditional asset allocation strategy. The following chart illustrates a summary breakdown of the general strategies employed by the Fund as of March 31, 2006 (each general strategy may involve multiple sub-adviser strategies):

                               [CHART]

                 Market-Neutral Equity           30%
                 Opportunistic Equity            22%
                 Discretionary - Fixed Income    17%
                 Long/Short Equity               16%
                 Hedged Convertible               8%
                 Distressed Debt                  5%
                 Unallocated                      2%


From inception through March 31, 2006 each sub-adviser receiving an allocation had a positive absolute return.

                                      2               ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
A MESSAGE TO OUR SHAREHOLDERS
PERIOD ENDED MARCH 31, 2006


As the Fund's adviser, our ultimate goal is to find and combine skill-based strategies and attempt to minimize market-risk exposures across the portfolio. This differs from many funds whose returns are largely explained by market exposures or beta, not manager skill. Beta investments are not only common, but easy and inexpensive to access through indexing. Alpha, or skill-based investments, are harder to find and may have return streams that do not correlate (have low beta) with other investments. Combining such strategies and focusing on risk controls is a long-term investment approach that evaluates "risk-adjusted returns" over complete market cycles (e.g., bull and bear markets). As such, measuring performance by tracking short-term "returns" relative to the major markets may not be useful. Investment positions are actively managed by our sub-advisers and generally reflect their evaluations of potential risk/return tradeoffs. As different or new opportunities arise, those positions may change.

Thank you for your investment in the Fund.

Sincerely,
/s/ Jay Compson
Jay Compson
Portfolio Manager
Absolute Investment Advisers LLC

*PERFORMANCE DATA QUOTED IS CUMULATIVE, REPRESENTS PAST PERFORMANCE, AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. CLASS A PERFORMANCE RESULTS ARE SHOWN AT NET ASSET VALUE ("NAV") WHICH DOES NOT REFLECT THE DEDUCTION OF THE MAXIMUM 4.50% FRONT-END SALES CHARGE. A SHARE PERFORMANCE WOULD BE LOWER HAD THIS CHARGE BEEN REFLECTED. REFER TO PAGE 4 FOR A MORE COMPLETE DESCRIPTION OF FUND PERFORMANCE AND RELATED INFORMATION.

SINCE THE FUND UTILIZES A MULTI-MANAGER STRATEGY WITH MULTIPLE SUB-ADVISERS, IT MAY BE EXPOSED TO VARYING FORMS OF RISK. THESE RISKS INCLUDE, BUT ARE NOT LIMITED TO, GENERAL MARKET RISK, MULTI-MANAGER RISK, NON-DIVERSIFICATION RISK, SMALL COMPANY RISK, FOREIGN RISK, INTEREST RATE RISK, CREDIT RISK, PREPAYMENT RISK, IPO RISK, LIQUIDITY RISK, HIGH TURNOVER RISK, LEVERAGE RISK, POOLED INVESTMENT VEHICLE RISK AND DERIVATIVES RISK. FOR A COMPLETE DESCRIPTION OF THE FUND'S PRINCIPAL INVESTMENT RISKS PLEASE REFER TO THE PROSPECTUS.

Alpha is an asset's average return in excess of the return expected due to its broad market exposures and market movements. The difference is expressed as an annualized percentage. Beta is a measure of an asset's sensitivity to broad market moves, as measured for instance by the S&P 500 Index. A fund with a realized beta of 0.5 with respect to the S&P 500 Index would have received, on average, about 50% of the index returns when the market was up and about 50% of its losses when the market was down. Standard deviation indicates the volatility of a fund's total returns and is useful because it identifies the spread of a fund's short-term fluctuations.

                                      3               ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
PERFORMANCE CHART AND ANALYSIS
MARCH 31, 2006

The following chart reflects the change in value, since the Fund's commencement of investment operations, of a hypothetical $10,000 investment in Institutional, A and C Shares, including (i) sales charges (if applicable) and
(ii) the reinvestment of dividends and distributions compared with broad-based securities market indices. The S&P 500 Index is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks. The Lehman Brothers U.S. Aggregate Index covers the US dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The total return of each share class includes the maximum 4.50% sales charge (A Shares only) and operating expenses that reduce returns, while the total return of each index does not include sales charges or expenses. The performance of each share class differs due to different sales charge structures and class expenses. During the period, Fund fees were waived or expenses reimbursed, otherwise returns would have been lower. The Fund is professionally managed while the indices are unmanaged and are not available for investment.

PAST PERFORMANCE IS NOT PREDICTIVE OF, NOR A GUARANTEE OF FUTURE RESULTS. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION, PLEASE CALL (888) 992-2765.

   INSTITUTIONAL, A AND C SHARES VS. S&P 500 INDEX AND LEHMAN BROTHERS U.S.
                                AGGREGATE INDEX

            TOTAL RETURN AS OF 03/31/06*
            ----------------------------
            Absolute Strategies Fund -- Institutional Shares
            Absolute Strategies Fund -- A Shares (w/sales charge)
            Absolute Strategies Fund -- C Shares
            S&P 500 Index
            Lehman Brothers U.S. Aggregate Index (since 07/31/05)

               INVESTMENT VALUE AS OF 03/31/06
               -------------------------------
               Absolute Strategies Fund -- Institutional
                 Shares                                  $10,360
               Absolute Strategies Fund -- A Shares      $ 9,859
               Absolute Strategies Fund -- C Shares      $10,314
               S&P 500 Index                             $10,607
               Lehman Brothers U.S. Aggregate Index
                 (since 07/31/05)                        $10,018

*C Shares commenced operations on January 13, 2006. The performance of C Shares prior to January 13, 2006 is that of the Institutional Shares as adjusted for the higher expenses applicable to C Shares.

                 COMMENCEMENT OF INVESTMENT OPERATIONS 07/27/05
                 ----------------------------------------------
                                     3.60%
                                    (1.41%)
                                     3.14%
                                     6.07%
                                     0.18%

                                    [CHART]

                                                                   Lehman
             Institutional                           S&P 500     Brothers U.S.
                 Shares     A Shares    C Shares      Index    Aggregate Index
             -------------  --------    --------     -------   ---------------
 07/11/2005    $10,000      $ 9,550      $10,000     $10,000       $10,000
 07/31/2005     10,000        9,550       10,000      10,128        10,000
 08/31/2005     10,010        9,560       10,010      10,036        10,128
 09/30/2005     10,079        9,619       10,073      10,117        10,024
 10/31/2005     10,009        9,553       10,003       9,949         9,945
 11/30/2005     10,039        9,572       10,023      10,325         9,989
 12/31/2005     10,058        9,591       10,043      10,328        10,083
 01/31/2006     10,250        9,763       10,223      10,602        10,084
 02/28/2006     10,250        9,763       10,213      10,631        10,118
 03/31/2006     10,360        9,859       10,314      10,607        10,018


                                      4               ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

             SHARES   SECURITY DESCRIPTION                    VALUE
           ---------- --------------------                   --------
           LONG POSITIONS - 102.4%
           EQUITY SECURITIES - 60.2%
           COMMON STOCK - 59.6%
           CONSUMER DISCRETIONARY - 9.8%
                3,400 Abercrombie & Fitch Co. #              $198,220
                3,350 Advance Auto Parts, Inc. #              139,494
                2,565 AnnTaylor Stores Corp. +#                94,366
                1,515 Autoliv, Inc. #                          85,719
                1,890 Barnes & Noble, Inc. #                   87,412
                1,430 Bed Bath & Beyond, Inc. +                54,912
                2,600 Best Buy Co., Inc. #                    145,418
                3,500 BJ's Wholesale Club, Inc. +#            110,285
                1,000 Brown Shoe Co., Inc. #                   52,480
                1,300 Buckle, Inc. #                           53,235
                2,080 Building Material Holding Corp. #        74,131
                3,400 Casey's General Stores, Inc. #           77,758
                2,400 Catalina Marketing Corp. #               55,440
                2,900 Cato Corp., Class A #                    69,194
                1,400 CEC Entertainment, Inc. +#               47,068
               12,000 Cedar Fair, LP                          351,000
                1,000 Centex Corp. #                           61,990
                5,550 Choice Hotels International, Inc. #     254,079
                3,215 Circuit City Stores, Inc. #              78,703
                3,245 CKE Restaurants, Inc. #                  56,463
                4,130 Claire's Stores, Inc. #                 149,960
                7,000 Coach, Inc. +#                          242,060
                1,100 Columbia Sportswear Co. +#               58,663
                7,590 Darden Restaurants, Inc. #              311,418
                2,000 Dillard's, Inc. #                        52,080
                2,500 Dollar General Corp. #                   44,175
                4,430 Dollar Tree Stores, Inc. +#             122,578
                3,100 Domino's Pizza, Inc. #                   88,505
                  200 Dow Jones & Co., Inc.                     7,860
                2,555 DR Horton, Inc. #                        84,877
                1,750 Dress Barn, Inc. +#                      83,913
                2,395 EchoStar Communications Corp.,
                      Class A +#                               71,539
                1,200 Ethan Allen Interiors, Inc. #            50,424
                4,600 ExpressJet Holdings, Inc. +#             34,224
                1,900 Ezcorp., Inc. +#                         56,088
               12,000 Family Dollar Stores, Inc.              319,200
                  900 Federated Department Stores, Inc.        65,700
                2,800 First Cash Financial Services, Inc. +#   55,972
                3,600 Furniture Brands International, Inc. #   88,236
                2,200 Genesco, Inc. +#                         85,558
                1,545 Genuine Parts Co. #                      67,717
                5,700 Goodyear Tire & Rubber Co. +#            82,536
                1,300 Group 1 Automotive, Inc. #               61,802
                1,640 Harley-Davidson, Inc. #                  85,083
                1,800 Harte-Hanks, Inc. #                      49,230
                3,795 Hasbro, Inc. #                           80,074
                2,200 Hibbett Sporting Goods, Inc. +#          72,578
                2,500 Hovnanian Enterprises, Inc.,
                      Class A +#                              109,825

            SHARES  SECURITY DESCRIPTION                     VALUE
            ------- --------------------                    --------
              1,300 IHOP Corp. #                            $ 62,322
              1,900 International Game Technology #           66,918
              2,900 ITT Educational Services, Inc. +#        185,745
              2,420 Jack in the Box, Inc. +#                 105,270
              2,405 JC Penney Co., Inc. #                    145,286
              1,700 John Wiley & Sons, Inc., Class A #        64,345
              2,200 Jones Apparel Group, Inc. #               77,814
              1,500 K-Swiss, Inc., Class A #                  45,210
              2,100 Kellwood Co. #                            65,919
              2,870 La-Z-Boy, Inc. #                          48,790
                200 Las Vegas Sands Corp. +                   11,332
              4,700 Lear Corp. #                              83,331
              2,010 Lennar Corp., Class A #                  121,364
            100,000 Liberty Media Corp., Class A +           821,000
              3,600 Mattel, Inc. #                            65,268
              1,900 McGraw-Hill Cos., Inc. #                 109,478
              4,005 Men's Wearhouse, Inc. +#                 143,940
              1,800 MGM MIRAGE +                              77,562
              1,400 Michaels Stores, Inc. #                   52,612
              1,840 Newell Rubbermaid, Inc. #                 46,350
              7,410 Nordstrom, Inc. #                        290,324
              3,005 Office Depot, Inc. +#                    111,906
                810 Omnicom Group, Inc. #                     67,432
              4,050 Oshkosh Truck Corp. #                    252,072
              2,000 Owens & Minor, Inc. #                     65,540
              1,750 Panera Bread Co., Class A +#             131,565
              4,505 Papa John's International, Inc. +#       147,809
              2,630 Payless Shoesource, Inc. +#               60,201
              1,200 Polaris Industries, Inc. #                65,472
              1,565 Pulte Homes, Inc. #                       60,127
              4,050 Rare Hospitality International, Inc. +#  141,061
              4,985 Retail Ventures, Inc. +#                  73,080
              3,216 RH Donnelley Corp. +#                    187,268
             15,140 Rite Aid Corp. +#                         60,560
              1,900 Ruby Tuesday, Inc. #                      60,952
              1,200 Ryland Group, Inc. #                      83,280
              2,800 SCP Pool Corp. #                         131,348
                400 Sears Holdings Corp. +                    52,896
              2,200 Select Comfort Corp. +#                   87,010
              5,500 Shaw Communications, Inc. #              131,505
              2,700 Shuffle Master, Inc. +#                   96,498
              1,600 Sonic Corp. +#                            56,208
              3,000 Sotheby's Holdings, Inc., Class A +#      87,120
              1,020 Standard-Pacific Corp. #                  34,292
              5,200 Starbucks Corp. +#                       195,728
              1,300 Tech Data Corp. +#                        47,983
              2,890 Tenneco, Inc. +#                          62,684
              1,755 Tiffany & Co. #                           65,883
              1,780 TJX Cos., Inc.                            44,180
              2,000 Toll Brothers, Inc. +#                    69,260
              4,625 Too, Inc. +#                             158,869
              2,500 Toro Co. #                               119,375
              3,600 Universal Electronics, Inc. +             63,720
              1,600 Vail Resorts, Inc. +#                     61,152

See Notes to Financial Statements.    5               ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

              SHARES   SECURITY DESCRIPTION                VALUE
            ---------- --------------------             -----------
                 1,000 Wal-Mart Stores, Inc.            $    47,240
                 2,100 Walgreen Co. #                        90,573
                 1,695 Warnaco Group, Inc. +#                40,680
                    80 Washington Post Co., Class B          62,140
                   400 William Lyon Homes, Inc. +#           38,272
                 1,600 Winnebago Industries #                48,544
                   200 Wynn Resorts, Ltd. +                  15,370
                 2,000 Zale Corp. +#                         56,060
                                                        -----------
                                                         11,052,337
                                                        -----------
            CONSUMER STAPLES - 4.4%
                 6,350 Acco Brands Corp. +#                 140,970
                 1,000 Anheuser-Busch Cos., Inc.             42,770
                   900 Apollo Group, Inc. +#                 47,259
                 1,470 Archer-Daniels-Midland Co.            49,465
                   900 Avery Dennison Corp. #                52,632
                 1,900 Brown-Forman Corp., Class B #        146,244
                 2,540 Cadbury Schweppes plc ADR #          101,600
                 4,980 Campbell Soup Co. #                  161,352
                 1,100 Clorox Co. #                          65,835
                35,960 Coca-Cola Co. #                    1,505,645
                 1,000 Consolidated Graphics, Inc. +#        52,120
                   800 Corporate Executive Board Co. #       80,720
                 1,365 Dean Foods Co. +#                     53,003
                 4,700 Del Monte Foods Co. #                 55,742
                 1,400 Estee Lauder Cos., Inc. #             52,066
                   830 Fomento Economico Mexicano, SA
                       ADR #                                 76,078
                 6,750 FTI Consulting, Inc. +               192,578
                 2,100 HJ Heinz Co. #                        79,632
                   200 Iron Mountain, Inc. +                  8,148
                20,000 Kraft Foods, Inc.                    606,200
                 8,815 Kroger Co. +#                        179,474
                 3,400 Loews Corp. -- Carolina Group #      160,718
                 2,000 Parexel International Corp. +#        52,880
                 1,465 Pepsi Bottling Group, Inc. #          44,521
                   900 PepsiCo., Inc. #                      52,011
                 5,565 Performance Food Group Co. +#        173,572
                   600 Pilgrim's Pride Corp. #               13,002
                 3,760 Playtex Products, Inc. +#             39,367
                   366 Procter & Gamble Co. #                21,089
                 9,040 Safeway, Inc. #                      227,086
                 1,400 Steiner Leisure, Ltd. +#              56,700
                 1,800 Supervalu, Inc. #                     55,476
                 1,300 UST, Inc. #                           54,080
                 1,800 Valassis Communications, Inc. +#      52,866
                 1,000 Weight Watchers International #       51,400
                 2,350 Whole Foods Market, Inc. #           156,134
                                                        -----------
                                                          4,960,435
                                                        -----------
            ENERGY - 4.8%
                   400 Amerada Hess Corp. #                  56,960
                   665 Anadarko Petroleum Corp. #            67,172
                 1,500 Apache Corp.                          98,265
                 1,000 Atwood Oceanics, Inc. +              101,010

             SHARES SECURITY DESCRIPTION                  VALUE
             ------ --------------------               -----------
              1,880 Basic Energy Services, Inc. +#     $    56,024
                900 BJ Services Co.                         31,140
              1,300 Canadian Natural Resources, Ltd. #      72,007
                600 Canadian Oil Sands Trust                86,106
              3,300 Chesapeake Energy Corp. #              103,653
              1,900 ConocoPhillips #                       119,985
              2,500 Consol Energy, Inc. #                  185,400
              1,800 Core Laboratories NV +#                 85,590
              2,600 Devon Energy Corp. #                   159,042
                695 Diamond Offshore Drilling, Inc. #       62,202
              2,100 Dril-Quip, Inc. +                      148,785
             10,200 El Paso Corp. #                        122,910
              2,900 EnCana Corp. #                         135,517
                980 ENSCO International, Inc. #             50,421
              2,060 Foundation Coal Holdings, Inc. #        84,748
                815 Frontier Oil Corp. #                    48,370
                800 Giant Industries, Inc. +#               55,632
                610 Global Santa Fe Corp.                   37,057
              2,650 Halliburton Co. #                      193,503
                900 Helmerich & Payne, Inc. #               62,838
              1,835 Hercules Offshore, Inc. +#              62,408
              1,100 Holly Corp. #                           81,532
                700 Imperial Oil, Ltd. #                    75,278
                795 Kerr-McGee Corp. #                      75,907
              2,595 Murphy Oil Corp. #                     129,283
                880 National Oilwell Varco, Inc. +          56,426
                900 Newfield Exploration Co. +#             37,710
                925 Noble Energy, Inc. #                    40,626
                925 Occidental Petroleum Corp. #            85,701
              6,700 Parker Drilling Co. +#                  62,109
              5,535 Peabody Energy Corp. #                 279,019
              3,400 Petro-Canada #                         161,806
                900 Pioneer Natural Resources Co.           39,825
                900 Pogo Producing Co. #                    45,225
              1,500 Remington Oil & Gas Corp. +#            64,830
              7,145 Southwestern Energy Co. +#             229,998
              1,800 St. Mary Land & Exploration Co. #       73,494
              4,000 Suncor Energy, Inc.                    308,080
              1,200 Sunoco, Inc. #                          93,084
              1,670 Superior Energy Services +#             44,739
              2,400 Swift Energy Co. +#                     89,904
              2,700 Talisman Energy, Inc. #                143,586
              3,350 Tidewater, Inc. #                      185,021
              1,455 Todco, Class A #                        57,342
              2,850 Ultra Petroleum Corp. +#               177,584
              1,600 Unit Corp. +#                           89,200
                745 Universal Compression Holdings +#       37,749
                685 Valero Energy Corp. #                   40,949
              2,200 Veritas DGC, Inc. +#                    99,858
                100 Western Oil Sands, Inc., Class A +       2,773
              1,000 Williams Cos., Inc.                     21,390
              3,950 XTO Energy, Inc. #                     172,102
                                                       -----------
                                                         5,388,875
                                                       -----------

See Notes to Financial Statements.    6               ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

           SHARES   SECURITY DESCRIPTION                      VALUE
         ---------- --------------------                   -----------
         FINANCIALS - 13.6%
                535 Affiliated Managers Group +#           $    57,036
              2,200 AFLAC, Inc. #                               99,286
                200 Alexander's Inc. +                          57,800
             14,000 Allied Capital Corp.                       428,400
              1,100 Allstate Corp. #                            57,321
              1,700 AMBAC Financial Group, Inc. #              135,320
                200 American Express Co.                        10,510
              1,820 American Financial Group, Inc. #            75,730
              1,630 American Home Mortgage
                    Investment #                                50,872
              2,400 American Real Estate Partners, LP          110,640
              8,350 AmeriCredit Corp. +#                       256,596
                 40 Ameriprise Financial, Inc.                   1,802
              2,400 Apartment Investment &
                    Management Co. #                           112,560
                100 Arthur J. Gallagher & Co.                    2,781
              1,520 Assurant, Inc. #                            74,860
              4,200 Axis Capital Holdings, Ltd. #              125,580
              1,200 Bank of America Corp. #                     54,648
              1,800 Bank of Hawaii Corp. #                      95,958
              3,000 Bank of New York Co., Inc.                 108,120
              1,400 BB&T Corp. #                                54,880
                 50 Berkshire Hathaway, Inc., Class B +        150,600
              3,600 Brookfield Asset Management, Inc.,
                    Class A                                    198,216
              1,300 Capital One Financial Corp. #              104,676
              2,500 CB Richard Ellis Group, Inc.,
                    Class A +#                                 201,750
              1,200 Cbot Holdings, Inc., Class A +             143,280
                800 Chicago Mercantile Exchange
                    Holdings, Inc. #                           358,000
                695 Cigna Corp. #                               90,781
              1,430 Cincinnati Financial Corp.                  60,160
              1,870 Colonial BancGroup, Inc. #                  46,750
              2,200 Comerica, Inc. #                           127,534
              1,000 Commerce Group, Inc. #                      52,840
              2,590 Corus Bankshares, Inc. #                   153,950
              1,710 Downey Financial Corp. #                   115,083
              5,000 Eaton Vance Corp. #                        136,900
              2,900 Endurance Specialty Holdings, Ltd. #        94,395
              8,000 Entertainment Properties Trust             335,840
              1,175 Equity Residential #                        54,978
              1,500 E*Trade Financial Corp. +                   40,470
              4,980 Federated Investors, Inc., Class B #       194,469
              1,155 First American Corp. #                      45,230
                400 First Community Bancorp., Inc. #            23,064
              1,500 FirstFed Financial Corp. +#                 89,715
              3,600 Forest City Enterprises, Inc., Class A     169,740
                340 Franklin Resources, Inc.                    32,042
              2,200 Fremont General Corp. #                     47,432
              1,055 General Growth Properties, Inc. #           51,558
              3,100 Global Signal, Inc. #                      152,520
                775 Goldman Sachs Group, Inc. #                121,644

            SHARES SECURITY DESCRIPTION                     VALUE
            ------ --------------------                  -----------
             1,900 Greenhill & Co., Inc. #               $   125,609
             1,800 Groupe Bruxelles Lambert SA +             200,182
             3,600 HCC Insurance Holdings, Inc. #            125,280
             8,000 Health Care Property Investors, Inc.      227,200
             8,000 Health Care REIT, Inc.                    304,800
             3,100 Hilb Rogal & Hobbs Co.                    127,782
            14,000 Hong Kong Exchanges & Clearing             84,442
            30,000 HRPT Properties Trust                     352,200
             2,100 Huntington Bancshares, Inc. #              50,673
             2,300 IndyMac Bancorp, Inc. #                    94,139
             4,800 International Securities
                   Exchange, Inc.                            199,920
             3,140 Investors Financial Services Corp.        147,172
            11,000 iStar Financial, Inc.                     421,080
             3,700 Jackson Hewitt Tax Service, Inc. #        116,846
             1,500 Keycorp #                                  55,200
            12,000 LaBranche & Co., Inc. +                   189,720
             1,300 LandAmerica Financial Group, Inc. #        88,205
             1,000 Lazard, Ltd.                               44,250
             2,690 Legg Mason, Inc. #                        337,138
             6,000 Leucadia National Corp.                   357,960
             1,545 Lincoln National Corp. #                   84,342
             1,100 Loews Corp. #                             111,320
             1,400 M&T Bank Corp.                            159,796
               670 MGIC Investment Corp.                      44,642
             2,200 Montpelier Re Holdings, Ltd.               35,860
               100 Moody's Corp.                               7,146
             4,800 Nasdaq Stock Market, Inc. +               192,192
             3,350 Nelnet, Inc., Class A +#                  139,527
               870 Northern Trust Corp.                       45,675
             5,200 Nuveen Investments, Inc., Class A #       250,380
             4,500 NYSE Group, Inc. +                        356,625
                 4 Osaka Securities Exchange Corp.            49,607
            12,000 Pacific Capital Bancorp.                  406,080
             1,000 Pargesa Holding, SA                        96,370
               700 PartnerRe, Ltd.                            43,463
             1,500 Philadelphia Consolidated
                   Holdings Co. +#                            51,210
             1,450 Placer Sierra Bancshares #                 41,397
            10,000 Plum Creek Timber Co., Inc.               369,300
             2,500 PMI Group, Inc. #                         114,800
               970 PNC Group, Inc. #                          65,291
             2,570 Popular, Inc.                              53,353
             3,250 Portfolio Recovery Associates, Inc. +     152,198
             2,000 Principal Financial Group #                97,600
             1,400 Progressive Corp.                         145,964
             2,200 Protective Life Corp. #                   109,428
             2,200 Radian Group, Inc. #                      132,550
             2,800 Rayonier, Inc. #                          127,652
               100 Refco, Inc. +                                  29
             1,200 Safeco Corp.                               60,252
             1,330 Simon Property Group, Inc. #              111,906
             2,200 Stancorp Financial Group, Inc. #          119,042
             1,600 Stewart Information Services Corp. #       75,328
               890 SunTrust Banks, Inc. #                     64,756

See Notes to Financial Statements.    7               ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

             SHARES   SECURITY DESCRIPTION                  VALUE
           ---------- --------------------               -----------
                4,125 Synovus Financial Corp. #          $   111,746
                1,400 T. Rowe Price Group, Inc.              109,494
                5,500 TD Ameritrade Holding Corp.            114,785
                2,085 Texas Regional Bancshares, Inc. #       61,472
                2,000 Thomas Weisel Partners Group, I +       43,800
                  900 Torchmark Corp. #                       51,390
                1,900 Trammell Crow Co. +#                    67,754
               11,000 Trustmark Corp.                        348,040
               27,000 Trustreet Properties, Inc.             410,130
                  450 Unibanco ADR                            33,259
                1,800 UnionBanCal Corp. #                    126,288
                5,000 United Dominion Realty Trust, Inc.     142,700
                3,175 UnumProvident Corp. #                   65,024
                6,000 Van der Moolen Holding NV ADR           54,540
                7,000 Washington Real Estate Investment
                      Trust                                  254,240
                1,000 Wells Fargo & Co.                       63,870
                   60 White Mountains Insurance Group         35,670
                1,500 Whitney Holding Corp. #                 53,190
                1,200 Wilmington Trust Corp. #                52,020
                  925 WR Berkley Corp. #                      53,705
                2,025 Zenith National Insurance Corp. #       97,463
                  995 Zions Bancorporation                    82,316
                                                         -----------
                                                          15,362,092
                                                         -----------
           HEALTH CARE - 5.7%
                2,585 Aetna, Inc. #                          127,027
                1,100 Allergan, Inc. #                       119,350
                2,000 AmerisourceBergen Corp. #               96,540
                2,500 AMN Healthcare Services, Inc. +#        46,800
                2,100 Arthrocare Corp. +                     100,422
                2,155 AstraZeneca plc ADR #                  108,246
                1,380 Barr Pharmaceuticals, Inc. +#           86,912
                3,080 Baxter International, Inc. #           119,535
                1,995 Becton Dickinson & Co. #               122,852
                2,330 Biovail Corp. #                         56,735
                  700 Cardinal Health, Inc. #                 52,164
                4,250 Celgene Corp. +#                       187,935
                3,300 Covance, Inc. +#                       193,875
                2,850 Coventry Health Care, Inc. +#          153,843
                1,900 Cutera, Inc. +#                         51,528
                1,200 CV Therapeutics, Inc. +#                26,496
                1,500 Dade Behring Holdings, Inc. #           53,565
                3,150 DaVita, Inc. +#                        189,662
                6,000 Dentsply International, Inc.           348,900
                6,245 Discovery Laboratories, Inc. +#         45,776
                3,700 DJ Orthopedics, Inc. +                 147,112
                1,850 Express Scripts, Inc. +#               162,615
                1,100 Forest Laboratories, Inc. +#            49,093
                2,000 Gilead Sciences, Inc. +#               124,440
                1,800 Haemonetics Corp. +                     91,386
                1,900 Health Management
                      Associates, Inc.                        40,983
                2,005 Health Net, Inc. +#                    101,895
                4,900 HealthExtras, Inc. +                   172,970

             SHARES   SECURITY DESCRIPTION                   VALUE
           ---------- --------------------                -----------
                3,100 Henry Shein, Inc. +                 $   148,366
                1,300 ICU Medical, Inc. +#                     47,047
                  800 IDEXX Laboratories, Inc. +#              69,088
                3,400 Integra LifeSciences Holdings +         139,332
                  846 Invitrogen Corp. +#                      59,330
                4,000 Johnson & Johnson                       236,880
                5,980 King Pharmaceuticals, Inc. +#           103,155
                1,750 Kos Pharmaceuticals, Inc. +#             83,597
                2,500 KV Pharmaceutical Co., Class A +#        60,300
                4,305 McKesson Corp. #                        224,420
                3,400 Medimmune, Inc. +                       124,372
                2,600 Mylan Laboratories, Inc. #               60,840
               15,000 NBTY, Inc. +                            337,800
                  800 Neurocrine Biosciences, Inc. +#          51,632
                3,900 Palomar Medical Technologies,
                      Inc. +                                  130,455
                4,700 Par Pharmaceutical Cos., Inc. +         132,446
                9,300 Pfizer, Inc. #                          231,756
                5,400 Pharmaceutical Product
                      Development, Inc. #                     186,894
                  520 Quest Diagnostics, Inc.                  26,676
                3,550 ResMed, Inc. +#                         156,129
                3,150 Sierra Health Services, Inc. +#         128,205
                3,500 Sunrise Senior Living, Inc. +#          136,395
                1,400 SurModics, Inc. +#                       49,504
                2,900 Techne Corp. +#                         174,406
                4,200 VCA Antech, Inc. +                      119,616
                                                          -----------
                                                            6,397,298
                                                          -----------
           INDUSTRIALS - 9.8%
                2,325 Agilent Technologies, Inc. +#            87,304
                  800 Aptargroup, Inc. #                       44,200
                3,370 Arrow Electronics, Inc. +#              108,750
                3,500 AVX Corp. #                              61,950
                3,900 Baldor Electric Co.                     132,093
                3,700 Belden CDT, Inc.                        100,751
                1,700 Bemis Co. #                              53,686
                1,220 Black & Decker Corp. #                  106,006
                2,310 Boeing Co. #                            180,018
                4,800 Bucyrus Industrial, Inc.                231,312
                2,200 Burlington Northern Santa Fe Corp.,
                      Class A #                               183,326
                1,200 Canadian National Railway Co. #          54,336
                2,600 Canadian Pacific Railway, Ltd. #        129,922
                1,800 Caterpillar, Inc. #                     129,258
                1,355 Cemex SA de CV ADR #                     88,454
                1,000 CH Robinson Worldwide, Inc.              49,090
                3,650 Clarcor, Inc.                           129,940
                2,920 CNF, Inc. #                             145,825
                  775 Commercial Metals Co. #                  41,455
                  650 Cooper Industries, Ltd. #                56,485
                4,375 Crown Holdings, Inc. +#                  77,612
                1,015 CSX Corp. #                              60,697
                  620 Cummins, Inc. #                          65,162
                2,500 Curtiss-Wright Corp.                    165,500

See Notes to Financial Statements.    8               ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

             SHARES SECURITY DESCRIPTION                   VALUE
             ------ --------------------                -----------
              3,200 Cymer, Inc. +                       $   145,408
              1,250 DRS Technologies, Inc. #                 68,587
              5,160 Eagle Materials, Inc. #                 329,002
                700 Eaton Corp. #                            51,079
              5,000 Electro Scientific Industries +         110,650
              1,950 EMCOR Group, Inc. +#                     96,837
              2,445 Energizer Holdings, Inc. +#             129,585
              5,275 Equifax, Inc. #                         196,441
              4,600 FEI Co. +                                91,310
              1,285 Fisher Scientific International,
                    Inc. +#                                  87,444
              4,750 Florida Rock Industries, Inc. #         267,045
              1,400 Forward Air Corp. #                      52,206
              2,800 Franklin Electric Co., Inc.             153,020
              1,305 Freightcar America, Inc. #               82,998
              2,500 Gardner Denver, Inc. +                  163,000
             10,000 GATX Corp.                              412,900
              2,000 General Electric Co. #                   69,560
              3,150 Genesee & Wyoming, Inc. +                96,642
              2,000 Genlyte Group, Inc. +                   136,280
              1,970 Granite Construction, Inc. #             95,900
              1,420 Harsco Corp. #                          117,320
              4,000 Heartland Express, Inc.                  87,160
              2,900 Heidrick & Struggles International,
                    Inc. +#                                 105,212
                700 Illinois Tool Works, Inc. #              67,417
              1,945 Ingersoll-Rand Co., Ltd. #               81,282
              1,250 Itron, Inc. +#                           74,812
              2,175 ITT Industries, Inc. #                  122,278
              2,700 JB Hunt Transport Services, Inc. #       58,158
              3,350 Joy Global, Inc. #                      200,230
              8,000 Kansas City Southern +                  197,600
              1,900 Kaydon Corp. #                           76,684
              6,700 Kemet Corp. +#                           63,449
              4,600 Laidlaw International, Inc. #           125,120
              7,100 Lancaster Colony Corp. #                298,200
              2,400 Landstar System, Inc. #                 105,888
              4,550 Layne Christensen Co. +                 152,516
              1,500 Lockheed Martin Corp. #                 112,695
                870 Manpower, Inc.                           49,747
              1,500 Martin Marietta Materials, Inc. #       160,545
              1,900 Measurement Specialties, Inc. +          49,685
              5,300 Metrologic Instruments, Inc. +          122,589
                200 Middleby Corp. +#                        16,744
              1,900 Molecular Devices Corp. +#               63,004
              3,400 Mueller Industries, Inc. #              121,346
              2,100 Nordson Corp. #                         104,706
                800 Northrop Grumman Corp. #                 54,632
              1,925 Pactiv Corp. +#                          47,239
                700 Parker Hannifin Corp. #                  56,427
              9,000 Pentair, Inc.                           366,750
              3,490 PerkinElmer, Inc. #                      81,910
              3,950 Precision Castparts Corp. #             234,630
              1,080 Quanex Corp. #                           71,960
              2,500 Quanta Services, Inc. +                  40,050

             SHARES   SECURITY DESCRIPTION                   VALUE
           ---------- --------------------                -----------
                1,090 Raytheon Co. #                      $    49,966
                  695 Rockwell Automation, Inc. #              49,977
                1,100 Rockwell Collins, Inc. #                 61,985
                2,300 Ryder System, Inc. #                    102,994
                8,000 Sonoco Products Co.                     270,960
                1,200 SPX Corp. #                              64,104
                1,900 Stericycle, Inc. +                      128,478
                1,900 Tektronix, Inc. #                        67,849
                1,700 Teledyne Technologies, Inc. +#           60,520
                1,100 Teleflex, Inc. #                         78,793
                  600 Tennant Co. #                            31,392
                  710 Terex Corp. +                            56,260
                  970 Thomas & Betts Corp. +#                  49,839
                1,660 Timken Co.                               53,568
                6,000 Tyco International, Ltd.                161,280
                1,900 United Industrial Corp. #               115,767
                1,820 URS Corp. +#                             73,255
                6,000 UTI Worldwide, Inc. #                   189,600
                1,000 Varian, Inc. +#                          41,180
                2,200 Volvo AB ADR #                          102,564
                2,195 Vulcan Materials Co. #                  190,197
                                                          -----------
                                                           11,007,539
                                                          -----------
           INFORMATION TECHNOLOGY - 5.3%
                3,900 Autodesk, Inc. #                        150,228
                2,800 Blackbaud, Inc. #                        59,332
                1,000 Blue Nile, Inc. +#                       35,190
                3,030 BMC Software, Inc. +#                    65,630
                1,600 CACI International, Inc., Class A +     105,200
                2,100 Ceridian Corp. +#                        53,445
                3,500 Cerner Corp. +#                         166,075
                3,100 Cognizant Technology Solutions,
                      Class A +#                              184,419
                1,010 Computer Sciences Corp. +                56,105
                4,000 Dell, Inc. +#                           119,040
                4,150 Diodes, Inc. +                          172,225
                6,900 DSP Group, Inc. +                       200,169
                1,600 DST Systems, Inc. +#                     92,704
                  900 Dun & Bradstreet Corp. +#                69,012
                2,000 eBay, Inc. +#                            78,120
                4,550 Electronics for Imaging +               127,264
                4,500 Fair Isaac Corp. #                      178,290
                3,725 Filenet Corp. +                         100,649
                6,340 Fiserv, Inc. +#                         269,767
                2,910 Freescale Semiconductor, Inc.,
                      Class B +#                               80,811
                2,100 Global Payments, Inc. #                 111,321
                  400 Google, Inc., Class A +#                156,000
                2,395 Hewlett-Packard Co. #                    78,795
                3,910 IMS Health, Inc. #                      100,761
                  900 Intergraph Corp. +#                      37,494
                  900 Intuit, Inc. +#                          47,871
                1,600 j2 Global Communications, Inc. +         75,200
                4,000 Keane, Inc. +#                           63,000

See Notes to Financial Statements.    9               ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

             SHARES   SECURITY DESCRIPTION                  VALUE
           ---------- --------------------               -----------
                1,600 Lam Research Corp. +#              $    68,800
                1,100 Lexmark International, Inc. +#          49,918
                8,595 LSI Logic Corp. +#                      99,358
                9,700 Mediware Information Systems +          97,000
                  980 MEMC Electronic Materials, Inc. +       36,182
                5,850 Micros Systems, Inc. +#                269,510
                4,300 Microsemi Corp. +                      125,173
                  700 MicroStrategy, Inc., Class A +#         73,703
                2,345 National Semiconductor Corp. #          65,285
                5,450 Novell, Inc. +                          41,856
                2,500 Nvidia Corp. +#                        143,150
                2,200 Omnivision Technologies, Inc. +#        66,440
                1,700 Plantronics, Inc. #                     60,231
                5,300 Power Integrations, Inc. +             131,334
                2,400 Reynolds & Reynolds Co., Class A #      68,160
                4,700 Salesforce.com, Inc. +#                170,751
                5,000 Seagate Technology                     131,650
                2,030 SEI Investments Co. #                   82,276
                4,000 Standard Microsystems Corp. +          103,920
                4,700 Texas Instruments, Inc. #              152,609
                5,200 THQ, Inc. +                            134,628
               15,000 Total System Services, Inc.            298,800
                4,650 Transaction Systems Architects +       145,126
                7,750 Western Digital Corp. +#               150,583
                6,500 Witness Systems, Inc. +                165,100
                2,000 Yahoo!, Inc. +#                         64,520
                                                         -----------
                                                           6,030,180
                                                         -----------
           MATERIALS - 2.4%
                2,300 Agrium, Inc. #                          58,098
                  800 Air Products & Chemicals, Inc. #        53,752
                3,300 Albemarle Corp.                        149,655
                  760 Alcan, Inc.                             34,755
                3,700 Allegheny Technologies, Inc. #         226,366
               10,800 Anglo American PLC                     211,356
                  685 Aracruz Cellulose SA #                  36,264
                  400 BHP Billiton, Ltd.                      15,940
                2,200 Carpenter Technology Corp.             207,944
                3,350 Ecolab, Inc. #                         127,970
                  900 FMC Corp. +#                            55,782
                1,555 Freeport-McMoRan Copper & Gold,
                      Inc., Class B #                         92,942
                2,175 Louisiana-Pacific Corp. #               59,160
                1,840 Lubrizol Corp. #                        78,844
                  840 Nova Chemicals Corp.                    23,940
                1,960 Nucor Corp. #                          205,389
                1,850 Phelps Dodge Corp. #                   148,981
                1,700 PPG Industries, Inc. #                 107,695
                  685 Reliance Steel & Aluminum Co. #         64,335
                  200 Rio Tinto, Plc.                         41,400
                1,100 Rohm & Haas Co. #                       53,757
                2,600 Schulman A, Inc. #                      64,350
                1,700 Sherwin-Williams Co. #                  84,048
                1,100 Steel Dynamics, Inc. #                  62,403

             SHARES   SECURITY DESCRIPTION                   VALUE
           ---------- --------------------                -----------
                1,920 Temple-Inland, Inc. #               $    85,536
                  160 Tronox, Inc. +#                           2,724
                  940 USG Corp. +#                             89,262
                2,900 Valspar Corp. #                          80,823
                1,500 Westlake Chemical Corp. #                51,825
                1,125 Weyerhaeuser Co. #                       81,484
                                                          -----------
                                                            2,656,780
                                                          -----------
           TELECOMMUNICATION SERVICES - 1.2%
                8,750 Adtran, Inc. #                          229,075
                1,555 Amdocs, Ltd. +#                          56,073
                2,400 Anixter International, Inc.             114,672
                3,970 CenturyTel, Inc. #                      155,306
                6,405 Cisco Systems, Inc. +#                  138,796
                7,000 Corning, Inc. +#                        188,370
                2,000 Cryptologic, Inc. #                      51,580
                4,500 Earthlink, Inc. +#                       42,975
                3,450 Lucent Technologies, Inc. +#             10,522
                3,325 Motorola, Inc. #                         76,176
                3,650 NII Holdings, Inc., Class B +#          215,241
                2,100 Sprint Nextel Corp.                      54,264
                5,255 Tellabs, Inc. +#                         83,554
                                                          -----------
                                                            1,416,604
                                                          -----------
           UTILITIES - 2.6%
                3,985 AES Corp. +#                             67,984
               11,125 Allegheny Energy, Inc. +#               376,581
                2,420 Alliant Energy Corp. #                   76,157
                2,150 American Electric Power Co., Inc. #      73,143
                2,000 American States Water Co.                74,720
               16,000 Atmos Energy Corp.                      421,280
                2,800 Centerpoint Energy, Inc.                 33,404
                2,500 CMS Energy Corp. +                       32,375
                1,105 Constellation Energy Group, Inc. #       60,455
                3,080 DPL, Inc. #                              83,160
                2,670 Edison International #                  109,951
                1,755 Energen Corp. #                          61,425
                1,085 Entergy Corp. #                          74,800
                  715 Exelon Corp. #                           37,823
                1,890 FirstEnergy Corp. #                      92,421
                7,200 Korea Electric Power Corp., ADR         155,520
                6,853 Mirant Corp. +                          171,325
                1,400 New Jersey Resources Corp. #             63,350
                1,115 Nicor, Inc. #                            44,109
                2,500 PG&E Corp. #                             97,250
                1,415 PNM Resources, Inc. #                    34,526
                2,195 PPL Corp. #                              64,533
                6,000 Reliant Energy, Inc. +                   63,480
               12,000 Sierra Pacific Resources +              165,720
                6,035 TXU Corp. #                             270,127
                2,000 Wisconsin Energy Corp. #                 79,980
                                                          -----------
                                                            2,885,599
                                                          -----------
           Total Common Stock (Cost $62,292,227)           67,157,739
                                                          -----------

See Notes to Financial Statements.    10              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

                      SECURITY
            SHARES    DESCRIPTION         RATE              VALUE
          ----------- -----------         ----           ------------
          PREFERRED STOCK CONVERTIBLE - 0.6%
          CONSUMER DISCRETIONARY - 0.1%
                3,152 Ford Motor
                      Company Capital
                      Trust II #          6.50%          $     94,718
                                                         ------------
          ENERGY - 0.1%
                1,503 Chesapeake
                      Energy Corp. #      4.50                142,597
                                                         ------------
          FINANCIALS - 0.2%
                    1 FNMA #              5.38                 96,068
                1,923 Sovereign Cap
                      Trust IV #          4.38                 87,737
                                                         ------------
                                                              183,805
                                                         ------------
          INDUSTRIALS - 0.1%
                  129 Kansas City
                      Southern #          5.13                136,014
                                                         ------------
          MATERIALS - 0.1%
                   76 Terra Industries,
                      Inc., Series A +#   4.25                 73,796
                                                         ------------
          Total Preferred Stock (Cost $618,111)               630,930
                                                         ------------
          TOTAL EQUITY SECURITIES (COST $62,910,338)       67,788,669
                                                         ------------

                      SECURITY                  MATURITY
           PRINCIPAL  DESCRIPTION         RATE    DATE      VALUE
          ----------- -----------         ----  -------- ------------
          FIXED-INCOME SECURITIES - 17.4%
          ASSET BACKED OBLIGATIONS - 2.9%
          $   230,000 Banc of America,
                      Series 2005-4 A3    4.89  07/10/45      222,478
              110,000 Bayview Financial
                      Acquisition, Series
                      2005-D-AF3 +        5.50  12/28/35      108,419
              125,000 Chase Mortgage
                      Finance Corp.,
                      Series 2005-A1-
                      2A3 +               5.25  12/25/35      122,828
               50,000 Citigroup
                      Mortgage Loan
                      Trust, Series
                      2005-WF1-A2 +       4.49% 02/25/35       49,141
               55,000 Continental
                      Airlines, Inc.,
                      Series 2002-1 G2    6.56  02/15/12       56,802
               42,916 Continental
                      Airlines, Inc.,
                      Series 974-A        6.90  01/02/18       43,746

                      SECURITY                  MATURITY
           PRINCIPAL  DESCRIPTION         RATE    DATE      VALUE
          ----------- -----------         ----  -------- ------------
          $   138,808 Countrywide
                      Alternative Loan
                      Trust, Series
                      2004-J10-4CB1       6.50  10/25/34 $    139,657
               76,479 Countrywide
                      Alternative Loan
                      Trust, Series
                      2005-43-4A1 +       5.76  10/25/35       75,954
              850,000 Countrywide
                      Alternative Loan
                      Trust, Series
                      2006-OA2 X1P        7.41  05/20/46       43,828
              200,000 Credit Suisse First
                      Boston Mortgage
                      Securities, Series
                      2005-C5 A3 +        5.10  08/15/38      194,464
               80,000 Credit Suisse First
                      Boston Mortgage
                      Securities,
                      Series 2003-
                      AR24-2A4 +          4.03  10/25/33       77,851
              200,000 Credit Suisse First
                      Boston Mortgage
                      Securities, Series
                      2006-C1 A3 +        5.71  02/15/39      200,600
              200,000 GE Capital CMC
                      2006-C1 A3 +        5.52  03/10/44      197,820
              210,000 GMACC 2004-C3
                      A4                  4.55  12/10/41      200,808
              225,000 GMACM 2006-
                      HLTV1 A5 +          6.01  10/25/29      223,450
               88,777 Harborview
                      Mortgage Loan
                      Trust, Series
                      2004-8-2A4A +       5.18  11/19/34       89,037
              998,703 Harborview
                      Mortgage Loan
                      Trust, Series
                      2006-1 X1 +         1.60  03/19/37       51,339
              225,000 JP Morgan
                      Mortgage Loan
                      Trust, Series
                      2004-C3-A4          4.66% 01/15/42      215,149
              120,000 JP Morgan
                      Mortgage Loan
                      Trust, Series
                      2005-A3-11A2 +      4.51  06/25/35      113,288
               67,160 JP Morgan
                      Mortgage Loan
                      Trust, Series
                      2005-A5-2A1 +       5.16  08/25/35       66,361

See Notes to Financial Statements.    11              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006


                        SECURITY                  MATURITY
            PRINCIPAL   DESCRIPTION        RATE     DATE       VALUE
           -----------     -----------     ----   --------  ------------
           $   200,000  JP Morgan
                        Mortgage Loan
                        Trust, Series
                        2006-A2-2A2 +      5.77   04/25/36  $    199,360
               178,852  Master Seasoned
                        Securities Trust,
                        2004-1-4A1 +       5.19   10/25/32       180,750
               125,000  Morgan Stanley
                        Dean Witter Cap,
                        2000-LIFE A2       7.57   11/15/36       133,358
               160,373  Washington
                        Mutual, Series
                        2002-AR18 A +      4.12   01/25/33       159,650
               115,000  Washington
                        Mutual, Series
                        2005-AR16-
                        1A4A +             5.12   12/25/35       112,066
                                                            ------------
           Total Asset Backed Obligations (Cost $3,289,554)    3,278,204
                                                            ------------
           CORPORATE CONVERTIBLE BONDS - 2.5%
           CONSUMER DISCRETIONARY - 0.3%
                37,000  Casual Male
                        Retail Group #     5.00   01/01/24        38,850
                89,000  Citadel
                        Broadcasting
                        Corp. #            1.88   02/15/11        72,980
                58,000  Jetblue Airways
                        Corp. #            3.75   03/15/35        54,012
               162,000  Kellwood Co. ~ #   3.50   06/15/34       142,965
                39,000  Six Flags, Inc. #  4.50   05/15/15        67,372
                                                            ------------
                                                                 376,179
                                                            ------------
           CONSUMER STAPLES - 0.2%
               117,000  Conmed Corp. #     2.50   11/15/24        95,355
                96,000  Connetics Corp. #  2.00    3/30/15        78,000
                                                            ------------
                                                                 173,355
                                                            ------------
           ENERGY - 0.1%
                30,000  Oil States
                        International #    2.38   07/01/25        40,875
                                                            ------------
           FINANCIALS - 0.5%
               110,000  American Equity
                        Investment Life
                        Holding Co. #      5.25%  12/06/24       137,912
                76,000  Compucredit Corp.
                        #                  3.63   05/30/25        80,845
               100,000  Fairfax Financial  5.00   07/15/23        89,625
               100,000  Leucadia National
                        Corp.              3.75   04/15/14       141,625
               150,000  Trizec Hahn Corp.  3.00   01/29/21       137,250
                                                            ------------
                                                                 587,257
                                                            ------------

                       SECURITY                 MATURITY
            PRINCIPAL  DESCRIPTION        RATE    DATE      VALUE
           ----------- -----------       -----  -------- ------------
           HEALTH CARE - 0.6%
           $    49,000 Human Genome
                       Sciences, Inc. #   2.25  10/15/11 $     46,182
                69,000 Human Genome
                       Sciences, Inc. #   2.25  08/15/12       59,857
                89,000 Invitrogen
                       Corp. #            3.25  06/15/25       86,553
               112,000 LifePoint
                       Hospitals, Inc. #  3.25  08/15/25       95,760
               118,000 Omnicare, Inc. #   3.25  12/15/35      113,723
               170,000 Pharmaceutical
                       Resources #        2.88  09/30/10      142,163
               151,000 Valeant
                       Pharmaceuticals #  4.00  11/15/13      129,860
                                                         ------------
                                                              674,098
                                                         ------------
           INDUSTRIALS - 0.2%
               129,000 EDO Corp. #        4.00  11/15/25      142,223
                84,000 Wilson
                       Greatbatch
                       Tech #             2.25  06/15/13       71,190
                                                         ------------
                                                              213,413
                                                         ------------
           INFORMATION TECHNOLOGY - 0.2%
                46,000 CIBER, Inc. #      2.88  12/15/23       40,135
                94,000 ON Semiconductor
                       Corp. (+/-)#       6.75  04/15/24       85,540
                79,000 WebMD Corp. #      3.13  09/01/25       74,655
                                                         ------------
                                                              200,330
                                                         ------------
           TELECOMMUNICATION SERVICES - 0.3%
               100,000 Level 3
                       Communications ~  12.88  03/15/10      100,750
               108,000 Qwest
                       Communications
                       Int. #             3.50  11/15/25      144,045
                74,000 Time Warner
                       Telecom, Inc. #    2.38  4/1/2026       85,193
                                                         ------------
                                                              329,988
                                                         ------------
           UTILITIES - 0.1%
               200,000 Calpine Corp. N    4.75% 11/15/23       84,000
                65,000 Public Service
                       Entrprise
                       Group +            5.31  09/21/08       65,108
                                                         ------------
                                                              149,108
                                                         ------------
           Total Convertible Bonds (Cost $2,716,228)        2,744,603
                                                         ------------

See Notes to Financial Statements.    12              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

                      SECURITY                  MATURITY
           PRINCIPAL  DESCRIPTION         RATE    DATE      VALUE
          ----------- -----------        -----  -------- ------------
          CORPORATE NON-CONVERTIBLE BONDS - 2.2%
          CONSUMER DISCRETIONARY - 0.2%
          $    18,833 Continental
                      Airlines, Inc.      6.41  04/15/07 $     18,792
              180,000 Ford Motor Co.      7.45  07/16/31      134,550
              120,000 General Motors      8.38  07/15/33       88,500
                                                         ------------
                                                              241,842
                                                         ------------
          ENERGY - 0.1%
               70,000 National Fuel
                      Gas Co.             7.38   6/13/25       76,462
                                                         ------------
          FINANCIALS - 1.2%
               32,000 Arch Capital
                      Group, Ltd.         7.35  05/01/34       34,371
               60,000 BankBoston
                      Capital Trust II,
                      Series B            7.75  12/15/26       63,103
               70,000 Bear Stearns
                      Co., Inc.           5.30  10/30/15       67,799
               75,000 Developers
                      Diversified Realty
                      Corp.               4.63  08/01/10       72,021
               65,000 Equity One, Inc.    5.38  10/15/15       61,819
              120,000 Goldman Sachs
                      Group, Inc.         5.35  01/15/16      116,120
               60,000 Health Care
                      Properties          5.63  02/28/13       59,205
               60,000 Health Care
                      Property
                      Investors, Inc.
                      MTN                 4.88  09/15/10       58,121
               50,000 Highwoods
                      Realty, LP          7.00  12/01/06       50,350
              115,000 Highwoods
                      Realty, LP          7.50  04/15/18      123,530
               70,000 JPMorgan Chase
                      & Co.               5.15  10/01/15       67,109
              135,000 Lehman Brothers
                      Holdings, Inc.      5.50  04/04/16      132,598
               31,000 Lehman Brothers
                      Holdings, Inc. +   12.50  11/30/10       28,399
               60,000 New Plan Excel
                      Realty Trust        5.13  09/15/12       57,610
              160,000 Reckson
                      Operating
                      Partnership         6.00% 03/31/16      159,012
               49,000 Shurgard
                      Storage Centers,
                      Inc.                5.88  03/15/13       49,356
              100,000 Shurgard
                      Storage Centers,
                      Inc.                7.75  02/22/11      108,194

                        SECURITY                MATURITY
            PRINCIPAL   DESCRIPTION       RATE    DATE      VALUE
           -----------  -----------      -----  -------- ------------
           $    32,000  Washington Real
                        Estate
                        Investment Trust  5.35  05/01/15 $     30,676
                                                         ------------
                                                            1,339,393
                                                         ------------
           INDUSTRIALS - 0.1%
               300,000  Delphi Corp. N    6.50  08/15/13      183,000
                                                         ------------
           MATERIALS - 0.2%
               110,000  Barrick Gold
                        Financial Co.     5.80  11/15/34      102,040
               135,000  Oregon Steel
                        Mills, Inc.      10.96  07/15/09      143,775
                                                         ------------
                                                              245,815
                                                         ------------
           UTILITIES - 0.4%
               500,000  Calpine Corp. N  10.50  05/15/06      305,000
                70,000  Entergy
                        Louisiana, LLC    5.56  09/01/15       66,819
                55,000  Swepco Capital
                        Trust I +         5.25  10/01/43       54,294
                                                         ------------
                                                              426,113
                                                         ------------
           Total Non-Convertible Bonds (Cost $2,489,209)    2,512,625
                                                         ------------
           US GOVERNMENT AND AGENCY OBLIGATIONS - 9.8%
           DISCOUNT NOTES - 0.3%
               175,000  FHLB Discount
                        NT (+/-)          4.57  04/12/06      174,797
               115,000  FHLMC             4.66  04/11/06      114,882
                                                         ------------
                                                              289,679
                                                         ------------
           MORTGAGE BACKED SECURITIES - 1.9%
               205,000  FHLMC FHR
                        2929 PE           5.00  05/15/33      194,392
                93,238  FHLMC FHR
                        2595 HY           5.50  03/15/23       18,908
               106,721  FHLMC FHR
                        2881 IA           6.00  08/15/34       23,093
                62,695  FHLMC Pool
                        #1L0113 +         5.73  05/01/35       63,785
                75,000  FHLMC Series
                        2433 SA +         8.58  02/15/32       74,959
               140,000  FNMA (a)          4.50  06/01/15      129,150
               110,000  FNMA (a)          5.50% 05/28/11      109,347
               199,153  FNMA FNR 2001-
                        52 YZ             6.50  10/25/31      203,237
               122,635  FNMA FNR 2001-
                        81 QG             6.50  01/25/32      125,067
               225,000  FNMA FNR 2006-
                        4 WE              4.50  02/25/36      197,877
                82,846  FNMA Pool
                        #673743 +         5.12  11/01/32       82,432

See Notes to Financial Statements.    13              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

                        SECURITY                  MATURITY
           PRINCIPAL    DESCRIPTION          RATE   DATE      VALUE
          -----------   -----------          ---- -------- ------------
          $   116,873   FNMA Pool
                        #708856 +            3.68 06/01/33 $    117,168
              154,968   FNMA Pool
                        #735881              6.00 11/01/34      155,099
              100,000   FNMA Pool
                        #841741 +            5.06 09/01/35       98,050
               66,276   GNMA Pool
                        #80610 +             4.38 06/20/32       66,540
              138,284   GNMA Pool
                        #81136 +             5.00 11/20/34      139,104
              188,483   GNMA Pool
                        #81432 +             4.00 08/20/35      187,258
              185,790   GNMA Pool
                        #81435 +             4.50 08/20/35      186,088
                                                           ------------
                                                              2,171,554
                                                           ------------
          US TREASURY SECURITIES - 7.6%
              764,000   US Treasury Note
                        - Strip - (PO) (+/-) 4.36 08/15/09      651,025
              304,000   US Treasury Bond     8.13 08/15/19      394,583
              512,000   US Treasury Bond     6.13 11/15/27      583,040
            1,001,000   US Treasury Note     3.13 09/15/08      962,290
            3,051,000   US Treasury Note     3.38 10/15/09    2,909,296
            1,271,000   US Treasury Note     5.00 08/15/11    1,282,569
            1,001,000   US Treasury Note     4.88 02/15/12    1,002,878
              853,000   US Treasury Note     4.25 11/15/14      815,548
                                                           ------------
                                                              8,601,229
                                                           ------------
          Total US Government and Agency Obligations
          (Cost $11,183,713)                                 11,062,462
                                                           ------------
          TOTAL FIXED-INCOME SECURITIES (COST $19,678,704)   19,597,894
                                                           ------------
                        SECURITY
            SHARES      DESCRIPTION                           VALUE
          -----------   -----------                        ------------
          MUTUAL FUNDS - 2.9%
                3,300   iShares Russell
                        2000 Index Fund                         262,779
              246,768   Loomis Sayles
                        Investment Grade
                        Fixed Income
                        Fund f                                3,025,370
                                                           ------------
          Total Mutual Funds (Cost $3,450,182)                3,288,149
                                                           ------------
                        SECURITY
           PRINCIPAL    DESCRIPTION                           VALUE
          -----------   -----------                        ------------
          SHORT-TERM INVESTMENT - 21.8%
          MONEY MARKET DEPOSIT ACCOUNT - 21.8%
          $24,582,780   Citibank Money Market
                        Deposit Account, 4.39%
                        (Cost $24,582,780)                   24,582,780
                                                           ------------
          Total Short-Term Investment (Cost $24,582,780)     24,582,780
                                                           ------------

         NUMBER OF SECURITY            STRIKE EXPIRATION
         CONTRACTS DESCRIPTION         PRICE     DATE        VALUE
         --------- -----------         ------ ---------- ------------
         PUT OPTIONS PURCHASED - 0.1%
               14  Centex Corp.         50.00  01/21/08  $      6,230
               24  Dell, Inc.           20.00  01/21/08         1,200
               36  Dell, Inc.           30.00  01/21/08        11,340
               16  DR Horton, Inc.      30.00  01/21/08         6,720
               28  eBay, Inc.           35.00  01/21/08        10,920
               28  General Electric
                   Co.                  30.00  01/21/08         3,360
                6  Google, Inc.,
                   Class A             240.00  01/19/08         9,030
               30  Hovnanian
                   Enterprises, Inc.,
                   Class A              35.00  01/19/08        11,100
                7  Hovnanian
                   Enterprises, Inc.,
                   Class A              50.00  01/21/08         7,315
               16  Lennar Corp.,
                   Class A              50.00  01/21/08         7,600
               16  Ryland Group, Inc.   60.00  01/21/08        11,280
               28  Toll Brothers, Inc.  30.00  01/21/08        10,920
               30  Yahoo!, Inc.         30.00  01/21/08         9,300
                                                         ------------
         Total Put Options Purchased
         (Premiums Paid $129,622)                             106,315
                                                         ------------
         TOTAL LONG POSITIONS - 102.4%
         (COST $110,751,626) *                           $115,363,807
         TOTAL SHORT POSITIONS - (35.9)%
         (COST $(39,278,628))                             (40,430,577)
         TOTAL CALL OPTIONS WRITTEN - (0.3)%
         (PREMIUMS RECEIVED $(303,417))                      (287,960)
         Other Assets & Liabilities, Net - 33.8%           38,045,301
                                                         ------------
         NET ASSETS - 100.0%                             $112,690,571
                                                         ============

See Notes to Financial Statements.    14              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
MARCH 31, 2006

               SHARES      SECURITY DESCRIPTION             VALUE
           --------------- --------------------         ------------
           SECURITIES SOLD SHORT - (35.9)%
           COMMON STOCK - (35.9)%
           CONSUMER DISCRETIONARY - (9.4)%
                   (1,000) Advisory Board Co.           $    (55,770)
                   (5,100) Aeropostale, Inc.                (153,816)
                   (3,375) American Axle &
                           Manufacturing Holdings, Inc.      (57,814)
                   (5,400) American Eagle Outfitters        (161,244)
                   (4,120) Apollo Group, Inc., Class A      (216,342)
                   (3,770) Aviall, Inc.                     (143,562)
                   (8,905) Avon Products, Inc.              (277,569)
                     (100) Beazer Homes USA, Inc.             (6,570)
                   (3,350) Bed Bath & Beyond, Inc.          (128,640)
                   (3,850) Big Lots, Inc.                    (53,746)
                     (800) BorgWarner, Inc.                  (48,032)
                   (2,700) Boyd Gaming Corp.                (134,838)
                   (3,700) Brunswick Corp.                  (143,782)
                   (3,850) Career Education Corp.           (145,261)
                   (2,450) Carmax, Inc.                      (80,066)
                   (4,000) Carmike Cinemas, Inc.             (96,520)
                   (1,400) Carnival Corp.                    (66,318)
                   (1,911) Casual Male Retail
                           Group, Inc.                       (18,613)
                   (1,060) CDW Corp.                         (62,381)
                   (1,000) Centex Corp.                      (61,990)
                   (1,650) Cheesecake Factory                (61,793)
                   (1,960) Chico's FAS, Inc.                 (79,654)
                   (2,450) Cintas Corp.                     (104,419)
                     (874) Citadel Broadcasting Corp.         (9,693)
                   (1,980) Coldwater Creek, Inc.             (55,044)
                   (5,585) Comcast Corp., Class A           (146,104)
                   (7,865) Cost Plus, Inc.                  (134,491)
                     (900) Costco Wholesale Corp.            (48,744)
                   (6,075) Cumulus Media, Inc.,
                           Class A                           (68,404)
                   (1,145) Davita, Inc.                      (68,940)
                   (2,500) DeVry, Inc.                       (56,925)
                   (7,800) Dollar General Corp.             (137,826)
                   (5,700) Dow Jones & Co., Inc.            (224,010)
                   (4,000) DR Horton, Inc.                  (132,880)
                   (2,060) DSW, Inc., Class A                (64,519)
                   (4,400) EchoStar Communications
                           Corp., Class A                   (131,428)
                   (3,200) EW Scripps Co., Class A          (143,072)
                   (3,345) Family Dollar Stores, Inc.        (88,977)
                   (1,300) Fastenal Co.                      (61,542)
                   (7,123) Ford Motor Co.                    (56,699)
                   (2,200) Four Seasons Hotels, Inc.        (111,540)
                   (1,515) Gannett Co., Inc.                 (90,779)
                   (4,055) Gaylord Entertainment Co.        (184,016)
                   (2,800) Goodyear Tire & Rubber Co.        (40,544)
                   (2,875) Guitar Center, Inc.              (137,137)
                   (5,750) H&R Block, Inc.                  (124,487)
                   (4,800) Harley-Davidson, Inc.            (249,024)

               SHARES  SECURITY DESCRIPTION             VALUE
              -------- --------------------         ------------
               (1,125) Harrah's Entertainment, Inc. $    (87,705)
               (4,285) HOT Topic, Inc.                   (62,132)
                 (200) Hovnanian Enterprises, Inc.,
                       Class A                            (8,786)
              (19,075) Interpublic Group of Cos.,
                       Inc.                             (182,357)
               (3,200) Iron Mountain, Inc.              (130,368)
              (14,182) JetBlue Airways Corp.            (152,031)
               (3,300) Jo-Ann Stores, Inc.               (44,418)
                 (100) KB Home                            (6,498)
               (1,002) Kellwood Co.                      (31,453)
               (1,500) Kohl's Corp.                      (79,515)
               (1,300) Lennar Corp., Class A             (78,494)
                 (800) Lowe's Cos., Inc.                 (51,552)
                 (700) Magna International, Inc.,
                       Class A                           (52,983)
               (1,700) MarineMax, Inc.                   (56,984)
                 (900) MDC Holdings, Inc.                (57,879)
                 (800) Meritage Homes Corp.              (43,968)
               (2,225) MGM Mirage                        (95,875)
               (7,030) Nautilus, Inc.                   (105,099)
               (3,500) Navistar International Corp.      (96,530)
               (3,890) New York Times, Inc.,
                       Class A                           (98,456)
               (5,600) Newell Rubbermaid, Inc.          (141,064)
               (8,125) News Corp., Class A              (134,956)
                 (165) NVR, Inc.                        (121,927)
               (1,400) O'Reilly Automotive, Inc.         (51,184)
               (3,100) Orient-Express Hotels, Ltd.      (121,613)
               (4,320) Outback Steakhouse, Inc.         (190,080)
               (1,300) Oxford Industries, Inc.           (66,469)
               (4,800) PEP Boys-Manny Moe & Jack         (72,528)
               (7,300) Petco Animal Supplies, Inc.      (172,061)
               (4,300) Petsmart, Inc.                   (121,002)
               (1,945) PF Chang's China
                       Bistro, Inc.                      (95,869)
               (1,600) Phillips-Van Heusen               (61,136)
              (12,200) Pier 1 Imports, Inc.             (141,642)
                 (900) Polo Ralph Lauren Corp.           (54,549)
              (11,900) Progressive Gaming
                       International Corp.              (113,883)
                 (100) Pulte Homes, Inc.                  (3,842)
               (7,800) Quiksilver, Inc.                 (108,108)
               (4,450) RadioShack Corp.                  (85,574)
               (1,800) Regis Corp.                       (62,064)
               (5,200) Ross Stores, Inc.                (151,788)
               (1,485) Ruby Tuesday, Inc.                (47,639)
                 (600) Ryland Group, Inc.                (41,640)
               (1,700) Scholastic Corp.                  (45,492)
               (3,200) School Specialty, Inc.           (110,400)
                 (755) Sears Holdings Corp.              (99,841)
              (10,744) Six Flags, Inc.                  (109,374)
               (2,700) Southwest Airlines Co.            (48,573)
               (1,800) Standard-Pacific Corp.            (60,516)

See Notes to Financial Statements.    15              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
MARCH 31, 2006

               SHARES      SECURITY DESCRIPTION             VALUE
           --------------- --------------------         ------------
                     (900) Station Casinos, Inc.        $    (71,433)
                   (3,600) Technical Olympic USA, Inc.       (73,260)
                   (5,100) Tempur-Pedic International,
                           Inc.                              (72,165)
                   (9,245) TJX Cos., Inc.                   (229,461)
                     (200) Toll Brothers, Inc.                (6,926)
                   (5,500) Urban Outfitters, Inc.           (134,970)
                   (4,950) Valassis Communications,
                           Inc.                             (145,382)
                     (900) Walgreen Co.                      (38,817)
                   (4,835) Wal-Mart Stores, Inc.            (228,405)
                   (1,900) Weight Watchers
                           International, Inc.               (97,660)
                   (1,565) WESCO International, Inc.        (106,436)
                   (2,200) Wynn Resorts, Ltd.               (169,070)
                   (5,650) XM Satellite Holdings, Inc.,
                           Class A                          (125,826)
                                                        ------------
                                                         (10,583,273)
                                                        ------------
           CONSUMER STAPLES - (2.9)%
                   (4,000) Alberto-Culver Co.               (176,920)
                     (700) Altria Group, Inc.                (49,602)
                   (2,500) Archer-Daniels-Midland Co.        (84,125)
                   (2,300) Avery Dennison Corp.             (134,504)
                     (900) Brown-Forman Corp.,
                           Class B                           (69,273)
                   (2,375) Bunge, Ltd.                      (132,311)
                   (5,540) Constellation Brands, Inc.,
                           Class A                          (138,777)
                   (2,880) Corinthian Colleges, Inc.         (41,472)
                   (1,200) Corrections Corp. of America      (54,240)
                   (4,250) Estee Lauder Cos., Inc.          (158,057)
                   (6,025) Fossil, Inc.                     (111,944)
                   (4,180) Hain Celestial Group, Inc.       (109,474)
                   (2,200) Hershey Co.                      (114,906)
                   (3,150) HJ Heinz Co.                     (119,448)
                   (3,400) Hudson Highland Group, Inc.       (64,396)
                   (1,500) Molson Coors Brewing Co.,
                           Class B                          (102,930)
                   (1,800) Monsanto Co.                     (152,550)
                   (2,700) Navigant Consulting, Inc.         (57,645)
                   (4,950) Pepsi Bottling Group, Inc.       (150,430)
                   (3,300) Red Robin Gourmet Burgers,
                           Inc.                             (155,760)
                   (2,870) Resources Connection, Inc.        (71,492)
                   (7,400) Sara Lee Corp.                   (132,312)
                   (3,000) Senomyx, Inc.                     (49,380)
                   (1,170) Smithfield Foods, Inc.            (34,328)
                   (2,160) Sysco Corp.                       (69,228)
                   (4,330) Tyson Foods, Inc., Class A        (59,494)
                   (4,645) United Natural Foods, Inc.       (162,436)
                   (2,880) Whole Foods Market, Inc.         (191,347)
                   (4,210) WM Wrigley Jr. Co.               (269,440)
                                                        ------------
                                                          (3,218,221)
                                                        ------------

              SHARES      SECURITY DESCRIPTION               VALUE
          --------------- --------------------           ------------
          ENERGY - (3.2)%
                    (480) Amerada Hess Corp.             $    (68,352)
                    (980) Apache Corp.                        (64,200)
                    (485) Arch Coal, Inc.                     (36,831)
                  (2,100) Baker Hughes, Inc.                 (143,640)
                  (1,745) BJ Services Co.                     (60,377)
                  (1,800) Carrizo Oil & Gas, Inc.             (46,782)
                  (3,000) Cheniere Energy, Inc.              (121,710)
                  (4,087) Chesapeake Energy Corp.            (128,373)
                  (1,855) Chevron Corp.                      (107,534)
                  (1,600) Cooper Cameron Corp.                (70,528)
                  (5,600) Covanta Holding Corp.               (93,352)
                    (600) Crosstex Energy, Inc.               (46,470)
                  (5,600) Delta Petroleum Corp.              (117,712)
                  (4,100) El Paso Corp.                       (49,405)
                  (4,400) Enbridge, Inc.                     (127,028)
                    (860) EOG Resources, Inc.                 (61,920)
                  (6,600) Evergreen Solar, Inc.              (101,640)
                  (2,195) Exxon Mobil Corp.                  (133,588)
                  (6,500) Gasco Energy, Inc.                  (36,400)
                    (980) GlobalSantaFe Corp.                 (59,535)
                  (2,500) Goodrich Petroleum Corp.            (67,500)
                  (5,420) Hanover Compressor Co.             (100,920)
                  (1,500) James River Coal Co.                (50,955)
                  (2,170) Massey Energy Co.                   (78,272)
                  (3,100) Murphy Oil Corp.                   (154,442)
                  (1,165) Nabors Industries, Ltd.             (83,391)
                  (2,540) Noble Corp.                        (205,994)
                    (772) Oil States International, Inc.      (28,448)
                  (1,275) Patterson-UTI Energy, Inc.          (40,749)
                  (2,200) Peabody Energy Corp.               (110,902)
                    (455) Petroleo Brasilleiro SA             (39,435)
                    (665) Questar Corp.                       (46,583)
                  (1,500) Quicksilver Resources, Inc.         (57,990)
                  (1,700) Range Resources Corp.               (46,427)
                  (7,135) Reliant Energy, Inc.                (75,488)
                  (1,300) Rowan Cos., Inc.                    (57,148)
                  (1,790) Royal Dutch Shell plc ADR,
                          Class A                            (111,445)
                    (425) Schlumberger, Ltd.                  (53,792)
                  (1,840) Smith International, Inc.           (71,686)
                  (2,300) Southwestern Energy Co.             (74,037)
                    (800) Suncor Energy, Inc.                 (61,616)
                    (745) Total SA                            (98,139)
                  (2,200) TransCanada Corp.                   (63,646)
                  (1,290) Transocean, Inc.                   (103,587)
                                                         ------------
                                                           (3,557,969)
                                                         ------------
          FINANCIALS - (5.3)%
                    (700) Affiliated Managers Group,
                          Inc.                                (74,627)
                  (2,040) Allied Capital Corp.                (62,424)
                  (1,700) American Capital Strategies,
                          Ltd.                                (59,772)

See Notes to Financial Statements.    16              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
MARCH 31, 2006

               SHARES  SECURITY DESCRIPTION             VALUE
              -------- --------------------         ------------
               (5,697) American Equity Investment
                       Life Holding Co.             $    (81,695)
               (1,475) American International
                       Group, Inc.                       (97,483)
               (3,900) Arthur J. Gallagher & Co.        (108,459)
               (1,200) Bank of America Corp.             (54,648)
               (8,200) BankAtlantic Bancorp, Inc.,
                       Class A                          (117,998)
               (1,100) Bear Stearns Cos., Inc.          (152,570)
                 (700) Capital One Financial Corp.       (56,364)
               (1,875) Citigroup, Inc.                   (88,575)
               (2,200) CNA Financial Corp.               (70,048)
               (3,800) Commerce BanCorp., Inc.          (139,270)
               (1,313) CompuCredit Corp.                 (48,332)
               (3,200) Countrywide Financial Corp.      (117,440)
               (1,080) Credit Suisse Group               (60,329)
               (1,200) East West Bancorp, Inc.           (46,260)
               (1,800) Euronet Worldwide, Inc.           (68,094)
               (1,200) Everest Re Group, Ltd.           (112,044)
               (1,430) Fannie Mae                        (73,502)
               (4,450) Fifth Third Bancorp              (175,152)
               (1,400) First Horizon National Corp.      (58,310)
               (3,600) Friedman Billings Ramsey
                       Group, Class A                    (33,768)
               (1,300) Golden West Financial Corp.       (88,270)
              (11,800) Hudson City Bancorp, Inc.        (156,822)
               (4,000) Investors Financial Services
                       Corp.                            (187,480)
               (1,415) IPC Holdings, Ltd.                (39,691)
                 (500) Legg Mason, Inc.                  (62,665)
                 (300) Markel Corp.                     (101,304)
               (2,100) Max Re Capital, Ltd.              (49,980)
               (5,500) MCG Capital Corp.                 (77,605)
               (3,350) Mills Corp., REIT                 (93,800)
               (8,495) Montpelier Re Holdings, Ltd.     (138,468)
               (1,500) Nasdaq Stock Market, Inc.         (60,060)
               (8,865) New York Community
                       Bancorp, Inc.                    (155,315)
               (1,125) Nuveen Investments, Inc.          (54,169)
               (3,100) Pacific Capital Bancorp          (104,904)
               (2,280) PartnerRe, Ltd.                  (141,565)
               (2,700) People's Bank                     (88,425)
               (3,600) Platinum Underwriters
                       Holdings, Ltd.                   (104,760)
               (5,570) Popular, Inc.                    (115,633)
               (1,165) Prologis, REIT                    (62,328)
               (4,780) RenaissanceRe Holdings,
                       Ltd.                             (208,504)
               (3,200) South Financial Group, Inc.       (83,680)
               (1,725) Sovereign Bancorp, Inc.           (37,795)
               (3,110) The St. Joe Co.                  (195,432)
               (5,450) TCF Financial Corp.              (140,338)
               (4,700) TD Banknorth, Inc.               (137,945)
               (4,300) UCBH Holdings, Inc.               (81,356)

               SHARES      SECURITY DESCRIPTION             VALUE
           --------------- --------------------         ------------
                   (3,250) United Dominion Realty
                           Trust, Inc., REIT            $    (92,755)
                   (1,900) United Fire & Casualty Co.        (62,510)
                   (5,700) Universal American Financial
                           Corp.                             (87,780)
                   (2,400) UnumProvident Corp.               (49,152)
                   (4,900) Valley National Bancorp          (125,538)
                   (2,695) Washington Federal, Inc.          (65,219)
                   (2,500) Washington Mutual, Inc.          (106,550)
                   (1,485) Webster Financial Corp.           (71,963)
                   (2,100) Westamerica Bancorporation       (109,032)
                   (5,550) Willis Group Holdings, Ltd.      (190,143)
                   (1,700) Wintrust Financial Corp.          (98,889)
                   (3,500) XL Capital, Ltd., Class A        (224,385)
                                                        ------------
                                                          (6,009,374)
                                                        ------------
           HEALTH CARE - (3.8)%
                   (6,350) Advanced Medical Optics,
                           Inc.                             (296,164)
                   (2,250) Affymetrix, Inc.                  (74,092)
                   (9,400) AMERIGROUP Corp.                 (197,776)
                   (3,775) Beckman Coulter, Inc.            (206,002)
                   (1,870) Biomet, Inc.                      (66,422)
                   (3,300) Boston Scientific Corp.           (76,065)
                   (3,850) Conmed Corp.                      (73,727)
                   (6,394) Connectics Corp.                 (108,250)
                   (1,555) Cooper Cos., Inc.                 (84,017)
                   (1,400) Cyberonics, Inc.                  (36,078)
                     (800) Eli Lilly & Co.                   (44,240)
                   (2,550) Forest Laboratories, Inc.        (113,806)
                   (4,350) Gen-Probe, Inc.                  (239,772)
                   (3,780) Health Management
                           Associates, Class A               (81,535)
                     (950) Hologic, Inc.                     (52,582)
                   (5,437) Human Genome Sciences,
                           Inc.                              (59,100)
                   (4,450) ImClone Systems, Inc.            (151,389)
                   (1,800) Inverness Medical
                           Innovations                       (51,714)
                   (3,350) Kinetic Concepts, Inc.           (137,919)
                   (1,900) Laserscope, Inc.                  (44,935)
                   (4,206) LifePoint Hospitals, Inc.        (130,807)
                   (1,040) Matria Healthcare, Inc.           (39,478)
                   (1,200) Medco Health Solutions, Inc.      (68,664)
                   (2,500) Medicines Co.                     (51,425)
                   (1,200) Mentor Corp.                      (54,372)
                   (2,640) Merck & Co., Inc.                 (93,007)
                     (700) Millipore Corp.                   (51,142)
                   (1,850) NBTY, Inc.                        (41,662)
                   (1,109) Omnicare, Inc.                    (60,984)
                   (4,400) Option Care, Inc.                 (62,216)
                   (5,650) OSI Pharmaceuticals, Inc.        (181,365)
                   (2,438) Par Pharmaceutical Cos.,
                           Inc.                              (68,703)

See Notes to Financial Statements.    17              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
MARCH 31, 2006

              SHARES      SECURITY DESCRIPTION              VALUE
          --------------- --------------------          ------------
                  (5,280) Patterson Cos., Inc.          $   (185,856)
                  (2,875) Resmed, Inc.                      (126,443)
                  (5,150) Sepracor, Inc.                    (251,372)
                  (1,960) Smith & Nephew plc ADR             (87,436)
                  (1,300) SonoSite, Inc.                     (52,832)
                  (1,300) Sunrise Senior Living, Inc.        (50,661)
                  (4,200) Taro Pharmaceuticals
                          Industries, Ltd.                   (58,548)
                  (3,600) Telik, Inc.                        (69,696)
                  (1,900) Triad Hospitals, Inc.              (79,610)
                 (10,333) Valeant Pharmaceuticals
                          International                     (163,778)
                    (790) Zimmer Holdings, Inc.              (53,404)
                                                        ------------
                                                          (4,279,046)
                                                        ------------
          INDUSTRIALS - (4.8)%
                  (1,705) Actuant Corp, Class A             (104,380)
                  (2,000) Alexander & Baldwin, Inc.          (95,360)
                  (2,975) Allied Waste Industries, Inc.      (36,414)
                  (4,590) American Power Conversion
                          Corp.                             (106,075)
                  (3,500) American Standard Cos.,
                          Inc.                              (150,010)
                  (1,000) Amphenol Corp., Class A            (52,180)
                  (3,900) Ball Corp.                        (170,937)
                  (1,600) Barnes Group, Inc.                 (64,800)
                    (600) Boeing Co.                         (46,758)
                  (1,700) Briggs & Stratton Corp.            (60,129)
                    (980) Brink's Co.                        (49,745)
                  (1,425) Bucyrus International, Inc.        (68,671)
                  (1,400) Caterpillar, Inc.                 (100,534)
                  (9,050) Cendant Corp.                     (157,017)
                  (2,100) Chicago Bridge & Iron Co.
                          N.V.                               (50,400)
                  (4,850) ChoicePoint, Inc.                 (217,038)
                  (2,300) Cogent, Inc.                       (42,182)
                  (2,641) EDO Corp.                          (81,475)
                  (2,550) Energizer Holdings, Inc.          (135,150)
                  (2,100) Energy Conversion Devices,
                          Inc.                              (103,278)
                    (745) ESCO Technologies, Inc.            (37,734)
                  (1,200) Expeditors International
                          Washington, Inc.                  (103,668)
                  (6,200) Federal Signal Corp.              (114,700)
                  (2,100) Flir Systems, Inc.                 (59,661)
                  (2,600) Florida East Coast
                          Industries, Inc.                  (140,140)
                  (1,300) GATX Corp.                         (53,677)
                  (2,600) GenCorp., Inc.                     (53,430)
                  (6,100) General Electric Co.              (212,158)
                  (1,100) General Maritime Corp.             (36,674)
                  (1,950) Genesee & Wyoming, Inc.            (59,826)
                  (3,295) Gentex Corp.                       (57,531)
                  (2,345) Graco, Inc.                       (106,533)

               SHARES      SECURITY DESCRIPTION            VALUE
           --------------- --------------------        ------------
                     (938) Greatbatch, Inc.            $    (20,552)
                   (1,080) Greenbrier Cos., Inc.            (43,254)
                   (3,950) Hexcel Corp.                     (86,781)
                     (700) Jacobs Engineering Group,
                           Inc.                             (60,718)
                   (6,350) JB Hunt Transport Services,
                           Inc.                            (136,779)
                   (9,260) Kansas City Southern            (228,722)
                   (2,672) Knight Transportation, Inc.      (52,772)
                   (1,810) Metal Management, Inc.           (57,286)
                   (1,200) Mine Safety Appliances Co.       (50,400)
                   (6,350) Owens-Illinois, Inc.            (110,299)
                   (5,260) Pall Corp.                      (164,059)
                   (3,100) Pentair, Inc.                   (126,325)
                   (2,295) Shaw Group, Inc.                 (69,768)
                   (2,400) Snap-On, Inc.                    (91,488)
                   (1,575) Stericycle, Inc.                (106,502)
                   (2,100) Tecumseh Products Co.            (51,534)
                   (3,500) Teekay Shipping Corp.           (129,745)
                   (2,400) Thermo Electron Corp.            (89,016)
                   (3,700) Trex Co., Inc.                  (117,290)
                   (3,700) Tyco International, Ltd.         (99,456)
                   (1,500) UTI Worldwide, Inc.              (47,400)
                   (1,295) Waste Connections, Inc.          (51,554)
                   (3,850) Waters Corp.                    (166,128)
                   (1,690) Werner Enterprises, Inc.         (31,045)
                   (5,050) Zebra Technologies Corp.        (225,836)
                                                       ------------
                                                         (5,342,974)
                                                       ------------
           INFORMATION TECHNOLOGY - (3.1)%
                   (8,025) Activision, Inc.                (110,665)
                   (1,600) ADE Corp.                        (48,992)
                   (2,600) Akamai Technologies, Inc.        (85,514)
                   (3,500) Alliance Data Systems Corp.     (163,695)
                   (3,345) Amazon.com, Inc.                (122,126)
                   (4,005) ATI Technologies, Inc.           (68,806)
                   (7,900) Audible, Inc.                    (83,029)
                   (4,410) Avid Technology, Inc.           (191,659)
                   (2,000) CA, Inc.                         (54,420)
                   (1,200) Cerner Corp.                     (56,940)
                     (884) Ciber, Inc.                       (5,640)
                   (1,105) Cognos, Inc.                     (42,984)
                   (3,245) Diebold, Inc.                   (133,369)
                   (1,000) eBay, Inc.                       (39,060)
                   (1,305) Electronic Arts, Inc.            (71,410)
                   (2,000) Electronic Data Systems
                           Corp.                            (53,660)
                   (8,943) Emdeon Corp.                     (96,584)
                   (4,205) Expedia, Inc.                    (85,235)
                   (1,100) First Data Corp.                 (51,502)
                   (5,400) IMS Health, Inc.                (139,158)
                   (1,075) Infosys Technologies, Ltd.       (83,699)
                   (3,500) Innovative Solutions &
                           Support                          (45,500)

See Notes to Financial Statements.    18              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
MARCH 31, 2006

             SHARES      SECURITY DESCRIPTION               VALUE
         --------------- --------------------           -------------
                 (2,500) International Rectifier Corp.  $    (103,575)
                 (2,250) Lexmark International, Inc.,
                         Class A                             (102,105)
                 (3,200) Linear Technology Corp.             (112,256)
                 (2,700) Maxim Integrated Products,
                         Inc.                                (100,305)
                 (1,700) NAVTEQ Corp.                         (86,105)
                   (872) ON Semiconductor Corp.                (6,331)
                 (2,200) Priceline.com, Inc.                  (54,648)
                 (1,000) Research In Motion, Ltd.             (84,880)
                 (5,250) Reynolds & Reynolds Co.             (149,100)
                 (1,500) Salesforce.com, Inc.                 (54,495)
                 (2,440) Sina Corp.                           (68,076)
                (13,200) Symantec Corp.                      (222,156)
                 (6,450) Total System Services, Inc.         (128,484)
                 (1,400) Verient Systems, Inc.                (49,518)
                 (6,050) VeriSign, Inc.                      (145,140)
                 (4,070) Wind River Systems, Inc.             (50,672)
                 (3,700) Xerox Corp.                          (56,240)
                 (4,700) Xilinx, Inc.                        (119,662)
                                                        -------------
                                                           (3,527,395)
                                                        -------------
         MATERIALS - (1.9)%
                 (1,250) Air Products & Chemicals,
                         Inc.                                 (83,987)
                 (1,600) Albemarle Corp.                      (72,560)
                 (4,605) Alcoa, Inc.                         (140,729)
                 (4,160) Bowater, Inc.                       (123,053)
                 (1,235) Cabot Corp.                          (41,978)
                 (1,300) Cameco Corp.                         (46,800)
                 (6,920) Chemtura Corp.                       (81,518)
                 (2,000) Compass Minerals
                         International                        (49,980)
                 (3,400) Dow Chemical Co.                    (138,040)
                 (3,900) Eastman Chemical Co.                (199,602)
                 (3,375) E. I. du Pont de Nemours
                         and Co.                             (142,459)
                   (950) Inco, Ltd.                           (47,395)
                 (2,705) Lyondell Chemical Co.                (53,829)
                 (4,680) Mosaic Co.                           (67,158)
                 (1,135) Oregon Steel Mills, Inc.             (58,078)
                   (600) Potash Corp. of
                         Saskatchewan                         (52,854)
                   (900) Praxair, Inc.                        (49,635)
                   (640) RTI International Metals, Inc.       (35,104)
                 (3,250) Sherwin-Williams Co.                (160,680)
                 (3,160) Sigma-Aldrich Corp.                 (207,896)
                 (8,285) Smurfit-Stone Container
                         Corp.                               (112,427)
                   (910) Syngenta AG                          (25,580)
                 (2,000) Temple-Inland, Inc.                  (89,100)
                 (6,334) Terra Industries, Inc.               (44,655)
                                                        -------------
                                                           (2,125,097)
                                                        -------------

               SHARES      SECURITY DESCRIPTION            VALUE
           --------------- --------------------        ------------
           TELECOMMUNICATION SERVICES - (0.6)%
                   (2,200) Corning, Inc.               $    (59,202)
                   (3,500) Essex Corp.                      (77,070)
                   (2,800) Netgear, Inc.                    (53,228)
                   (4,600) Plantronics, Inc.               (162,978)
                  (15,554) Qwest Communications
                           International                   (105,767)
                   (1,400) Telephone & Data
                           Systems, Inc.                    (55,216)
                   (3,123) Time Warner Telecom, Inc.,
                           Class A                          (56,058)
                   (6,935) Utstarcom, Inc.                  (43,621)
                   (3,335) Verizon
                           Communications, Inc.            (113,590)
                                                       ------------
                                                           (726,730)
                                                       ------------
           UTILITIES - (0.9)%
                   (1,475) Ameren Corp.                     (73,484)
                   (7,045) Aqua America, Inc.              (195,992)
                   (2,285) Atmos Energy Corp.               (60,164)
                   (1,050) Consolidated Edison, Inc.        (45,675)
                   (2,600) DPL, Inc.                        (70,200)
                     (940) DTE Energy Co.                   (37,685)
                   (1,900) Hawaiian Electric
                           Industries, Inc.                 (51,547)
                   (2,405) IDACORP, Inc.                    (78,211)
                   (2,710) Northeast Utilities              (52,926)
                     (965) Pinnacle West Capital Corp.      (37,732)
                   (2,405) Sierra Pacific Resources         (33,213)
                   (6,050) Southern Co.                    (198,259)
                   (1,670) Southern Union Co.               (41,466)
                   (4,625) Xcel Energy, Inc.                (83,944)
                                                       ------------
                                                         (1,060,498)
                                                       ------------
           Total Common Stock (Cost $(39,278,628))      (40,430,577)
                                                       ------------
           TOTAL SECURITIES SOLD SHORT - (35.9)%
           (COST $(39,278,628))                        $(40,430,577)
                                                       ============

See Notes to Financial Statements.    19              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
SCHEDULE OF CALL OPTIONS WRITTEN
MARCH 31, 2006

            NUMBER OF    SECURITY      STRIKE EXPIRATION
            CONTRACTS   DESCRIPTION    PRICE     DATE      VALUE
            --------- ---------------- ------ ---------- ---------
            CALL OPTIONS WRITTEN - (0.3)%
                 (10) Centex Corp.      50.00  01/21/08    (20,050)
                 (16) Dell, Inc.        20.00  01/21/08    (19,360)
                 (24) Dell, Inc.        30.00  01/21/08    (12,480)
                 (12) DR Horton, Inc.   30.00  01/21/08    (10,920)
                 (20) eBay, Inc.        35.00  01/21/08    (21,400)
                 (20) General Electric
                      Co.               30.00  01/21/08    (14,400)
                  (4) Google, Inc.     240.00  01/19/08    (72,260)
                 (20) Hovnanian
                      Enterprises,
                      Inc.              35.00  01/19/08    (30,900)
                  (5) Hovnanian
                      Enterprises,
                      Inc.              50.00  01/21/08     (3,950)
                 (12) Lennar Corp.     50.00   01/21/08  $ (21,540)
                 (12) Ryland Group     60.00   01/21/08    (24,000)
                 (20) Toll Brothers,
                      Inc.             30.00   01/21/08    (21,300)
                 (20) Yahoo! Inc.      30.00   01/21/08    (15,400)
                                                         ---------
            TOTAL CALL OPTIONS WRITTEN - (0.3)%
            (PREMIUMS RECEIVED $(303,417))               $(287,960)
                                                         =========

ADRAmerican Depositary Receipt.
FHLBFederal Home Loan Bank.
FHLMCFederal Home Loan Mortgage Corporation.
FNMAFederal National Mortgage Association.
MTNMedium-term Note.
POPrincipal Only.
REITReal Estate Investment Trust.
+  Non-income producing security.
N Security is currently in default on scheduled interest or principal payments. (+/-)Zero coupon bond. Interest rate presented is yield to maturity.
+  Variable rate security.
~ Debt obligation initially issued at one coupon rate which converts to a higher coupon rate at a specified date. The rate shown is the rate at period end.
f Affiliated due to Loomis, Sayles & Company, L.P. being a sub-adviser of the Fund. For the period ended March 31, 2006, purchases of the Loomis Sayles Investment Grade Fixed Income Fund, dividend income, and capital gains totaled $3,205,898, $112,403 and $93,495, respectively.
# All or a portion of this security is held as collateral for securities sold short.
(a)When issued security.
* Cost for Federal income tax purposes is $72,350,265 and net unrealized appreciation (depreciation) consists of:

            Gross Unrealized Appreciation              $ 6,611,228
            Gross Unrealized Depreciation               (3,937,971)
                                                       -----------
            Net Unrealized Appreciation (Depreciation) $ 2,673,257
                                                       ===========

See Notes to Financial Statements.    20              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
PORTFOLIO HOLDINGS SUMMARY
MARCH 31, 2006

Portfolio Breakdown (% of Net Assets)
Long Positions
------------------------------------------------------------------
  Equity Securities                                         60.2%
------------------------------------------------------------------
  Fixed Income Securities                                   17.4%
------------------------------------------------------------------
  Options                                                    0.1%
------------------------------------------------------------------
  Mutual Funds                                               2.9%
------------------------------------------------------------------
  Short-Term Investments                                    21.8%
------------------------------------------------------------------
Short Positions
------------------------------------------------------------------
  Equity Securities                                        -35.9%
------------------------------------------------------------------
  Options                                                   -0.3%
------------------------------------------------------------------
Other Assets less Liabilities                               33.8%*
------------------------------------------------------------------
                                                           100.0%
------------------------------------------------------------------

*Consists of deposits with the custodian for securities sold short, prepaid expenses, receivables, deferred offering costs, payables, and accrued liabilities. Deposits with the custodian for securities sold short represents 35.3% of net assets. See Note 2.

Sector Breakdown (% of Equity Holdings)                     Long  Short
Consumer Discretionary                                      15.7%  26.2%
------------------------------------------------------------------------
Consumer Staples                                             7.0%   8.0%
------------------------------------------------------------------------
Energy                                                       7.8%   8.8%
------------------------------------------------------------------------
Financials                                                  21.9%  14.9%
------------------------------------------------------------------------
Health Care                                                  9.0%  10.6%
------------------------------------------------------------------------
Industrials                                                 15.7%  13.2%
------------------------------------------------------------------------
Information Technology                                       8.5%   8.7%
------------------------------------------------------------------------
Materials                                                    3.8%   5.2%
------------------------------------------------------------------------
Telecommunication Services                                   2.0%   1.8%
------------------------------------------------------------------------
Utilities                                                    4.0%   2.6%
------------------------------------------------------------------------
Mutual Funds                                                 4.6%      -
------------------------------------------------------------------------
                                                           100.0% 100.0%
------------------------------------------------------------------------

                                      21              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2006

ASSETS
    Total investments, at value (Cost $107,545,728)                                          $112,338,437
    Total investments in affiliates, at value (Cost $3,205,898)                                 3,025,370
    Deposits with custodian for securities sold short                                          39,775,573
    Receivables:
     Fund shares sold                                                                           1,126,371
     Investment securities sold                                                                 1,627,301
     Interest and dividends                                                                       342,919
     From investment adviser                                                                       11,481
    Prepaid expenses                                                                                8,213
    Deferred offering costs                                                                        28,929
                                                                                             ------------

Total Assets                                                                                  158,284,594
                                                                                             ------------

LIABILITIES
    Payables:
     Securities sold short, at value (Cost $39,278,628)                                        40,430,577
     Call options written, at value (Premiums received $303,417)                                  287,960
     Investment securities purchased                                                            2,428,448
     Fund shares redeemed                                                                         383,202
     Due to custodian                                                                           1,803,789
    Accrued liabilities:
     Investment adviser fees                                                                      118,270
     Trustees' fees and expenses                                                                      183
     Compliance services fees                                                                       2,146
     Other expenses                                                                               139,448
                                                                                             ------------

Total Liabilities                                                                              45,594,023
                                                                                             ------------

NET ASSETS                                                                                   $112,690,571
                                                                                             ============

COMPONENTS OF NET ASSETS
    Paid-in capital                                                                          $109,933,861
    Accumulated undistributed (distributions in excess of) net investment income                  519,605
    Net realized gain (loss)                                                                   (1,238,092)
    Net unrealized appreciation (depreciation)                                                  3,475,197
                                                                                             ------------

NET ASSETS                                                                                   $112,690,571
                                                                                             ============

SHARES OF BENEFICIAL INTEREST (UNLIMITED SHARES AUTHORIZED)
    Institutional Shares                                                                        6,502,654
    A Shares                                                                                    4,157,938
    C Shares                                                                                      296,800

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
    Institutional Shares (based on net assets of $66,888,064)                                $      10.29
                                                                                             ------------
    A Shares (based on net assets of $42,754,402)                                            $      10.28
                                                                                             ------------
    A Shares Maximum Public Offering Price Per Share (net asset value per share / 95.50%)    $      10.76
                                                                                             ------------
    C Shares (based on net assets of $3,048,105)                                             $      10.27
                                                                                             ------------

See Notes to Financial Statements.    22              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
STATEMENT OF OPERATIONS
PERIOD FROM JULY 11, 2005 THROUGH MARCH 31, 2006 (a)

   INVESTMENT INCOME
      Interest income                                            $ 1,634,262
      Dividend income (net foreign withholding taxes of $1,567)      356,235
      Dividend income from affiliated investment                     112,403
                                                                 -----------
   Total Investment Income                                         2,102,900
                                                                 -----------

   EXPENSES
      Investment adviser fees                                        817,406
      Administrator fees                                              77,983
      Distribution fees:
        A Shares                                                      68,045
        C Shares                                                       3,372
      Transfer agency fees:
        Institutional Shares                                           6,637
        A Shares                                                      15,304
        C Shares                                                         925
      Custodian fees                                                  47,749
      Registration fees                                               10,213
      Professional fees                                               61,128
      Trustees' fees and expenses                                      3,201
      Compliance services fees                                        19,499
      Organizational costs                                            13,391
      Offering costs                                                  74,590
      Dividend expenses on securities sold short                     188,117
      Miscellaneous expenses                                          57,691
                                                                 -----------
   Total Expenses                                                  1,465,251
      Fees waived and expenses reimbursed                           (200,355)
                                                                 -----------
   Net Expenses                                                    1,264,896
                                                                 -----------

   NET INVESTMENT INCOME (LOSS)                                      838,004
                                                                 -----------

   NET REALIZED AND UNREALIZED GAIN (LOSS)
      Net realized gain (loss) on:
        Investments                                               (1,180,815)
        Distribution of realized gain by affiliated fund              93,495
        Foreign currency transactions                                  1,259
        Securities sold short                                       (123,684)
                                                                 -----------
      Net realized gain (loss)                                    (1,209,745)
                                                                 -----------
      Net unrealized gain (loss) on:
        Investments                                                4,612,181
        Foreign currency translations                                   (492)
        Securities sold short                                     (1,151,949)
        Written options                                               15,457
                                                                 -----------
      Net change in unrealized appreciation (depreciation)         3,475,197
                                                                 -----------

   NET REALIZED AND UNREALIZED GAIN (LOSS)                         2,265,452
                                                                 -----------

   INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS             $ 3,103,456
                                                                 ===========

----------------------------------------
(a) Commencement of operations was July 11, 2005.

See Notes to Financial Statements.    23              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                   PERIOD FROM
                                                                                JULY 11, 2005 (A)
                                                                                     THROUGH
                                                                                 MARCH 31, 2006
                                                                                -----------------
OPERATIONS
   Net investment income (loss)                                                   $    838,004
   Net realized gain (loss)                                                         (1,209,745)
   Net change in unrealized appreciation (depreciation)                              3,475,197
                                                                                  ------------
Increase (Decrease) in Net Assets from Operations                                    3,103,456
                                                                                  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income:
      Institutional Shares                                                            (232,526)
      A Shares                                                                        (158,963)
   Net realized gain on investments sold:
      Institutional Shares                                                             (17,471)
      A Shares                                                                         (15,917)
                                                                                  ------------
Total Distributions to Shareholders                                                   (424,877)
                                                                                  ------------

CAPITAL SHARE TRANSACTIONS
   Sale of shares:
      Institutional Shares                                                          68,382,326
      A Shares                                                                      46,435,196
      C Shares                                                                       3,016,613
   Reinvestment of distributions:
      Institutional Shares                                                             234,280
      A Shares                                                                         153,848
      C Shares                                                                               -
   Redemption of shares:
      Institutional Shares                                                          (3,197,326)
      A Shares                                                                      (5,023,827)
      C Shares                                                                          (1,139)
   Redemption fees                                                                      12,021
                                                                                  ------------
Increase (Decrease) from Capital Share Transactions                                110,011,992
                                                                                  ------------
Increase (Decrease) in Net Assets                                                  112,690,571

NET ASSETS
   Beginning of period                                                                       -
                                                                                  ------------
   End of period (b)                                                              $112,690,571
                                                                                  ============

SHARE TRANSACTIONS
   Sale of shares:
      Institutional Shares                                                           6,795,910
      A Shares                                                                       4,638,041
      C Shares                                                                         296,912
   Reinvestment of distributions:
      Institutional Shares                                                              23,430
      A Shares                                                                          15,351
      C Shares                                                                               -
   Redemption of shares:
      Institutional Shares                                                            (316,686)
      A Shares                                                                        (495,454)
      C Shares                                                                            (112)
                                                                                  ------------
Increase (Decrease) in Shares                                                       10,957,392
                                                                                  ============
----------------------------------------
(a)Commencement of operations.
(b)Accumulated undistributed (distributions in excess of) net investment income   $    519,605
                                                                                  ------------

See Notes to Financial Statements.    24              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

                                                       JULY 11, 2005 (A)
                                                            THROUGH
                                                        MARCH 31, 2006
                                                       -----------------
       INSTITUTIONAL SHARES
       NET ASSET VALUE, BEGINNING OF PERIOD                 $ 10.00
                                                            -------

       INVESTMENT OPERATIONS
          Net investment income (loss) (b)                     0.14
          Net realized and unrealized gain (loss)              0.22
                                                            -------
       Total from Investment Operations                        0.36
                                                            -------

       DISTRIBUTIONS TO SHAREHOLDERS FROM
          Net investment income                               (0.07)
          Net realized investment gains                          - (c)
                                                            -------
       Total Distributions to Shareholders                    (0.07)
                                                            -------

       REDEMPTION FEES (B)                                       - (c)
                                                            -------

       NET ASSET VALUE, END OF PERIOD                       $ 10.29
                                                            =======

       TOTAL RETURN (D)                                        3.60%

       RATIOS/SUPPLEMENTARY DATA
          Net Assets at End of Period (000's omitted)       $66,888
          Ratios to Average Net Assets (f):
            Net investment income (loss)                       1.91%

            Net expense                                        1.95%
            Dividend expense                                   0.38%
                                                            -------
       Total Net Expense                                       2.33%
                                                            =======
            Gross expense                                      2.21%
            Dividend expense                                   0.38%
                                                            -------
       Total Gross Expense (g)                                 2.59%
                                                            =======

       PORTFOLIO TURNOVER RATE (D)                               95%

See Notes to Financial Statements.    25              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
FINANCIAL HIGHLIGHTS


                                                       JULY 11, 2005 (A)
                                                            THROUGH
                                                        MARCH 31, 2006
                                                       -----------------
       A SHARES
       NET ASSET VALUE, BEGINNING OF PERIOD                 $ 10.00
                                                            -------

       INVESTMENT OPERATIONS
          Net investment income (loss) (b)                     0.10
          Net realized and unrealized gain (loss)              0.22
                                                            -------
       Total from Investment Operations                        0.32
                                                            -------

       DISTRIBUTIONS TO SHAREHOLDERS FROM
          Net investment income                               (0.04)
          Net realized investment gains                          - (c)
                                                            -------
       Total Distributions to Shareholders                    (0.04)
                                                            -------

       REDEMPTION FEES (B)                                       - (c)
                                                            -------

       NET ASSET VALUE, END OF PERIOD                       $ 10.28
                                                            =======

       TOTAL RETURN (D) (E)                                    3.24%

       RATIOS/SUPPLEMENTARY DATA
          Net Assets at End of Period (000's omitted)       $42,755
          Ratios to Average Net Assets (f):
            Net investment income (loss)                       1.42%

            Net expense                                        2.24%
            Dividend expense                                   0.35%
                                                            -------
       Total Net Expense                                       2.59%
                                                            =======
            Gross expense                                      2.72%
            Dividend expense                                   0.35%
                                                            -------
       Total Gross Expense (g)                                 3.07%
                                                            =======

       PORTFOLIO TURNOVER RATE (D)                               95%

See Notes to Financial Statements.    26              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
FINANCIAL HIGHLIGHTS


                                                      JANUARY 13, 2006 (A)
                                                            THROUGH
                                                         MARCH 31, 2006
                                                      --------------------
      C SHARES
      NET ASSET VALUE, BEGINNING OF PERIOD                   $10.08
                                                             ------

      INVESTMENT OPERATIONS
         Net investment income (loss) (b)                      0.02
         Net realized and unrealized gain (loss)               0.17
                                                             ------
      Total from Investment Operations                         0.19
                                                             ------

      REDEMPTION FEES (B)                                        - (c)
                                                             ------

      NET ASSET VALUE, END OF PERIOD                         $10.27
                                                             ======

      TOTAL RETURN (D)                                         1.88%

      RATIOS/SUPPLEMENTARY DATA
         Net Assets at End of Period (000's omitted)         $3,048
         Ratios to Average Net Assets (f):
           Net investment income (loss)                        0.90%

           Net expense                                         3.00%
           Dividend expense                                    0.46%
                                                             ------
      Total Net Expense                                        3.46%
                                                             ======
           Gross expense                                       5.40%
           Dividend expense                                    0.46%
                                                             ------
      Total Gross Expense (g)                                  5.86%
                                                             ======

      PORTFOLIO TURNOVER RATE (D)                                95%

----------------------------------------
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during the period.
(c) Less than $0.01 per share.
(d) Not annualized for periods less than one year.
(e) Total return excludes the effect of the applicable sales load.
(f) Annualized for period less than one year.
(g) Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.    27              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006

NOTE 1. ORGANIZATION

This report relates to the Absolute Strategies Fund (the "Fund"), a non-diversified series of Forum Funds (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended. The Trust currently has twenty-seven investment portfolios. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund currently offers three classes of shares: Institutional Shares, A Shares and C Shares. Institutional and A Shares commenced operations on July 11, 2005. C Shares commenced operations on January 13, 2006. The Fund seeks to achieve long-term capital appreciation with an emphasis on absolute (positive) returns and low correlation to traditional financial market indices such as the S&P 500 Index. As a non-diversified fund, the Fund may focus its investments in the securities of a limited number of issuers.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION - Exchange traded securities and over-the-counter securities are valued at the last sale or official closing price, as provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are available are generally valued at the mean between the current bid and asked prices. Option contracts listed for trading on a securities exchange or board of trade are valued at the last quoted sales price as, in the absence of a sale, at the mean of the last bid and asked prices. Debt securities may be valued at prices supplied by a Fund's pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Money market instruments that mature in sixty days or less may be valued at amortized cost. Shares of open end mutual funds are valued at net asset value.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available; or (2) the Adviser or a Sub-Adviser believes that the values available are unreliable. Fair valuation is based on subjective factors and as a result, the fair value price of an investment may differ from the investment's market price and may not be the price at which the investment may be sold. Fair valuation could result in a different net asset value ("NAV") than a NAV determined by using market quotes.

                                      28              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006


SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAIN AND LOSS - Investment transactions are accounted for on trade date. Dividend income and expense is recorded on the ex-dividend date. Foreign dividend income and expense is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. All premium and discount is being amortized and accreted according to Federal income tax regulations. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded as earned. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

FOREIGN CURRENCY TRANSLATION - Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the reporting period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

SECURITIES SOLD SHORT - The Fund may sell a security short to increase investment returns. The Fund may also sell a security short in anticipation of a decline in the market value of a security. A short sale is a transaction in which the Fund sells a security that it does not own. To complete the transaction, the Fund must borrow the security from a lender in order to sell the security in the general market. The Fund must replace the borrowed security by purchasing it at market price at the time of replacement, which price may be higher or lower than the price at which the Fund sold the security. The Fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a profit if the price of the security declines between those dates.

Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with the custodian, in cash and long securities to sufficiently cover its short position on a daily basis. The collateral for the securities sold short includes the Deposits with custodian for securities sold short as shown on the Statement of Assets and Liabilities and the securities held long as identified on the Schedule of Investments. Dividends paid on securities sold short are recorded as an expense on the Fund's records. Generally, the payment of the dividend reduces the value of the short position while increasing the Fund's unrealized gain or loss on the short sale.

OPTIONS - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the

                                      29              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006

securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

WHEN-ISSUED TRANSACTIONS - The Fund may purchase securities on a forward commitment or 'when-issued' basis. The Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets that have a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income, if any, are declared and paid at least semi-annually. Distributions to shareholders of net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from accounting principles, generally accepted in the United States of America. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required.

EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its series. Expenses that are directly attributable to more than one fund are allocated among the respective series in proportion to each series' average daily net assets.

Each share of each class of the Fund represents an undivided, proportionate interest in the Fund. The Fund's class specific expenses include distribution fees, transfer agent fees, registration fees and certain expenses as determined by the Board.

Income and expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class' respective net assets to the total net assets of the Fund.

                                      30              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006


OFFERING COSTS - Offering costs for the Fund of $103,519 consisted of fees related to the preparation of the Fund's initial registration filings and the legal costs related thereto as well as fees related to the mailing and printing of the initial prospectus. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the Fund.

REDEMPTION FEES - A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of 1.50% of the current net asset value of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. To calculate redemption fees, the Fund uses the first-in, first-out method to determine the holding period. Under this method, the date of redemption is compared with the earliest purchase date of shares held in the account. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. The Fund collected $12,021 in redemption fees during the period ended March 31, 2006.

NOTE 3. ADVISORY FEES AND OTHER TRANSACTIONS

INVESTMENT ADVISER - Absolute Investment Advisers LLC, (the "Adviser") is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.60% of the Fund's average daily net assets.

Subject to the general control of the Board and the Adviser, the following sub-advisers (each a "Sub-Adviser" and collectively the "Sub-Advisers") may be allocated a portion of the assets of the Fund and make the investment decisions for the Fund:

              Aronson+Johnson+Ortiz, LP Moody Aldrich Partners,
                                        LLC
              Bernzott Capital Advisors Scout Investment
                                        Advisors, Inc.
              Contravisory Research &   SSI Investment
                Management Corp.        Management, Inc.
              Horizon Asset             TT International
                Management, Inc.        Investment Management
              Kinetics Asset            TWIN Capital Management,
                Management, Inc.        Inc.
              Loomis, Sayles &          Yacktman Asset
                Company, L.P.           Management Co.
              Metropolitan West Asset
                Management, LLC

The sub-advisory fee paid to each Sub-Adviser is calculated as a percentage of the average daily net assets allocated to a Sub-Adviser for management and is paid by the Adviser.

ADMINISTRATION AND OTHER SERVICES - Citigroup Fund Services, LLC ("Citigroup"), provides administration, portfolio accounting, and transfer agency services to the Fund.

DISTRIBUTION - Foreside Fund Services, LLC is the Fund's distributor ("Distributor"). The Distributor is not affiliated with the Adviser, Citigroup or its affiliated companies. The certifying officers of the Trust are also

                                      31              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006

principals of the Distributor. Under a Distribution Plan adopted pursuant to Rule 12b-1 under the Act with respect to A Shares and C Shares ("Distribution Plan"), the Fund pays the Distributor a fee at an annual rate of 0.25% and 1.00% of the average daily net assets of A Shares and C Shares, respectively. The Distributor may pay some or all of these fees to various financial institutions, including the Adviser, that provide distribution or shareholder services. The Distribution Plan obligates the Fund to pay the Distributor compensation for the Distributor's services and not as reimbursement for certain expenses incurred. For the period ended March 31, 2006, the Distributor received $71,417 for distribution fees.

For the period ended March 31, 2006, the Distributor employed $40,783 of the front-end sales charges assessed on the sale of A Shares.

Under a Compliance Services Agreement with the Trust, the Distributor provides a Chief Compliance Officer, Principal Executive Officer, Principal Financial Officer and Anti-Money Laundering Officer to the Trust as well as certain additional compliance support functions.

TRUSTEES AND OFFICERS - Certain officers of the Trust are directors, officers or employees of Citigroup or the Distributor.

NOTE 4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

The Adviser has contractually agreed to waive its fees to limit the Fund's net expenses (excluding all interest, taxes, portfolio transaction expenses, dividends on short sales and extraordinary expenses) of Institutional Shares, A Shares and C Shares to 1.95%, 2.25% and 3.00%, respectively, of each class' average daily net assets through October 31, 2006 ("Waiver Agreement"). Citigroup has contractually waived a portion of its fees. The Distributor has voluntarily agreed to waive a portion of its Compliance Services fees through June 30, 2006. These voluntary waivers may be reduced or eliminated at any time. For the period ended March 31, 2006, fees waived and expenses reimbursed were as follows:

                                                         TOTAL FEES
                                              COMPLIANCE WAIVED AND
            ADVISER   ADVISER   ADMINISTRATOR  SERVICES   EXPENSES
            WAIVED   REIMBURSED    WAIVED       WAIVED   REIMBURSED
            -------- ---------- ------------- ---------- ----------
            $119,598  $54,970      $21,844      $3,943    $200,355

Citigroup was contractually obligated to pay the fees due to the Distributor under the Compliance Services Agreement through March 31, 2006.

                                      32              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006


NOTE 5. SECURITY TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities, other than short-term investments, for the period ended March 31, 2006 were as follows:

                   NON-US GOVERNMENT          US GOVERNMENT
                      OBLIGATIONS              OBLIGATIONS
               ------------------------- -----------------------
                PURCHASES      SALES      PURCHASES     SALES
               ------------ ------------ ----------- -----------
               $323,446,284 $222,149,885 $24,070,585 $12,878,823

NOTE 6. FEDERAL INCOME TAX AND INVESTMENT TRANSACTIONS

As of March 31, 2006, distributable earnings on a tax basis were as follows:

               Undistributed Ordinary Income          $  542,082
               Undistributed Long-Term Gain                2,655
               Capital and Other Losses                 (460,792)
               Unrealized Appreciation (Depreciation)  2,672,765
                                                      ----------
               Total                                  $2,756,710
                                                      ==========

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales reallocations.

For tax purposes, the current year post-October currency loss was $460,792. This loss will be recognized for tax purposes on the first business day of the Fund's next year.

The tax character of distributions paid during the period from July 11, 2005, commencement of operations, to March 31, 2006 were as follows:

                                              2006
                                            --------
                            Ordinary Income $424,877

On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, certain amounts have been reclassified for the year ended March 31, 2006. The following reclassification was primarily a result of non-deductible organization and offering costs and REIT distributions, and has no impact on the net assets of the Fund.

               Accumulated Net Investment Income (Loss) $ 73,090
               Undistributed Net Realized Gain (Loss)      5,041
               Paid-in Capital                           (78,131)

                                      33              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006


NOTE 7. WRITTEN OPTION TRANSACTIONS

Transactions in options written during period ended March 31, 2006 were as follows:

                                                          CALLS
                                                    ------------------
                                                    NUMBER OF
                                                    CONTRACTS PREMIUMS
                                                    --------- --------
         Options written                               195    $303,425
         Options terminated in closing transactions      -           -
         Options exercised                               -           -
         Options expired                                 -           -
                                                       ---    --------
         OPTIONS OUTSTANDING, MARCH 31, 2006           195    $303,425
                                                       ===    ========

NOTE 8. OTHER INFORMATION

On March 31, 2006, three shareholders held approximately 74% of the outstanding shares of Institutional Shares. Two of these shareholders are omnibus accounts, which are held on behalf of several individual shareholders. On the aforementioned date, one shareholder held approximately 10% of the outstanding shares of A Shares. This shareholder is an omnibus account, which is held on behalf of several individual shareholders. On the aforementioned date, no shareholder held greater than 8% of the outstanding shares of C Shares.

                                      34              ABSOLUTE STRATEGIES FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of the Forum Funds and the Shareholders of Absolute Strategies
Fund:

We have audited the accompanying statement of assets and liabilities of Absolute Strategies Fund (the "Fund"), one of the series constituting the Forum Funds, including the schedule of investments, as of March 31, 2006, and the related statement of operations, changes in net assets and financial highlights for the period from July 11, 2005 (commencement of operations) through March 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor have we been engaged to perform an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers: where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Absolute Strategies Fund as of March 31, 2006, the results of its operations, changes in its net assets and financial highlights for the period from July 11, 2005 (commencement of operations) through March 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
May 30, 2006

                                      35              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
ADDITIONAL INFORMATION (Unaudited)
MARCH 31, 2006

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (888) 992-2765 and on the SEC's website at www.sec.gov. The Fund's proxy voting record for the period of July 11, 2005 (the Fund's commencement of operations) through June 30, 2006 will be available no later than August 31, 2006, without charge and upon request, by calling (888) 992-2765 and on the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
(800) SEC-0330.

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 through March 31, 2006.

ACTUAL EXPENSES - The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                      36              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
ADDITIONAL INFORMATION (Unaudited)
MARCH 31, 2006


Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) for certain share classes, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs had been included, your costs would have been higher.

                                       ENDING ACCOUNT
                     BEGINNING ACCOUNT     VALUE      EXPENSES PAID    ANNUALIZED
                          VALUE*       MARCH 31, 2006 DURING PERIOD* EXPENSE RATIO*
                     ----------------- -------------- -------------- --------------
INSTITUTIONAL SHARES
Actual Return            $1,000.00       $1,027.95        $11.53         2.28%
Hypothetical Return      $1,000.00       $1,013.56        $11.45         2.28%
A SHARES
Actual Return            $1,000.00       $1,024.93        $12.97         2.57%
Hypothetical Return      $1,000.00       $1,012.12        $12.89         2.57%
C SHARES
Actual Return            $1,000.00       $1,018.85        $ 7.22         3.39%
Hypothetical Return      $1,000.00       $1,008.03        $16.97         3.39%

* Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year/365 to reflect the half-year period (actual return information for C Shares reflects the 77-day period (January 13, 2006 through March 31, 2006) for which the class was operational.)

FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE TAX YEAR

For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. All net investment income dividends were ordinary income. The percentage of ordinary income distributions designated as qualifying for the corporate dividends received deduction ("DRD") and the individual qualified dividend rate ("QDI") is presented below.

                                  DRD    QDI
                                 ------ ------
                                 26.92% 23.20%

                                      37              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
ADDITIONAL INFORMATION (Unaudited)
MARCH 31, 2006


TRUSTEES AND OFFICERS OF THE TRUST

The Board is responsible for managing the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following table gives information about each Board member and certain officers of the Trust. The fund complex includes the Trust and one other investment company (collectively, "Fund Complex"), which hold themselves out to investors as related companies for purposes of investment and investor services.
Mr. Keffer is considered an Interested Trustee due to his affiliation with a Trust adviser and the Distributor within the past two years. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The addresses for all Trustees and officers is Two Portland Square, Portland, Maine 04101, unless otherwise indicated. Each Trustee oversees thirty-one portfolios in the Fund Complex. Each Independent Trustee is also an Independent Trustee of Monarch Funds, a registered investment company within the Fund Complex. John Y. Keffer is an Interested Trustee/Director of Monarch Funds and Wintergreen Fund, Inc., another registered open-end investment company. The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (888) 992-2765.

                          POSITION       LENGTH                          PRINCIPAL
         NAME             WITH THE       OF TIME                       OCCUPATION(S)
    AND BIRTH DATE         TRUST         SERVED                     DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
J. Michael Parish       Chairman of   Trustee since Retired; Partner, Wolf, Block, Schorr and Solis-
Born: November 9, 1943  the Board;    1989          Cohen, LLP (law firm) 2002-2003; Partner, Thelen
                        Trustee;      (Chairman     Reid & Priest LLP (law firm) 1995-2002.
                        Chairman,     since 2004)
                        Compliance
                        Committee,
                        Nominating
                        Committee
                        and Qualified
                        Legal
                        Compliance
                        Committee
--------------------------------------------------------------------------------------------------------
Costas Azariadis        Trustee;      Trustee since Professor of Economics, University of California-Los
Born: February 15, 1943 Chairman,     1989          Angeles.
                        Valuation
                        Committee
--------------------------------------------------------------------------------------------------------
James C. Cheng          Trustee;      Trustee since President, Technology Marketing Associates
Born: July 26, 1942     Chairman,     1989          (marketing company for small-and medium-sized
                        Audit                       businesses in New England).
                        Committee
--------------------------------------------------------------------------------------------------------

                                      38              ABSOLUTE STRATEGIES FUND

ABSOLUTE STRATEGIES FUND
ADDITIONAL INFORMATION (Unaudited)
MARCH 31, 2006

                            POSITION       LENGTH                          PRINCIPAL
          NAME              WITH THE       OF TIME                       OCCUPATION(S)
     AND BIRTH DATE          TRUST         SERVED                     DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
John Y. Keffer           Trustee;       Trustee since President, Forum Trust, LLC (a non-depository trust
Born: July 15, 1942      Chairman,      1989          company) since 1997; President, Citigroup Fund
                         Contracts                    Services, LLC ("Citigroup") 2003-2005; President,
                         Committee                    Forum Financial Group, LLC ("Forum") (a fund
                                                      services company acquired by Citibank, N.A. in
                                                      2003).
----------------------------------------------------------------------------------------------------------
OFFICERS
Simon D. Collier         President;     Since 2005    Managing Director and Principal Executive Officer,
Born: October 22, 1961   Principal                    Foreside Fund Services, LLC, the Trust's Distributor
                         Executive                    since 2005; Chief Operating Officer and Managing
                         Officer                      Director, Global Fund Services, Citibank, N.A. 2003-
                                                      2005; Managing Director, Global Securities
                                                      Services for Investors, Citibank, N.A. 1999-2003.
----------------------------------------------------------------------------------------------------------
Carl A. Bright           Principal      Since 2005    President, Foreside Fund Services, LLC, the Trust's
Born: December 20, 1957  Financial                    Distributor since 2004; Consultant, Foreside
                         Officer                      Solutions, LLC 2000-2003 (a mutual fund
                                                      development company).
----------------------------------------------------------------------------------------------------------
Beth P. Hanson           Vice           Since 2003    Relationship Manager, Citigroup since 2003;
Born: July 15, 1966      President/                   Relationship Manager, Forum 1999-2003.
                         Assistant
                         Secretary
----------------------------------------------------------------------------------------------------------
Sara M. Morris           Vice President Since 2004    Director and Relationship Manager, Citigroup since
Born: September 18, 1963                              2004; Chief Financial Officer, The VIA Group, LLC (a
                                                      strategic marketing company) 2000-2003.
----------------------------------------------------------------------------------------------------------
Trudance L. Bakke        Treasurer      Since 2005    Product Manager, Citigroup since 2003; Senior
Born: August 11, 1971                                 Manager of Corporate Finance, Forum 1999-2003.
----------------------------------------------------------------------------------------------------------
David M. Whitaker        Secretary      Since 2004    Product Manager, Citigroup since 2004; Assistant
Born: September 6, 1971                               Counsel, PFPC, Inc. (a fund services company)
                                                      2000-2004.
----------------------------------------------------------------------------------------------------------

                                      39              ABSOLUTE STRATEGIES FUND

[LOGO] ABSOLUTE Strategies
-----------------FUND

                              TWO PORTLAND SQUARE
                             PORTLAND, MAINE 04101
                          (888) 992-2765 (TOLL FREE)
                         (888) 99-ABSOLUTE (TOLL FREE)


                              INVESTMENT ADVISER

                       Absolute Investment Advisers LLC
                         94 Station Street, Suite 202
                         Hingham, Massachusetts 02043
                           www.absoluteadvisers.com

                                TRANSFER AGENT

                         Citigroup Fund Services, LLC
                                 P.O. Box 446
                             Portland, Maine 04112
                          (888) 992-2765 (Toll Free)
                         (888) 99-ABSOLUTE (Toll Free)

                                  DISTRIBUTOR

                          Foreside Fund Services, LLC
                       Two Portland Square, 1/st/ Floor
                             Portland, Maine 04101
                               www.foresides.com

This report is submitted for the general information of the shareholders of the
  Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management and other information.

                           AUSTIN GLOBAL EQUITY FUND

                                 ANNUAL REPORT

                                MARCH 31, 2006

                      AUSTIN INVESTMENT MANAGEMENT, INC.

                               TABLE OF CONTENTS

          A Message to Our Shareholders                            1

          Comparison of Change in Value of $10,000 Investment      3

          Portfolio Profile                                        4

          Schedule of Investments                                  5

          Statement of Assets and Liabilities                     10

          Statement of Operations                                 11

          Statements of Changes in Net Assets                     12

          Financial Highlights                                    13

          Notes to Financial Statements                           14

          Report of Independent Registered Public Accounting Firm 19

          Additional Information                                  20


AUSTIN GLOBAL EQUITY FUND
A MESSAGE TO OUR SHAREHOLDERS
MARCH 31, 2006

Dear Fellow Shareholder:

The Austin Global Equity Fund (the "Fund") ended its fiscal year on March 31, 2006 with a net asset value of $21.97, achieving a return of 23.10% for the twelve-month period. This compares with a return of 18.02% for the Fund's benchmark, the Morgan Stanley Capital International World Index ("MSCI"). From a longer term perspective, the Fund's five- and ten-year average annual returns for the period ended March 31 were 9.64% and 10.27% versus the MSCI returns of 6.38% and 7.29%, respectively. (PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. FOR THE MOST RECENT MONTH-END PERFORMANCE PLEASE CALL (800) 754-8759.)

The Fund continued to have a significant portion of its assets invested in natural resource related businesses, which lagged the market toward the end of 2005 after many months of stellar returns. During the fiscal period, Fund management purchased the shares of a number of high quality businesses in information technology related industries, such as semiconductor and telecom equipment and many of these investments began to positively impact the Fund's performance in early 2006. Positive contributors to performance were Japanese non-life insurers, investment holding companies such as Investor AB and Eurazeo, and technology investments such as Cap Gemini, Tellabs, Inc. and BEA Systems, Inc. At the risk of resembling the sound of a broken record, pharmaceutical stocks and media related investments continued to hinder performance. The common trait in these industries is that they are both currently unloved by "The Market". Uncertainty with regard to the long term profitability of these businesses has compressed valuations and consequently punished the current market prices of pharmaceutical and media stocks. As for drug stocks, we have been purchasing shares of Bristol-Myers Squibb Co. at roughly 10 times its peak earnings (i.e., p/e ratio), a valuation we believe is attractive. We believe Kos Pharmaceuticals, Inc. continues to build a valuable franchise in cardiovascular drugs. We believe the odds favor continued long term growth of the pharmaceutical business.

It has been the policy of Fund management to invest in high quality companies of any size that are well positioned to achieve positive long term returns for their shareholders. This can be achieved in a number of ways, be it through the growth (and reinvestment) of cash flow and earnings, or the distribution of assets such as cash to the company's shareholders. We maintain that the Fund's holdings, regardless of the last twelve months of equity market performance, are of high quality and as such we remain excited about their potential to generate positive long term returns.

In order to increase communication with our shareholders and provide greater detail of portfolio activity, we have decided to write a shareholder letter on a quarterly basis. We trust this effort will provide valuable insight with regard to our current thoughts and rationale behind our investment decisions. As always, we welcome your feedback and look forward to writing the first of these letters for the period ended June 30, 2006. Thank you for your continued investment in the Fund.

Warm Regards,

/s/
David E. Rappa

/s/
Peter A. Vlachos

David E. Rappa
Peter A. Vlachos

AUSTIN GLOBAL EQUITY FUND
A MESSAGE TO OUR SHAREHOLDERS
MARCH 31, 2006


TOP 20 EQUITY HOLDINGS OF AUSTIN GLOBAL EQUITY FUND AS OF MARCH 31, 2006

                                                     PERCENTAGE
                                                      OF TOTAL
                SECURITY DESCRIPTION                MARKET VALUE
                --------------------                ------------
                TOYOTA INDUSTRIES CORP.                 3.57%
                ENCANA CORP.                            2.91%
                KOS PHARMACEUTICALS, INC.               2.26%
                AVX CORP.                               2.21%
                ABN AMRO HOLDING NV                     2.11%
                CAP GEMINI SA                           2.04%
                MITSUI SUMITOMO INSURANCE CO., LTD.     2.04%
                TELLABS, INC.                           1.98%
                L'OREAL SA                              1.98%
                HEINEKEN HOLDING NV                     1.89%
                BRIT INSURANCE HOLDINGS PLC             1.85%
                AKZO NOBEL NV                           1.85%
                NESTLE SA                               1.85%
                NOVARTIS AG                             1.80%
                TIME WARNER, INC.                       1.76%
                CHEUNG KONG HOLDINGS, LTD.              1.72%
                INTRAWEST CORP.                         1.70%
                NIPPON SHEET GLASS CO., LTD.            1.67%
                INFINEON TECHNOLOGIES AG                1.67%
                GUOCO GROUP, LTD                        1.66%
                                                       -----
                Top 20 Total                           40.52%
                                                       =====

INVESTING OVERSEAS INVOLVES SPECIAL RISKS, INCLUDING THE VOLATILITY OF CURRENCY EXCHANGE RATES AND, IN SOME CASES, LIMITED GEOGRAPHIC FOCUS, POLITICAL AND ECONOMIC INSTABILITY, AND RELATIVELY ILLIQUID MARKETS. THE FUND MAY INVEST IN SMALL- AND MID-CAP COMPANIES WHICH CARRY GREATER RISK THAN IS CUSTOMARILY ASSOCIATED WITH LARGER COMPANIES FOR VARIOUS REASONS SUCH AS NARROWER MARKETS, LIMITED FINANCIAL RESOURCES AND LESS LIQUID STOCK.

THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND MANAGERS AS OF MARCH 31, 2006 AND MAY NOT REFLECT THEIR VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE.

AUSTIN GLOBAL EQUITY FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
MARCH 31, 2006

The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Austin Global Equity Fund (the "Fund") compared with the performance of the Morgan Stanley Capital International World Index ("MSCI"), over the past ten fiscal years. The MSCI measures the performance of a diverse range of global stock markets in the United States, Canada, Europe, Australia, New Zealand and the Far East. The total return of the Fund includes operating expenses that reduce returns, while the total return of the MSCI does not include expenses. The Fund is professionally managed while the MSCI is unmanaged and is not available for investment. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. For the most recent month-end performance, please call (800) 754-8759.

                                    [CHART]

                Austin Global Equity Fund vs. MSCI

                    Austin Global
                     Equity Fund        MSCI
                     -----------        ------
 3/31/1996           $10,000           $10,000
 4/30/1996            10,289            10,233
 5/31/1996            10,445            10,240
 6/30/1996            10,297            10,290
 7/31/1996             9,594             9,924
 8/31/1996             9,930            10,036
 9/30/1996            10,297            10,427
10/31/1996            10,562            10,497
11/30/1996            11,409            11,084
12/31/1996            10,952            10,904
 1/31/1997            11,198            11,033
 2/28/1997            11,155            11,158
 3/31/1997            10,851            10,935
 4/30/1997            11,231            11,291
 5/31/1997            12,237            11,986
 6/30/1997            12,499            12,581
 7/31/1997            13,631            13,159
 8/31/1997            12,955            12,277
 9/30/1997            13,868            12,941
10/31/1997            13,336            12,258
11/30/1997            13,260            12,473
12/31/1997            13,574            12,623
 1/31/1998            13,536            12,973
 2/28/1998            14,376            13,848
 3/31/1998            15,178            14,431
 4/30/1998            15,719            14,570
 5/31/1998            15,458            14,385
 6/30/1998            16,092            14,724
 7/31/1998            16,503            14,698
 8/31/1998            13,639            12,736
 9/30/1998            13,900            12,959
10/31/1998            14,730            14,128
11/30/1998            15,617            14,966
12/31/1998            16,682            15,695
 1/31/1999            16,973            16,037
 2/28/1999            16,181            15,608
 3/31/1999            16,622            16,255
 4/30/1999            17,123            16,894
 5/31/1999            16,351            16,274
 6/30/1999            17,504            17,031
 7/31/1999            17,364            16,978
 8/31/1999            17,885            16,945
 9/30/1999            17,815            16,778
10/31/1999            19,339            17,648
11/30/1999            21,624            18,142
12/31/1999            26,005            19,609
 1/31/2000            24,953            18,484
 2/29/2000            28,141            18,531
 3/31/2000            28,030            19,810
 4/30/2000            24,893            18,970
 5/31/2000            23,459            18,487
 6/30/2000            25,183            19,108
 7/31/2000            24,171            18,567
 8/31/2000            25,614            19,169
 9/30/2000            23,549            18,147
10/31/2000            22,466            17,841
11/30/2000            20,281            16,756
12/31/2000            20,265            17,025
 1/31/2001            20,476            17,352
 2/28/2001            17,987            15,884
 3/31/2001            16,776            14,838
 4/30/2001            17,787            15,932
 5/31/2001            17,665            15,724
 6/30/2001            17,265            15,229
 7/31/2001            16,921            15,026
 8/31/2001            16,243            14,302
 9/30/2001            14,554            13,040
10/31/2001            14,832            13,289
11/30/2001            15,665            14,073
12/31/2001            15,851            14,160
 1/31/2002            15,471            13,730
 2/28/2002            15,303            13,609
 3/31/2002            16,131            14,209
 4/30/2002            15,818            13,726
 5/31/2002            15,616            13,749
 6/30/2002            14,934            12,912
 7/31/2002            13,379            11,823
 8/31/2002            13,502            11,843
 9/30/2002            12,361            10,539
10/31/2002            12,674            11,315
11/30/2002            13,088            11,924
12/31/2002            12,954            11,344
 1/31/2003            12,428            10,999
 2/28/2003            11,925            10,806
 3/31/2003            11,846            10,771
 4/30/2003            12,752            11,725
 5/31/2003            13,714            12,393
 6/30/2003            13,636            12,606
 7/31/2003            14,072            12,860
 8/31/2003            14,520            13,136
 9/30/2003            14,721            13,215
10/31/2003            15,773            13,998
11/30/2003            16,478            14,210
12/31/2003            17,395            15,100
 1/31/2004            18,200            15,342
 2/29/2004            18,368            15,599
 3/31/2004            18,435            15,496
 4/30/2004            18,032            15,179
 5/31/2004            17,686            15,317
 6/30/2004            18,469            15,631
 7/31/2004            17,932            15,121
 8/31/2004            18,021            15,187
 9/30/2004            18,525            15,475
10/31/2004            18,659            15,853
11/30/2004            20,214            16,686
12/31/2004            21,006            17,323
 1/31/2005            20,532            16,933
 2/28/2005            21,682            17,469
 3/31/2005            21,592            17,132
 4/30/2005            20,870            16,757
 5/31/2005            21,423            17,055
 6/30/2005            21,930            17,202
 7/31/2005            22,945            17,803
 8/31/2005            23,148            17,937
 9/30/2005            23,836            18,403
10/31/2005            22,866            17,957
11/30/2005            23,103            18,555
12/31/2005            23,858            18,966
 1/31/2006            25,322            19,813
 2/28/2006            25,746            19,784
 3/31/2006            26,568            20,219


                     INVESTMENT VALUE ON 03/31/06:
                     -----------------------------
                       Austin Global Equity Fund   $26,568
                       MSCI                        $20,219

   AVERAGE ANNUAL TOTAL RETURN AS OF 03/31/06: ONE YEAR FIVE YEARS TEN YEARS
   ------------------------------------------- -------- ---------- ---------
            Austin Global Equity Fund           23.10%     9.64%     10.27%
            MSCI                                18.02%     6.38%      7.29%

AUSTIN GLOBAL EQUITY FUND
PORTFOLIO PROFILE
MARCH 31, 2006

% OF TOTAL INVESTMENTS

                                    [CHART]

United States                            22.3%
Japan                                    14.0%
Other Countries                          12.1%
Canada                                    9.0%
Hong Kong                                 8.4%
France                                    7.5%
Netherlands                               6.9%
United Kingdom                            6.2%
Switzerland                               5.7%
Germany                                   3.8%
Singapore                                 3.1%
Short-Term Investments                    1.0%

                       % OF TOTAL INVESTMENTS
                       Financials                  22.7%
                       Consumer Staples            21.9%
                       Industrials                 19.5%
                       Telecommunication Services  13.2%
                       Energy                       6.2%
                       Information Technology       6.2%
                       Materials                    5.7%
                       Consumer Discretionary       3.5%
                       Short-Term Investments       1.0%
                       Put Options Purchased        0.1%
                                                  -----
                                                  100.0%
                                                  =====

See Notes to Financial Statements.
                                      4

AUSTIN GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

             SHARES         SECURITY DESCRIPTION           VALUE
            -------- ---------------------------------- ------------

            COMMON STOCK -- 98.7%

                     ARGENTINA -- 0.8%
              22,000 Cresud SA, ADR                     $    317,460
                                                        ------------

                     BELGIUM -- 1.3%
              22,000 RHJ International+                      520,783
                                                        ------------

                     CANADA -- 9.0%
              16,000 Agrium, Inc.                            403,631
              40,000 Canfor Corp.+                           489,810
              25,000 EnCana Corp.                          1,168,250
              10,000 Fording Canadian Coal Trust             379,900
              20,000 Intrawest Corp.                         682,994
               6,500 Suncor Energy, Inc.                     500,630
                                                        ------------
                                                           3,625,215
                                                        ------------

                     FRANCE -- 7.5%
              15,000 Cap Gemini SA                           817,009
               4,500 CNP Assurances+                         453,571
               5,000 Eurazeo                                 602,399
               1,000 Lafarge SA                              113,272
               9,000 L'Oreal SA                              792,659
               5,000 Remy Cointreau                          249,319
                                                        ------------
                                                           3,028,229
                                                        ------------

                     GERMANY -- 3.7%
               7,000 Bilfinger Berger AG                     457,932
              65,000 Infineon Technologies AG+               668,544
               4,000 Merck KGaA                              380,011
                                                        ------------
                                                           1,506,487
                                                        ------------

                     GREECE -- 0.8%
              10,000 Coca-Cola Hellenic Bottling Co. SA      310,619
                                                        ------------

                     HONG KONG -- 8.4%
              65,000 Cheung Kong Holdings, Ltd.              689,021
              52,000 Guoco Group, Ltd.                       665,816

                                             See Notes to Financial Statements.

AUSTIN GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

            SHARES          SECURITY DESCRIPTION            VALUE
           -------- ------------------------------------ ------------

                    HONG KONG
            110,000 Hang Lung Properties, Ltd.           $    209,107
             90,000 Henderson Land Development Co., Ltd.      498,763
             60,000 Hutchison Whampoa, Ltd.                   550,186
            320,000 Liu Chong Hing Investment, Ltd.           375,296
            125,000 Swire Pacific, Ltd., Class B              227,150
            464,000 Vitasoy International Holdings, Ltd.      167,440
                                                         ------------
                                                            3,382,779
                                                         ------------

                    ITALY -- 0.9%
             35,000 Arnoldo Mondadori Editore SpA             343,237
                                                         ------------

                    JAPAN -- 14.0%
             80,000 Aioi Insurance Co., Ltd.                  591,208
             18,000 Chudenko Corp.                            319,558
             18,000 Futaba Corp.                              464,812
                 15 Millea Holdings, Inc.                     296,878
             60,000 Mitsui Sumitomo Insurance Co., Ltd.       815,969
            120,000 Nippon Sheet Glass Co., Ltd.              668,677
                265 NTT DoCoMo, Inc.                          391,675
             46,000 Seino Holdings Corp.                      479,830
             10,000 T Hasegawa Co., Ltd.                      155,872
             35,000 Toyota Industries Corp.                 1,430,028
                                                         ------------
                                                            5,614,507
                                                         ------------

                    MEXICO -- 0.9%
            150,000 Embotelladoras Arca SA de CV              344,438
                                                         ------------

                    NETHERLANDS -- 6.8%
             28,207 ABN Amro Holding NV                       845,407
             14,000 Akzo Nobel NV                             742,698
              7,000 Chicago Bridge & Iron Co., NV             168,000
             22,000 Heineken Holding NV                       757,987
              4,000 Randstad Holding NV                       237,010
                                                         ------------
                                                            2,751,102
                                                         ------------

See Notes to Financial Statements.

AUSTIN GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

          SHARES            SECURITY DESCRIPTION              VALUE
         --------- --------------------------------------- ------------

                   NEW ZEALAND -- 1.6%
           750,000 Rubicon, Ltd.+                          $    424,406
           117,070 Toll NZ, Ltd.+                               223,224
                                                           ------------
                                                                647,630
                                                           ------------

                   NORWAY -- 2.6%
            39,600 Farstad Shipping A/S                         620,713
            30,000 Golar LNG, Ltd.+                             406,800
                                                           ------------
                                                              1,027,513
                                                           ------------

                   SINGAPORE -- 3.1%
         1,026,000 Chuan Hup Holdings, Ltd.                     222,188
         3,500,000 Hotung Investment Holdings, Ltd.+            455,000
            30,000 Overseas Union Enterprise, Ltd.              220,888
            68,000 WBL Corp., Ltd.                              328,177
                                                           ------------
                                                              1,226,253
                                                           ------------

                   SOUTH KOREA -- 1.7%
             3,300 SK Telecom Co., Ltd.                         653,717
               500 Tae Young Corp.                               35,760
                                                           ------------
                                                                689,477
                                                           ------------

                   SWEDEN -- 1.5%
            34,000 Investor AB, Class A                         615,412
                                                           ------------

                   SWITZERLAND -- 5.7%
            10,000 Compagnie Financiere Richemont, Class A      479,166
               300 Gurit-Heberlein AG, Class B                  321,999
             2,500 Nestle SA                                    741,749
            13,000 Novartis AG                                  722,582
               207 Pargesa Holding SA                            19,949
                                                           ------------
                                                              2,285,445
                                                           ------------

                   UNITED KINGDOM -- 6.2%
           440,000 Brit Insurance Holdings plc                  742,946
             9,000 British Land Co. plc                         193,923
            10,000 Diageo plc ADR                               634,300

                                             See Notes to Financial Statements.

AUSTIN GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

          SHARES           SECURITY DESCRIPTION              VALUE
         -------- --------------------------------------- ------------

                  UNITED KINGDOM
           10,004 HSBC Holdings plc                       $    167,616
            1,500 Rio Tinto plc ADR                            310,500
           45,000 Trinity Mirror plc                           445,351
                                                          ------------
                                                             2,494,636
                                                          ------------

                  UNITED STATES -- 22.2%
           12,000 Applied Materials, Inc.                      210,120
           50,000 AVX Corp.                                    885,000
           33,000 BEA Systems, Inc.+                           433,290
           25,000 Bristol-Myers Squibb Co.                     615,250
            2,000 Burlington Northern Santa Fe Corp.           166,660
            5,000 Coherent, Inc.+                              175,550
           17,000 CommScope, Inc.+                             485,350
           50,000 Credence Systems Corp.+                      367,000
           19,000 Kos Pharmaceuticals, Inc.+                   907,630
           35,000 News Corp., Class A                          581,350
           30,000 Schering-Plough Corp.                        569,700
            2,000 St. Joe Co.                                  125,680
           75,000 Sycamore Networks, Inc.+                     352,500
            9,500 Tejon Ranch Co.+                             464,265
           50,000 Tellabs, Inc.+                               795,000
           42,000 Time Warner, Inc.                            705,180
           10,000 Veritas DGC, Inc.+                           453,900
           20,000 Vishay Intertechnology, Inc.+                284,800
           10,000 Watts Water Technologies, Inc., Class A      363,400
                                                          ------------
                                                             8,941,625
                                                          ------------

         Total Common Stock (Cost $28,513,878)              39,672,847
                                                          ------------

See Notes to Financial Statements.

AUSTIN GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

NUMBER OF
CONTRACTS                                SECURITY DESCRIPTION                                  VALUE
---------- -------------------------------------------------------------------------------- ------------

PUT OPTIONS PURCHASED -- 0.0%
  846,024  Foreign - Non U.S. Dollar Denominated
           European Currency Unit, Expiration 11/06/2006, Strike Price $1.18 (Cost $28,600) $     12,103
                                                                                            ------------

SHORT-TERM INVESTMENTS -- 1.0%

PRINCIPAL/
  SHARES
----------

MONEY MARKET DEPOSIT ACCOUNT -- 0.2%
  $73,310  Citibank Money Market Deposit Account, 4.39% (Cost $73,310)                            73,310
                                                                                            ------------

MONEY MARKET FUND -- 0.8%
  326,639  Citi/SM /Institutional Trust Liquid Reserves, Class A (Cost $326,639)                 326,639
                                                                                            ------------

Total Short-Term Investments (Cost $399,949)                                                     399,949
                                                                                            ------------

Total Investments -- 99.7% (Cost $28,942,427)*                                              $ 40,084,899
                                                                                            ------------

Other Asset and Liabilities, Net -- 0.3%                                                         129,858
                                                                                            ------------

NET ASSETS -- 100.0%                                                                        $ 40,214,757
                                                                                            ============

----------------------------------------------
ADRAmerican Depositary Receipt.

+ Non-income producing security.

* Cost for Federal income tax purposes is $30,859,898 and net unrealized appreciation (depreciation) consists of:

             Gross Unrealized Appreciation              $9,572,544
             Gross Unrealized Depreciation                (347,543)
                                                        ----------
             Net Unrealized Appreciation (Depreciation) $9,225,001
                                                        ==========

                                             See Notes to Financial Statements.

AUSTIN GLOBAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2006

ASSETS
     Total investments, at value (Cost $28,942,427)                                               $40,084,899
     Foreign currency (Cost $69,797)                                                                   68,756
     Cash                                                                                                  36
     Receivables:
        Fund shares sold                                                                              160,000
        Interest and dividends                                                                        126,610
        Unrealized gain on currency contracts                                                          15,107
     Prepaid expense                                                                                    7,801
                                                                                                  -----------
Total Assets                                                                                       40,463,209
                                                                                                  -----------
LIABILITIES
     Payables:
        Investment securities purchased                                                                59,642
        Unrealized loss on currency contracts                                                          75,232
     Accrued liabilities:
        Investment adviser fees                                                                        49,066
        Compliance services fees                                                                        1,879
        Trustees' fees and expenses                                                                       285
        Other expenses                                                                                 62,348
                                                                                                  -----------
Total Liabilities                                                                                     248,452
                                                                                                  -----------
NET ASSETS                                                                                        $40,214,757
                                                                                                  ===========
COMPONENTS OF NET ASSETS
     Paid-in capital                                                                              $28,460,136
     Accumulated undistributed (distributions in excess of) net investment income                  (1,131,379)
     Net realized gain (loss)                                                                       1,806,191
     Unrealized appreciation (depreciation)                                                        11,079,809
                                                                                                  -----------
NET ASSETS                                                                                        $40,214,757
                                                                                                  ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Based on net assets of $40,214,757 and 1,830,776 shares outstanding (unlimited shares authorized) $     21.97
                                                                                                  -----------

See Notes to Financial Statements.

AUSTIN GLOBAL EQUITY FUND
STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 2006

INVESTMENT INCOME
     Dividend income (net of foreign withholding taxes of $69,031)    $  925,623
     Interest income                                                      45,172
                                                                      ----------
Total Investment Income                                                  970,795
                                                                      ----------
EXPENSES
     Investment adviser fees                                             505,321
     Administrator fees                                                   84,220
     Transfer agent fees                                                  17,600
     Custodian fees                                                       36,797
     Accountant fees                                                      63,322
     Registration fees                                                     9,584
     Professional fees                                                    45,587
     Trustees' fees and expenses                                           2,467
     Compliance services fees                                             20,811
     Miscellaneous expenses                                               31,967
                                                                      ----------
Total Expenses                                                           817,676
     Fees waived                                                          (6,597)
                                                                      ----------
Net Expenses                                                             811,079
                                                                      ----------
NET INVESTMENT INCOME (LOSS)                                             159,716
                                                                      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
     Net realized gain (loss) on:
        Investments                                                    4,462,722
        Foreign currency transactions                                    (45,138)
                                                                      ----------
     Net Realized Gain (Loss)                                          4,417,584
                                                                      ----------
     Net change in unrealized appreciation (depreciation) on:
        Investments                                                    2,735,322
        Foreign currency translations                                    (64,347)
                                                                      ----------
     Net Change in Unrealized Appreciation (Depreciation)              2,670,975
                                                                      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                7,088,559
                                                                      ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                     $7,248,275
                                                                      ==========

                                             See Notes to Financial Statements.

AUSTIN GLOBAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   Year Ended     Year Ended
                                                                                 March 31, 2006 March 31, 2005
                                                                                 -------------- --------------
OPERATIONS
   Net investment income (loss)                                                   $   159,716    $  (209,459)
   Net realized gain (loss)                                                         4,417,584      3,627,550
   Net increase from payments by affiliates and net realized gain (loss) on the
     disposal of investments in violation of restrictions (Note 5)                         --         49,415
   Net change in unrealized appreciation (depreciation)                             2,670,975      1,067,229
                                                                                  -----------    -----------
Increase (Decrease) in Net Assets from Operations                                   7,248,275      4,534,735
                                                                                  -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                                             (845,319)      (237,712)
   Net realized gain on investments sold                                           (1,563,820)            --
                                                                                  -----------    -----------
Total Distributions to Shareholders                                                (2,409,139)      (237,712)
                                                                                  -----------    -----------
CAPITAL SHARE TRANSACTIONS
   Sale of shares                                                                   3,403,674      1,423,220
   Reinvestment of distributions                                                    2,401,327        237,588
   Redemption of shares                                                            (1,394,602)    (1,611,712)
   Redemption fees                                                                        592          1,595
                                                                                  -----------    -----------
Increase (Decrease) from Capital Share Transactions                                 4,410,991         50,691
                                                                                  -----------    -----------
Increase (Decrease) in Net Assets                                                   9,250,127      4,347,714
NET ASSETS
   Beginning of period                                                             30,964,630     26,616,916
                                                                                  -----------    -----------
   End of period (a)                                                              $40,214,757    $30,964,630
                                                                                  ===========    ===========
SHARE TRANSACTIONS
   Sale of shares                                                                     163,637         86,181
   Reinvestment of distributions                                                      119,249         12,753
   Redemption of shares                                                               (68,884)       (97,449)
                                                                                  -----------    -----------
Increase (Decrease) in Shares                                                         214,002          1,485
                                                                                  ===========    ===========
(a)Accumulated undistributed (distributions in excess of) net investment income   $(1,131,379)   $  (543,017)
                                                                                  -----------    -----------

See Notes to Financial Statements.

AUSTIN GLOBAL EQUITY FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected per share data and ratios for a share outstanding throughout each period.

                                                            Years Ended March 31,
                                            ----------------------------------------------------
                                               2006       2005        2004       2003      2002
                                            -------    -------     -------     -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD        $ 19.15    $ 16.48     $ 10.59     $ 14.42   $ 15.10
                                            -------    -------     -------     -------   -------
INVESTMENT OPERATIONS
 Net investment income (loss)                  0.10(a)   (0.13)      (0.08)      (0.05)    (0.13)
 Net realized and unrealized gain (loss)       4.17       2.95        5.92       (3.80)    (0.50)
                                            -------    -------     -------     -------   -------
Total from Investment Operations               4.27       2.82        5.84       (3.85)    (0.63)
                                            -------    -------     -------     -------   -------
DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income (loss)                 (0.49)     (0.15)         --          --        --
 Net realized gain (loss)                     (0.96)        --          --          --     (0.10)
                                            -------    -------     -------     -------   -------
Total Distributions to Shareholders           (1.45)     (0.15)         --          --     (0.10)
                                            -------    -------     -------     -------   -------
 Redemption fee(a)                               --(b)      --(b)     0.05        0.02      0.05
                                            -------    -------     -------     -------   -------
NET ASSET VALUE, END OF PERIOD              $ 21.97    $ 19.15     $ 16.48     $ 10.59   $ 14.42
                                            =======    =======     =======     =======   =======
TOTAL RETURN                                  23.10%     17.13%(c)   55.62%(d)  (26.56)%   (3.85)%

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted) $40,215    $30,965     $26,617     $16,119   $27,698
Ratios to Average Net Assets:
 Net investment income (loss)                  0.47%     (0.76)%     (0.65)%     (0.34)%   (0.86)%
 Net expenses                                  2.41%      2.51%       2.55%       2.49%     2.34%
 Gross expenses(e)                             2.43%      2.52%       2.55%       2.49%     2.34%
PORTFOLIO TURNOVER RATE                          56%        85%         72%         33%       45%

----------------------------------------------
(a)Calculated based on average shares outstanding during the period.
(b)Less than $0.01 per share.
(c)The Fund's total return calculation includes Adviser reimbursements and gains incurred on the disposal of investments inconsistent with the Fund's nonfundamental investment policies. Excluding the effect of the net reimbursements from the Fund's ending net asset value per share, total return for the year ended March 31, 2005 would have been 17.06%.
(d)The Fund's total return calculation includes proceeds received on November 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. Excluding the effect of this payment from the Fund's ending net asset value per share, total return for the year ended March 31, 2004 would have been 54.20%. The Fund's total return calculation includes gains incurred on the disposal of investments inconsistent with the Fund's nonfundamental investment policies. Excluding the effect of this payment from the Fund's ending net asset value per share, total return for the year ended March 31, 2004 would have been 55.43%.
(e)Reflects the expense ratio excluding any waivers and/or reimbursements.

                                             See Notes to Financial Statements.

AUSTIN GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006

NOTE 1. ORGANIZATION

This report relates to the Austin Global Equity Fund (the "Fund"), a diversified series of Forum Funds (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended. The Trust currently has twenty-seven series. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund commenced operations on December 8, 1993. The Fund seeks capital appreciation by investing primarily in common stock and securities convertible into common stock.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The Fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in each country's legal, political and economic environment. The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION -- Exchange traded securities and over-the-counter securities are valued at the last sale or official closing price, as provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are available are generally valued at the mean between the current bid and asked prices. Debt securities may be valued at prices supplied by a Fund's pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Money market instruments that mature in sixty days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available; or (2) the Adviser believes that the values available are unreliable. Fair valuation is based on subjective factors and as a result, the fair value price of an investment may differ from the investment's market price and may not be the price at which the investment may be sold. Fair valuation could result in a different net asset value ("NAV") than a NAV determined by using market quotes.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS -- Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded as earned. All premium and discount is amortized and accreted according to Federal income tax regulations. Identified cost of investments sold is used to determine gain and loss for both financial statement and Federal income tax purposes.

FOREIGN CURRENCY TRANSLATION -- Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income

AUSTIN GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006

and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the investment adviser is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. There is also the risk that the other party to the transaction may fail to deliver currency when due which may result in a loss to the Fund. Realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Fund entering into offsetting commitments.

OPTIONS -- When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders of net investment income, if any, are declared and paid annually. Distributions of net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

AUSTIN GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006


FEDERAL TAXES -- The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required.

EXPENSE ALLOCATION -- The Trust accounts separately for the assets, liabilities and operations of each of its series. Expenses that are directly attributable to more than one series are allocated among the respective series in proportion to each series' average daily net assets.

REDEMPTION FEE -- The Fund charges a redemption fee of 1.00% of net asset value of shares redeemed or exchanged within 180 days of purchase. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset future transaction costs. To calculate redemption fees, the Fund uses the first-in, first-out method to determine the holding period. Under this method, the date of redemption is compared with the earliest purchase date of the shares held in the account. The fee is accounted for as paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. The Fund collected $592 in redemption fees during the year ended
March 31, 2006.

NOTE 3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS

INVESTMENT ADVISER -- Austin Investment Management, Inc. (the "Adviser") is the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.50% of the average daily net assets of the Fund.

ADMINISTRATION AND OTHER SERVICES -- Citigroup Fund Services, LLC
("Citigroup"), provides administration, portfolio accounting and transfer agency services to the Fund.

DISTRIBUTION -- Foreside Fund Services, LLC is the Trust's distributor (the "Distributor"). The Distributor receives no compensation from the Fund for its distribution services. The Distributor is not affiliated with the Adviser, Citigroup or its affiliated companies. The certifying officers of the Trust are also principals of the Distributor.

Under a Compliance Services Agreement with the Trust, the Distributor provides a Chief Compliance Officer, Principal Executive Officer, Principal Financial Officer and Anti-Money Laundering Officer to the Trust as well as certain additional compliance support functions.

TRUSTEES AND OFFICERS -- Certain officers of the Trust are directors, officers or employees of Citigroup or the Distributor.

NOTE 4. WAIVER OF FEES

Citigroup has voluntarily waived a portion of its fees. The Distributor has voluntarily agreed to waive a portion of its Compliance Services fees through June 30, 2006. These voluntary waivers may be reduced or eliminated at any time. For the year ended March 31, 2006, fees waived were as follows:

 Administrator Transfer Agent Accountant Compliance Services Total Fees Waived
 ------------- -------------- ---------- ------------------- -----------------
    $3,856         $1,352        $101          $1,288             $6,597

Citigroup was contractually obligated to pay a portion of the fees due to the Distributor under the Compliance Services Agreement through March 31, 2006.

AUSTIN GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006


NOTE 5. SECURITY TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities (including maturities), other than short-term investments, were $21,602,676 and $17,619,509, respectively, for the year ended March 31, 2006.

For the fiscal year ended March 31, 2005, as a result of trading inconsistent with the Fund's nonfundamental investment policies, the Fund incurred a net gain of $21,247. The Adviser reimbursed the Fund for the losses incurred.

Gains on the disposal of investments                                           $ 41,945
Investment adviser reimbursements for losses on the disposal of investments      20,698
Losses on the disposal of investments                                           (13,228)
                                                                               --------
Total increase from payments by affiliates and net realized gain (loss) on the
  Disposal of investments in violation of restrictions                         $ 49,415
                                                                               ========

NOTE 6. CURRENCY CONTRACTS

At March 31, 2006, the Fund sold the following foreign currency exchange contracts:


                                                               NET UNREALIZED
                                                                APPRECIATION
   CONTRACTS TO    SETTLEMENT                  MARKET VALUE AT (DEPRECIATION)
  PURCHASE/(SELL)     DATE    SETTLEMENT VALUE MARCH 31, 2005      (USD)
  ---------------  ---------- ---------------- --------------- --------------
  (2,000,000) EUR   06/06/06    $(2,358,600)     $(2,433,832)     $(75,232)
  (566,411.78) GBP  06/19/06     (1,000,000)        (984,893)       15,107

EUR European Union Euro
GBP Pounds Sterling

NOTE 7. FEDERAL INCOME TAX INFORMATION AND INVESTMENT TRANSACTIONS

As of March 31, 2006, distributable earnings on a tax basis were as follows:

              Undistributed Ordinary Income          $   924,307
              Undistributed Long-Term Gain             1,684,150
              Capital and Other Losses                   (16,174)
              Unrealized Appreciation (Depreciation)   9,162,338
                                                     -----------
              Total                                  $11,754,621
                                                     ===========

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to the tax treatment of passive foreign investment holdings ("PFIC") and wash sales.

For tax purposes, the current year post-October currency loss was $16,174. This loss will be recognized for tax purposes on the first day of the following tax year.

The tax character of distributions paid during 2006 and 2005 were as follows:

                                             2006      2005
                                          ---------- --------
                   Ordinary Income        $  845,319 $237,712
                   Long-term Capital Gain  1,563,820       --

AUSTIN GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006


On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended March 31, 2006. The following reclassification was primarily due to a currency gain/loss reclass and PFIC adjustment of gains on sales, and has no impact on the net assets of the Fund.

                  Accumulated Net Investment Income $ 97,241
                  Undistributed Net Realized Gain    (97,241)

NOTE 8. OTHER INFORMATION

On March 31, 2006, one shareholder held 87% of the outstanding shares of the Fund. This shareholder is comprised of an omnibus account, which is held on behalf of several individual shareholders.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Forum Funds and the Shareholders of Austin Global Equity
Fund:

We have audited the accompanying statement of assets and liabilities of Austin Global Equity Fund (the "Fund"), one of the series constituting the Forum Funds, including the schedule of investments, as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor have we been engaged to perform an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Austin Global Equity Fund as of March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
May 30, 2006

AUSTIN GLOBAL EQUITY FUND
ADDITIONAL INFORMATION (Unaudited)
MARCH 31, 2006

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (800) 754-8759 and on the SEC's website at www.sec.gov. The Fund's proxy voting record for the twelve-month period ended June 30, is available, without charge and upon request, by calling (800) 754-8759 and on the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available, without charge and upon request, on the SEC's website at www.sec.gov, or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SHAREHOLDER EXPENSES EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005, through March 31, 2006.

ACTUAL EXPENSES - The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                Beginning        Ending      Expenses
                              Account Value  Account Value  Paid During
                             October 1, 2005 March 31, 2006   Period*
                             --------------- -------------- -----------
         Actual Return          $1,000.00      $1,114.65      $12.60
         Hypothetical Return    $1,000.00      $1,013.01      $11.99

* Expenses are equal to the Fund's annualized expense ratio of 2.39%, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year/365 to reflect the half-year period.

AUSTIN GLOBAL EQUITY FUND
ADDITIONAL INFORMATION (Unaudited)
MARCH 31, 2006


FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE TAX YEAR

For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. All net investment income dividends were ordinary income. The percentage of ordinary income distributions designated as qualifying for the corporate dividends received deduction ("DRD"), the individual qualified dividend rate ("QDI") and the qualifying interest income exempt from U.S. tax for foreign shareholders ("QII") is presented below.

                               DRD    QDI    QII
                              ------ ------ -----
                              20.61% 64.65% 1.62%

The Fund intends to elect to pass through to its shareholders the credit for taxes paid in foreign countries during its fiscal year ended March 31, 2006. In accordance with the current tax laws, the foreign income and foreign tax per share (for a share outstanding March 31, 2006) is as follows:

        Country  Dividend Foreign Tax    Country     Dividend Foreign Tax
       --------- -------- ----------- -------------- -------- -----------
       Argentina $0.0019    $0.0000   Netherlands     0.0393     0.0065
       Canada     0.0423     0.0065   New Zealand     0.0002     0.0042
       China      0.0001     0.0000   Norway          0.0280     0.0000
       France     0.0081     0.0020   Singapore       0.1749     0.0016
       Germany    0.0052     0.0015   Spain           0.0042     0.0007
       Greece     0.0013     0.0000   Sweden          0.0135     0.0028
       Hong Kong  0.0287     0.0000   Switzerland     0.0324     0.0027
       Italy      0.0045     0.0007   United Kingdom  0.0432     0.0000
       Japan      0.0193     0.0017   United States   0.0565     0.0000
       Korea      0.0108     0.0018   Unknown         0.0059     0.0003
                                                     -------    -------
       Mexico     0.0005     0.0000   Total          $0.5208    $0.0330
                                                     =======    =======

TRUSTEES AND OFFICERS OF THE TRUST

The Board is responsible for managing the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following table gives information about each Board member and certain officers of the Trust. The fund complex includes the Trust and one other investment company (collectively, "Fund Complex"), which hold themselves out to investors as related companies for purposes of investment and investor services.
Mr. Keffer is considered an Interested Trustee due to his affiliation with a Trust adviser and the Distributor within the past two years. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The addresses for all Trustees and officers is Two Portland Square, Portland, Maine 04101, unless otherwise indicated. Each Trustee oversees thirty-one portfolios in the Fund Complex. Each Independent Trustee is also an Independent Trustee of Monarch Funds, a registered investment

AUSTIN GLOBAL EQUITY FUND
ADDITIONAL INFORMATION (Unaudited)
MARCH 31, 2006

company within the Fund Complex. John Y. Keffer is an Interested Trustee/Director of Monarch Funds and Wintergreen Fund, Inc., another registered open-end investment company. The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (800) 754-8759.

                           POSITION        LENGTH
                           WITH THE        OF TIME                   PRINCIPAL OCCUPATION(S)
  NAME AND BIRTH DATE       TRUST          SERVED                      DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
J. Michael Parish       Chairman of the Trustee since  Retired; Partner, Wolf, Block, Schorr and Solis-
Born: November 9, 1943  Board;          1989 (Chairman Cohen, LLP (law firm) 2002-2003; Partner,
                        Trustee;        since 2004)    Thelen Reid & Priest LLP (law firm) 1995-2002.
                        Chairman,
                        Compliance
                        Committee,
                        Nominating
                        Committee and
                        Qualified Legal
                        Compliance
                        Committee
----------------------------------------------------------------------------------------------------------
Costas Azariadis        Trustee;        Trustee since  Professor of Economics, University of California-
Born: February 15, 1943 Chairman,       1989           Los Angeles.
                        Valuation
                        Committee
----------------------------------------------------------------------------------------------------------
James C. Cheng          Trustee;        Trustee since  President, Technology Marketing Associates
Born: July 26, 1942     Chairman, Audit 1989           (marketing company for small-and medium-sized
                        Committee                      businesses in New England).
----------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
John Y. Keffer          Trustee;        Trustee since  President, Forum Trust, LLC (a non-depository
Born: July 15, 1942     Chairman,       1989           trust company) since 1997; President, Citigroup
                        Contracts                      Fund Services, LLC ("Citigroup") 2003-2005;
                        Committee                      President, Forum Financial Group, LLC
                                                       ("Forum") (a fund services company acquired by
                                                       Citibank, N.A. in 2003).
----------------------------------------------------------------------------------------------------------
OFFICERS
Simon D. Collier        President;      Since 2005     Managing Director and Principal Executive
Born: October 22, 1961  Principal                      Officer, Foreside Fund Services, LLC, the Trust's
                        Executive                      Distributor since 2005; Chief Operating Officer
                        Officer                        and Managing Director, Global Fund Services,
                                                       Citibank, N.A. 2003-2005; Managing Director,
                                                       Global Securities Services for Investors, Citibank,
                                                       N.A. 1999-2003.
----------------------------------------------------------------------------------------------------------

AUSTIN GLOBAL EQUITY FUND
ADDITIONAL INFORMATION (Unaudited)
MARCH 31, 2006

                             POSITION       LENGTH
                             WITH THE       OF TIME               PRINCIPAL OCCUPATION(S)
  NAME AND BIRTH DATE         TRUST         SERVED                  DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------
Carl A. Bright           Principal         Since 2005 President, Foreside Fund Services, LLC, the
Born: December 20, 1957  Financial Officer            Trust's Distributor since 2004; Consultant,
                                                      Foreside Solutions, LLC 2000-2003 (a mutual
                                                      fund development company).
------------------------------------------------------------------------------------------------------
Beth P. Hanson           Vice President/   Since 2003 Relationship Manager, Citigroup since 2003;
Born: July 15, 1966      Assistant                    Relationship Manager, Forum 1999-2003.
                         Secretary
------------------------------------------------------------------------------------------------------
Sara M. Morris           Vice President    Since 2004 Director and Relationship Manager, Citigroup
Born: September 18, 1963                              since 2004; Chief Financial Officer, The VIA
                                                      Group, LLC (a strategic marketing company)
                                                      2000-2003.
------------------------------------------------------------------------------------------------------
Trudance L. Bakke        Treasurer         Since 2005 Product Manager, Citigroup since 2003; Senior
Born: August 11, 1971                                 Manager of Corporate Finance, Forum 1999-2003.
------------------------------------------------------------------------------------------------------
David M. Whitaker        Secretary         Since 2004 Product Manager, Citigroup since 2004; Assistant
Born: September 6, 1971                               Counsel, PFPC, Inc. (a fund services company)
                                                      2000-2004.
------------------------------------------------------------------------------------------------------

                             FOR MORE INFORMATION

                              INVESTMENT ADVISER
                      Austin Investment Management, Inc.
                        70 East 55th Street, 8th Floor
                           New York, New York 10022
                             www.austininvest.com

                                TRANSFER AGENT
                         Citigroup Fund Services, LLC
                              Two Portland Square
                             Portland, Maine 04101

                                  DISTRIBUTOR
                          Foreside Fund Services, LLC
                        Two Portland Square, 1st Floor
                             Portland, Maine 04101
                               www.foresides.com

                           AUSTIN GLOBAL EQUITY FUND
                                 P.O. Box 446
                              Two Portland Square
                             Portland, Maine 04112
                                (800) 754-8759
                             www.austininvest.com
This report is submitted for the general information of the shareholders of the
  Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management, and other information.

[MERK HARD CURRENCY FUND LOGO]
INVESTOR SHARES
[LOGO]
--------------------------------------------------------------------------------
                   Annual Report March 31, 2006

--------------------------------------------------------------------------------
 Table of Contents

                    A Message to Our Shareholders                           2
                    Performance Chart and Analysis                          4
                    Schedule of Investments                                 5
                    Statement of Assets and Liabilities                     7
                    Statement of Operations                                 8
                    Statement of Changes in Net Assets                      9
                    Financial Highlights                                    10
                    Notes to Financial Statements                           11
                    Report of Independent Registered Public Accounting Firm 14
                    Additional Information                                  15

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               A Message to our Shareholders
               March 31, 2006

Dear Shareholder,

We are pleased to bring you the Merk Hard Currency Fund's annual report for the period since inception on May 10, 2005, through March 31, 2006.

The Fund's objective is to seek to protect against the depreciation of the US dollar relative to other currencies.

Merk Hard Currency Fund Investor Class shares posted a cumulative return since inception of -0.40% for the period ended March 31, 2006. In comparison, the JP Morgan Global 3-Month Total Return Index declined 3.48% during the same period*. The results are not directly comparable, as the Fund does not try to match the composition of the reference basket. A notable difference in the composition of the reference basket and the Fund is the exposure to the price of gold in the Fund; this difference is reflected in the positive relative performance of the Fund. The Fund's performance is foremost influenced by changes in exchange rates of currencies the Fund has exposure to. The Fund had its largest exposure with 47.4% of Net Assets on March 31, 2006, to the euro, which fell 5.74% from 1.2877 to 1.2138 versus the dollar during the reference period.** The Fund had a 12.9% exposure to the Australian dollar, which fell 7.65% versus the dollar from
0.7755 to 0.7162 during the reference period. It had a 10.5% exposure to the Canadian dollar, which rose by 6.07% from 0.8083 to 0.8574 versus the dollar. The Fund had its fourth largest exposure with 9.8% to the price of gold, which rose 36.32% from $427.59 per troy ounce to $582.91 per troy ounce during the reference period. We adapt the currency allocations as our analysis of monetary policies and economic environments evolve. To give you an indication of the evolution of the Fund's currency exposure, the Fund's top exposure on May 31, 2005 (the first time currency exposure was published on www.merkfund.com) was to the euro with 48.6%; to gold with 19.8%; to the Australian dollar with 15.2%; and to the British pound with 10.2%.

The Fund seeks exposure to gold, as it is the only currency with intrinsic value, and as such the ultimate hard currency. Tax rules limit the amount of gross income a mutual fund may derive from commodities such as gold, so that during periods of prolonged out-performance of gold versus other Fund securities, the Fund may adjust its gold holdings to comply with applicable rules.

The Fund continues to exclude the Japanese yen. In recent statements, the Bank of Japan (BOJ) has stated that it is shifting away from its very loose monetary policy. If we become convinced that the BOJ will provide substance to its words and indeed tighten monetary policy, we may consider adding exposure to the yen. The Fund also has no exposure to a number of other Asian currencies. We are concerned on how the central banks of these countries may react should there be upward pressure on their currencies just as the US economy may be slowing. The US is a vital export market for many Asian economies, and central banks may try to mitigate the impact of a slowdown in US economic activity by pursuing what we may deem unsound monetary policy.

Under normal market conditions, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in hard currency denominated investments. In this context, we do not rule out adding select Asian currency exposure for diversification purposes even if the currencies do not fully meet our standards for sound monetary policy.

Global imbalances that have caused the US dollar to decline in recent years have further increased. As the current account deficit reached $805 billion in 2005, it needs to be financed by over $2 billion US dollar denominated inflows by investors from abroad each day, just to keep the dollar from falling. Interest rates have been rising, real estate prices may be at or beyond their peak, and the consumer is burdened by debt and increasing energy costs. With the US economy at risk of slowing, foreign investments may also slow. We see the dollar at continued risk in such an environment.

We invite you to read more about our Merk Insights at www.merkfund.com.

Sincerely,

/s/ Axel G. Merk

Axel G. Merk

------------------------

* Source: J.P. Morgan 3-Month Global Cash Index tracks total returns of 3-month constant maturity euro-currency deposits. The euro-currency deposits are the only short-term securities consistent across all markets in terms of liquidity, maturity and credit quality. The index is unmanaged and includes reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

JPMorgan does not sponsor, endorse or promote the Merk Hard Currency Fund in connection with any reference to the J.P. Morgan 3-Month Global Cash Index. JPMorgan makes no representation or warranty, express or implied regarding the advisability of investing in securities generally or in any product particularly or the ability of the JPMorgan Index to track general bond market performance.

** Source for exchange rates listed in this letter: www.xe.com/ict.

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               A Message to our Shareholders
               March 31, 2006

The views in this Report were those of the Fund Manager as of March 31, 2006 and may not reflect the views of the Manager on the date this Report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

THE FUND'S PERFORMANCE REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. FOR MORE RECENT PERFORMANCE PLEASE VISIT THE FUND'S WEBSITE AT WWW.MERKFUND.COM.


Since the Fund primarily invests in foreign currencies, changes in currency exchange rates will affect the value of what the Fund owns and the price of the Fund's shares. Investing in foreign instruments bears a greater risk than investing in domestic instruments for reasons such as volatility of currency exchange rates and, in some cases, limited geographic focus, political and economic instability, and relatively illiquid markets. The Fund is subject to interest rate risk which is the risk that debt securities in the Fund's portfolio will decline in value because of increases in market interest rates. As a non-diversified fund, the Fund will be subject to more investment risk and potential for volatility than a diversified fund because its portfolio may, at times, focus on a limited number of issuers. The Fund may also invest in derivative securities which can be volatile and involve various types and degrees of risk.

--------------------------------------------------------------------------------
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               Performance Chart & Analysis

               March 31, 2006


The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Merk Hard Currency Fund (the Fund) compared with the performance of the J.P. Morgan Global 3-Month Cash Index, since inception. The J.P. Morgan 3-Month Global Cash Index tracks total returns of 3-month constant maturity euro-currency deposits. The euro-currency deposits are, the only short-term securities consistent across all markets in terms of liquidity, maturity and credit quality. The index is unmanaged and includes reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. For the most recent month-end performance, please call (866) 637-5386.

               Merk Hard Currency Fund vs. JP Morgan Global 3-Month Cash Index

                           Investor Shares (5/10/2005 - 3/31/2006)


Growth of $10,000 since 5/10/2005
                                    [CHART]

    Date     Merk Hard Currency Fund    JP Morgan Global 3-Month
                 Investor Shares            Cash Index (USD)


  5/10/2005             10,000                    10,000
  5/31/2005             9,640                      9,696
  6/30/2005             9,620                      9,563
  7/31/2005             9,610                      9,576
  8/31/2005             9,720                      9,713
  9/30/2005             9,780                      9,618
 10/31/2005             9,700                      9,534
 11/30/2005             9,690                      9,424
 12/31/2005             9,760                      9,455
  1/31/2005             10,110                     9,729
  2/28/2006             9,930                      9,611
  3/31/2006             9,960                      9,652


Investment Value on 03/31/06:
Merk Hard Currency Fund                                         $9,960
J.P. Morgan 3-Month Global Cash Index                           $9,652


Average Annual Total Return as of 03/31/06:                 Since Inception
                                                                5/10/05

Merk Hard Currency Fund                                         (0.40%)
J.P. Morgan 3-Month Global Cash Index                           (3.48%)

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               Schedule of Investments
               March 31, 2006

                   SECURITY

PRINCIPAL         DESCRIPTION             CURRENCY RATE   MATURITY  VALUE IN USD

--------- ------------------------------  -------- -----  --------  ------------

Foreign Bonds - 78.8%

Banks - 20.4%
1,400,000 Bayerische Landesbank
           Series EMTN                        SEK  4.75%  11/01/06  $  182,056
  470,000 DekaBank Deutsche Girozentrale
          Series EMTN                         AUD  4.75%  04/28/06     335,958
  150,000 Deutsche Postbank AG                CHF  4.50%  09/25/06     116,620
  250,000 DSL Bank AG Series EMTN             EUR  3.88%  04/20/06     302,992
  110,000 Landesbank Baden-Wurttemberg
          Series EMTN                         NZD  6.00%  04/18/06      67,608
  290,000 Landwirtschaftliche Rentenbank
          Series 461                          EUR  4.50%  06/20/06     352,349
  210,000 Landwirtschaftliche Rentenbank
          Series EMTN                         AUD  4.31%  04/24/06     150,108
2,500,000 LRP Landesbank Rheinland-Pfalz
          Series EMTN                         SEK  5.50%  07/20/06     323,517
  110,000 LRP Landesbank Rheinland-Pfalz
          Series EMTN                         AUD  5.88%  07/24/06      78,688
  250,000 Rabo Australia, Ltd.
          Series EMTN                         AUD  5.50%  04/03/06     178,827
  100,000 Rabobank Nederland Series EMTN      CAD  5.25%  12/28/06      86,185
                                                                   -----------
                                                                     2,174,908
                                                                   -----------

Financial - 6.3%
  510,000 GE Capital Australia Fndng Pty,
          Ltd. Series EMTN                    AUD  4.63%  08/30/06     363,059
  250,000 General Electric Cap Corp. EMTN     EUR  3.75%  07/25/06     303,509
                                                                   -----------
                                                                       666,568
                                                                   -----------

Government - 18.6%
  300,000 Belgium Kingdom Series 37           EUR  4.75%  09/28/06     366,579
  100,000 Bundesrepublic Deutschland
          Series 96                           EUR  6.25%  04/26/06     121,386
  200,000 Bundesschatzanweisunge              EUR  2.50%  09/22/06     241,866
  520,000 Canadian Government                 CAD  3.00%  06/01/06     444,730
  200,000 Kingdom of Sweden Series 044E       EUR  3.50%  04/20/06     242,367
  730,000 Switzerland Government              CHF  4.50%  04/08/06     559,785
                                                                   -----------
                                                                     1,976,713
                                                                   -----------

Industrial - 6.1%
  200,000 IBM Corp. Series EMTN               GBP  6.13%  06/28/06     348,016
  250,000 Siemens
          Financieringsmaatschappij NV        EUR  5.00%  07/04/06     304,342
                                                                   -----------
                                                                       652,358
                                                                   -----------

Insurance - 3.3%
  290,000 MassMutual Global Funding, LLC
          Series EMTN                         EUR  5.13%  06/28/06     352,946
                                                                   -----------

Sovereign - 17.3%
  160,000 Caisse D'Amort Dette Societe
          Series EMTN                         NZD  5.75%  08/17/06      97,783
  170,000 Canadian Housing Trust              CAD  5.53%  06/15/06     146,051
  360,000 ERAP Series EMTN                    EUR  2.88%  07/12/06     436,117
  260,000 Export Development Canada           CAD  5.00%  05/04/06     222,880
  240,000 KFW - Kredit Wiederaufbau
          Series EMTN                         EUR  2.75%  06/23/06     290,458
  260,000 KFW - Kredit Wiederaufbau           EUR  4.50%  08/03/06     316,287
  300,000 Kommuninvest Series EMTN            AUD  5.04%  07/27/06     214,207
  140,000 Province of Manitoba Canada
          Series EMTN                         CAD  5.25%  06/07/06     120,070
                                                                   -----------
                                                                     1,843,853
                                                                   -----------

Supranational - 6.8%
  350,633 European Investment Bank            EUR  6.75%  04/03/06     424,778
  250,000 European Investment Bank
          Series EARN                         EUR  4.88%  04/15/06     303,005
                                                                   -----------
                                                                       727,783
                                                                   -----------
Total Foreign Bonds (Cost $8,428,148)                                8,395,129
                                                                   -----------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

                                     5

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               Schedule of Investments
               March 31, 2006

                   SECURITY

SHARES            DESCRIPTION                                           VALUE
--------- -------------------------------------------------------  -------------

Exchange Traded Fund - 9.8%
18,000    streetTRACKS Gold Trust (Cost $826,327)                  $  1,045,800
                                                                   ------------
Principal
Money Market Deposit Account - 0.7%
$70,137   Citibank Money Market
          Deposit Account, 4.39% (Cost $70,137)                          70,137
                                                                   ------------

Total Investments - 89.3% Cost ($9,324,612)*                       $  9,511,066
                                                                   ------------

Foreign Currencies - 9.0%:
Australian Dollar - 0.1%                                                  7,783
British Sterling Pound - 1.2%                                           129,851
Canadian Dollar - 0.8%                                                   84,423
Euro - 6.4%                                                             675,947
New Zealand Dollar - 0.1%                                                 9,603
Swedish Krona - 0.4%                                                     40,500
Swiss Franc - 0.0%                                                        3,810
                                                                   ------------
Total Foreign Currencies (Cost $952,061)                                951,917

Other Assets and Liabilities, Net - 1.7%                                180,479
                                                                   ------------
NET ASSETS - 100.0%                                                $ 10,643,462
                                                                   ============

PORTFOLIO HOLDINGS
% of Total Investments and Foreign Currencies
Foreign Bonds                                                             82.0%
Exchange Traded Fund                                                      10.2%
Foreign Currencies                                                         7.1%
Short-Term Investment                                                      0.7%


AUD  Australian Dollar
CAD  Canadian Dollars
CHF  Swiss Franc
EUR  European Dollar
GBP  Pounds Sterling
NZD  New Zealand Dollar
SEK  Swedish Krona
USD  US Dollar
EARN Euro Area Reference Note
EMTN European Medium Term Note

* Cost for Federal income tax purposes is $9,324,226 and net unrealized appreciation (depreciation) consists of:
Gross Unrealized Appreciation                                      $    264,544
Gross Unrealized Depreciation                                          (77,704)
                                                                   ------------
Net Unrealized Appreciation (Depreciation)                         $    186,840

--------------------------------------------------------------------------------
See Notes to Financial Statements.

                                     6

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                                                                    CURRENCY
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               Statement of Assets And Liabilities
               March 31, 2006

ASSETS
    Total investments, at value (Cost $9,324,612)                  $  9,511,066
    Foreign currency (Cost $952,061)                                    951,917
    Cash                                                                180,000
    Unrealized gain on currency contracts                                    13
    Receivables:
        Fund shares sold                                                146,985
        Interest                                                        273,588
                                                                   ------------
Total Assets                                                         11,063,569
                                                                   ------------

LIABILITIES
    Unrealized loss on currency contracts                                   399
    Payables:
        Investment securities purchased                                 222,737
        Due to custodian                                                180,000
    Accrued liabilities:
        Investment adviser fees                                          14,595
        Distribution fees                                                 1,967
        Trustees' fees and expenses                                          16
        Other expenses                                                      393
                                                                   ------------
Total Liabilities                                                       420,107
                                                                   ------------

NET ASSETS                                                         $ 10,643,462
                                                                   ============

COMPONENTS OF NET ASSETS
    Paid-in capital                                                 $10,446,936
    Accumulated undistributed (distributions in excess of)
    net investment income                                                   386
    Net realized gain (loss)                                             10,674
    Unrealized appreciation (depreciation)                              185,466
                                                                   ------------

NET ASSETS                                                          $10,643,462
                                                                   ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
    Based on net assets of $10,643,462 and shares outstanding
    of 1,070,066 (unlimited shares authorized)                            $9.95
                                                                   ============

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See Notes to Financial Statements.

                                     7

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               Statement of Operations
               From May 10, 2005 (commencement of operations) through March 31, 2006

INVESTMENT INCOME
    Interest income (net foreign withholding taxes of $3,334)          $ 97,509
                                                                   ------------
EXPENSES
    Investment adviser fees                                              41,764
    Transfer agency fees                                                  2,088
    Distribution fees                                                    10,441
    Trustees' fees and expenses                                             263
                                                                   ------------
Total Expenses                                                           54,556
    Fees waived or reimbursed                                             (264)
                                                                   ------------
Net Expenses                                                             54,292
                                                                   ------------
NET INVESTMENT INCOME (LOSS)                                             43,217
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
    Net realized gain (loss) on:
        Investments                                                    (50,818)
        Futures                                                          26,956
        Foreign currency transactions                                  (83,512)
                                                                   ------------
    Net Realized Gain (Loss)                                          (107,374)
                                                                   ------------

    Net change in unrealized appreciation (depreciation) on:
        Investments                                                     186,454
        Foreign currency translations                                     (988)
                                                                   ------------
    Net Change in Unrealized Appreciation (Depreciation)                185,466
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                  78,092
                                                                   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                      $121,309
                                                                   ============

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See Notes to Financial Statements.

                                     8

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               Statement of Changes In Net Assets

                                                                MAY 10, 2005 (a)

                                                                    THROUGH

                                                                 MARCH 31, 2006

                                                                   ------------

OPERATIONS
    Net investment income (loss)                                        $43,217
    Net realized gain (loss)                                          (107,374)
    Net change in unrealized appreciation (depreciation)                185,466
                                                                   ------------
Increase (Decrease) in Net Assets from Operations                       121,309
                                                                   ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net realized gain on investments sold                               (5,500)
                                                                   ------------
CAPITAL SHARE TRANSACTIONS
    Sale of shares                                                   12,173,063
    Reinvestment of distributions                                         5,330
    Redemption of shares                                            (1,650,740)
                                                                   ------------
Increase (Decrease) from Capital Share Transactions                  10,527,653
                                                                   ------------
Increase (Decrease) in Net Assets                                    10,643,462

NET ASSETS
    Beginning of period                                                       -
                                                                   ------------
        End of period (includes accumulated undsitributed
        (distributions in excess of)
        net investment income of $386)                              $10,643,462
                                                                   ============

SHARE TRANSACTIONS
    Sale of shares                                                    1,236,590
    Reinvestment of distributions                                           539
    Redemption of shares                                              (167,063)
                                                                   ------------
Increase (Decrease) in Shares                                         1,070,066
                                                                   ============

-------------------------------------------
(a) Commencement of operations.

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See Notes to Financial Statements.

                                     9

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               Financial Highlights

                                                                MAY 10, 2005 (a)

                                                                    THROUGH

                                                                 MARCH 31, 2006

                                                                   ------------
NET ASSET VALUE, Beginning of Period                                     $10.00
                                                                   ------------
INVESTMENT OPERATIONS
    Net investment income (loss) (b)                                       0.09
    Net realized and unrealized gain (loss) (c)                          (0.13)
                                                                   ------------
Total from Investment Operations                                         (0.04)
                                                                   ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net realized gain                                                    (0.01)
                                                                   ------------

NET ASSET VALUE, End of Period                                            $9.95
                                                                   ============

TOTAL RETURN (d)                                                        (0.40)%

RATIO/SUPPLEMENTARY DATA
    Net Assets at End of Period (000's omitted)                         $10,643
    Ratios to Average Net Assets (e):
        Net Expenses                                                      1.30%
        Gross Expenses (f)                                                1.31%
        Net investment income (loss)                                      1.04%

PORTFOLIO TURNOVER RATE (e)                                                  0%


(a) Commencement of operations.
(b) Calculated based on average shares outstanding during the period.
(c) Per share amount does not reflect the actual net realized and unrealized gain/loss for the period due to the timing of Fund share sales and the amount of per share realized and unrealized gains and losses at such time.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) Reflects the expense ratio excluding any waivers and/or reimbursements.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

                                     10

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               Notes to Financial Statements
               March 31, 2006

NOTE 1. Organization
This report relates to Merk Hard Currency Fund (the "Fund"). The Fund is a non-diversified series of Forum Funds (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has twenty-seven investment portfolios. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Shares and Investor Shares. Investor Shares commenced operations on May 10, 2005. As of March 31, 2006, Institutional Shares had not commenced operations. The Fund seeks to protect against the depreciation of the U.S. dollar relative to other currencies.

NOTE 2. Summary of Significant Accounting Policies
These financial statements are prepared in accordance with accounting principles, generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The Fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in each country's legal, political and economic environment. The following summarizes the significant accounting policies of the Funds:

Security Valuation - Exchange traded securities and over-the-counter securities are valued at the last sale or official closing price, as provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are available are generally valued at the mean between the current bid and asked prices. Debt securities may be valued at prices supplied by a Fund's pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Money market instruments that mature in sixty days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available; or (2) the Adviser believes that the values available are unreliable. Fair valuation is based on subjective factors and as a result, the fair value price of an investment may differ from the investment's market price and may not be the price at which the investment may be sold. Fair valuation could result in a different net asset value ("NAV") than a NAV determined by using market quotes.

Securities Transactions, Interest Income and Realized Gain and Loss - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded as earned. All premium and discount is amortized and accreted according to Federal income tax regulations. Identified cost of investments sold is used to determine gain and loss for both financial statement and Federal income tax purposes.

Foreign Currency Translation - Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the reporting period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the investment adviser is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. There is also the risk that the other party to the transaction may fail to deliver currency when due which may result in a loss to the Fund. Realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Fund entering into offsetting commitments.
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               Notes to Financial Statements
               March 31, 2006

Futures Contracts - The Fund may purchase future contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum initial margin requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

Distributions to Shareholders - Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by the Funds.

Federal Taxes - The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to Federal excise tax. Therefore, no Federal income or excise tax provision is required.

Expense Allocation - The Trust accounts separately for the assets, liabilities and operations of each of its series. Expenses that are directly attributable to more than one series are allocated among the respective series in proportion to each series' average daily net assets.

NOTE 3. Advisory Fees, Servicing Fees and Other Transactions
Investment Adviser - Merk Investments, LLC is the investment adviser (the "Adviser") to the Fund. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee at an annual rate of 1.00% of the Fund's average daily net assets. Under the terms of the Investment Advisory Agreement, the Adviser provides investment advisory services to the Fund and is obligated to pay all expenses of the Fund - except brokerage costs, commissions, borrowing costs, taxes, certain compensation and expenses of the Trustees, the transfer agent's basis points fee, any expenses it is authorized to pay under Rule 12b-1, and extraordinary and non-recurring expenses.

Administration and Other Services - Citigroup Fund Services, LLC ("Citigroup"), provides administration, portfolio accounting and transfer agency services to the Funds.

Distribution - Foreside Fund Services, LLC is the Fund's distributor (the "Distributor"). The Trust has adopted a Rule 12b-1 Plan under which the Fund pays the Distributor a fee of up to 0.25% of the average daily net assets of Investor Shares for distribution services and the servicing of shareholder accounts. The Distributor may pay some or all of these fees to various financial institutions, including the Adviser, that provide distribution or shareholder services for Investor Shares. The Distributor is not affiliated with the Adviser, Citigroup or its affiliated companies. The certifying officers of the Trust are also principals of the Distributor.

Under a Compliance Services Agreement with the Trust, the Distributor provides a Chief Compliance Officer, Principal Executive Officer, Principal Financial Officer and Anti-Money Laundering Officer to the Trust as well as certain additional compliance support functions.

Trustees and Officers - Certain officers of the Trust are directors, officers or employees of Citigroup or the Distributor.

NOTE 4. Waiver of Fees
The Adviser has contractually agreed to waive a portion of its fee and reimburse certain expenses so that net expenses do not exceed 1.30% of average daily net assets through July 31, 2006. For the year ended March 31, 2006, the Adviser reimbursed expenses of $264.

NOTE 5. Security Transactions
The cost of purchases of investment securities, other than short-term investments, was $826,327 for the year ended March 31, 2006. The Fund did not sell any investment securities during the period.
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               Notes to Financial Statements
               March 31, 2006

NOTE 6. Currency Contracts

                                                          Net Unrealized
Contracts      Settlement  Settlement  Market Value at      Appreciation
to Purchase        Date      Value     March 31, 2006     (Depreciation)
                             (USD)          (USD)               (USD)
CHF  38,922     04/03/06     $30,000       $29,850                $(150)
CHF  52,168     04/04/06      40,000        40,012                    12
EUR  65,817     04/03/06      80,000        79,751                 (249)
SEK 233,619     04/04/06      30,000        30,001                     1

CHF Swiss Franc
EUR European Dollar
SEK Swedish Krona


NOTE 7. Federal Income Tax and Investment Transactions
As of March 31, 2006, distributable earnings on a tax basis were as follows:

    Undistributed Long-Term Gain              $ 10,674
    Unrealized Appreciation
    (Depreciation)   185,852
                                          ------------
       Total                                 $ 196,526
                                          ============

The difference between components of Distributable Earnings on a tax basis and the amounts reflected in the statements of assets and liabilities are primarily due to forward currency contracts.

The tax character of distributions paid during 2006 and 2005 were as follows:
                                                  2006
                                          ------------
    Long-term Capital Gain                     $ 5,500

On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended March 31, 2006. The following reclassification was primarily due to net operating losses and foreign currency transactions, and has no impact on the net assets of the Fund.

    Accumulated Net Investment Income       $ (42,831)
    Undistributed Net Realized Gain            123,548
    Paid-In-Capital                           (80,717)

NOTE 8. Other Information
On March 31, 2006, one shareholder held approximately 35% of the outstanding shares of the Fund. This shareholder is an omnibus account, which is held on behalf of several individual shareholders.
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               Report of Independent Registered Public Accounting Firm

To the Trustees of the Forum Funds and the Shareholders of Merk Hard Currency
Fund:
We have audited the accompanying statement of assets and liabilities of Merk Hard Currency Fund (the Fund), one of the series constituting the Forum Funds, including the schedule of investments, as of March 31, 2006, and the related statement of operations, changes in net assets and financial highlights for the period from May 10, 2005 (commencement of operations) through March 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor have we been engaged to perform an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers: where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Merk Hard Currency Fund as of March 31, 2006, the results of its operations, changes in its net assets and financial highlights for the period from May 10, 2005 (commencement of operations) through March 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
May 30, 2006
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               Additional Information (Unaudited)
               March 31, 2006

Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (866) 637-5386 and on the SEC's website at www.sec.gov. The Fund's proxy voting record for the twelve-month period ended June 30 is available, without charge and upon request, by calling (866) 637-5386 and on the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available, without charge on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example
AS A SHAREHOLDER OF THE FUND, YOU INCUR ONGOING COSTS, INCLUDING MANAGEMENT FEES, DISTRIBUTION (12B-1) FEES AND OTHER FUND EXPENSES. THIS EXAMPLE IS INTENDED TO HELP YOU UNDERSTAND YOUR ONGOING COSTS (IN DOLLARS) OF INVESTING IN THE FUND AND TO COMPARE THESE COSTS WITH THE ONGOING COSTS OF INVESTING IN OTHER MUTUAL FUNDS.


The following example is based on $1,000 invested at the beginning of the period and held for the entire period from the Fund's inception through March 31, 2006.

Actual Expenses - The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid During Period to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                       Ending Account   Ending Account    Expenses Paid
                          Value              Value            During
                       October 1, 2005  March 31, 2006        Period*
---------------------  --------------  ---------------  ---------------
Actual Return           $1,000.00            $1,018.37            $6.54
Hypothetical Return     $1,000.00            $1,018.45            $6.54


* Expenses are equal to the Fund's annualized expense ratio of 1.30% multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year/365 to reflect the half-year period.

Federal Tax Status of Distributions Declared during the Tax Year
The Fund paid long-term capital gain dividends of $5,500 for the tax year ended March 31, 2006.

Trustees and Officers of the Trust
The Board is responsible for overseeing the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders.
The following tables give information about each Board member and certain officers of the Fund. The fund complex includes the Trust and Monarch Funds, another investment company (collectively, the Fund Complex), which hold themselves out to investors as related companies for purposes of investment and investor services. The Trustees and Officers listed below also serve in the capacities noted below for Monarch Funds. Mr. Keffer is considered an Interested Trustee due to his affiliation with a Trust adviser and the Trust's distributor within the last two years. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Two Portland Square, Portland, ME 04101, unless otherwise indicated. Each Trustee oversees
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               Additional Information
               MARCH 31, 2006

thirty- one portfolios in the Fund Complex. Each Independent Trustee is also an Independent of Trustee of Monarch Funds, a registered investment company within the Fund Complex. Mr. Keffer is an Interested Trustee/Director of Monarch Funds and Wintergreen Fund, Inc., another registered investment company. The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (888) 314-9049.


Name                Position with           Length of   Principal Occupation(s)
and Birth Date      the Trust               Time        During Past 5 Years
                                            Served

--------------------------------------------------------------------------------
Independent Trustees


J. Michael Parish   Chairman of the Board;  Trustee      Retired; Partner, Wolf,
Born:  November 9,  Trustee; Chairman,      since 1989   Block, Schorr and
1943                Compliance Committee,   (Chairman    Solis-Cohen, LLP (law
                    Nominating Committee    since 2004)  firm) 2002-2003;
                    and Qualified Legal                  Partner, Thelen Reid &
                    Compliance Committee                 Priest LLP (law firm)
                                                         1995 - 2002.

Costas Azariadis    Trustee; Chairman,      Trustee      Professor of Economics,
Born:  February     Valuation Committee     since 1989   University of
15, 1943                                                 California-Los Angeles.


James C. Cheng      Trustee; Chairman,      Trustee      President, Technology
Born:  July 26,     Audit Committee         since 1989   Marketing Associates
1942                                                     (marketing company for
                                                         small-and medium-sized
                                                         businesses in New
                                                         England).


Interested Trustee
John Y. Keffer      Trustee; Chairman,      Trustee     President, Forum Trust,
Born:  July 15,     Contracts Committee     since 1989  LLC (a non-depository
1942                                                    trust company) since
                                                        1997; President,
                                                        Citigroup Fund Services,
                                                        LLC ("Citigroup") 2003-
                                                        2005; President, Forum
                                                        Financial Group, LLC
                                                        ("Forum") (a fund
                                                        services company
                                                        acquired by Citibank,
                                                        N.A. in 2003).

Officers
Simon D. Collier    President; Principal    Since 2005  Managing Director and
Born:  October 22,  Executive Officer                   Principal Executive
1961                                                    Officer, Foreside Fund
                                                        Services, LLC, the
                                                        Trust's Distributor
                                                        since 2005; Chief
                                                        Operating Officer and
                                                        Managing Director,Global
                                                        Fund Services, Citibank,
                                                        N.A. 2003-2005; Managing
                                                        Director, Global
                                                        Securities Services for
                                                        Investors, Citibank,N.A.
                                                        1999-2003.

Carl A. Bright      Principal Financial     Since 2005  President, Foreside
Born: December 20,  Officer                             Fund Services, LLC, the
1957                                                    Trust's Distributor
                                                        since 2004; Consultant,
                                                        Foreside Solutions, LLC
                                                        2000 - 2003 (a mutual
                                                        fund development
                                                        company).

Beth P. Hanson      Vice President/         Since 2003  Relationship Manager,
Born: July 15,      Assistant Secretary                 Citigroup since 2003;
1966                                                    Relationship Manager,
                                                        Forum 1999 - 2003.


Sara M. Morris      Vice President          Since 2004  Director and
Born: September                                         Relationship Manager,
18, 1963                                                Citigroup since 2004;
                                                        Chief Financial Officer,
                                                        The VIA Group, LLC (a
                                                        strategic marketing
                                                        company) 2000 - 2003.

Trudance L. Bakke   Treasurer               Since 2005  Product Manager,
Born: August 11,                                        Citigroup since 2003;
1971                                                    Senior Manager of
                                                        Corporate Finance,
                                                        Forum 1999-2003.


David M. Whitaker   Secretary               Since 2004  Product Manager,
Born:  September                                        Citigroup since 2004;
6, 1971                                                 Assistant Counsel, PFPC,
                                                        Inc. (a fund services
                                                        company) 2000 - 2004.

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                        [MERK HARD CURRENCY FUND GRAPHIC]



                                INVESTOR SHARES













                                 P.O. BOX 446

                              PORTLAND, ME 04112

                                 866-637-5386









                             FOR MORE INFORMATION



                              INVESTMENT ADVISER

                             Merk Investments, LLC

                            555 Bryant Street #455

                              Palo Alto, CA 94301

                               www.merkfund.com



                                TRANSFER AGENT

                         Citigroup Fund Services, LLC

                                 P.O. Box 446

                              Portland, ME 04112



                                  DISTRIBUTOR

                          Foreside Fund Services, LLC

                       Two Portland Square, 1/st/ Floor

                              Portland, ME 04101

                               www.foresides.com



This report is submitted for the general information of the shareholders of the

  Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management and other information.

[LOGO]

MARCH 31, 2006

PAYSON TOTAL RETURN FUND

PAYSON VALUE FUND

ANNUAL REPORT

                                    [GRAPHIC]

--------------------------------------------------------------------------------

TABLE OF CONTENTS
                                                                 MARCH 31, 2006

--------------------------------------------------------------------------------

          A Message to Our Shareholders                            1

          Performance Chart and Analysis                           3

          Schedules of Investments:

           Payson Total Return Fund                                4
           Payson Value Fund                                       6

          Statements of Assets and Liabilities                     8

          Statements of Operations                                 9

          Statements of Changes in Net Assets                     10

          Financial Highlights                                    11

          Notes to Financial Statements                           13

          Report of Independent Registered Public Accounting Firm 17

          Additional Information                                  18

--------------------------------------------------------------------------------

A MESSAGE TO OUR SHAREHOLDERS

--------------------------------------------------------------------------------

                                                                 March 31, 2006

Dear Payson Fund Shareholder:

   The year ending March 31, 2006 produced generally strong investment results for U. S. equity investors, with the S&P 500 Index delivering a total return of 11.73%. The economy showed a somewhat surprising resiliency in the face of political uncertainty; rising inflation spurred by higher prices for energy and other commodities, and rising interest rates. Corporate profits were generally strong, and U.S. companies continued to strengthen their balance sheets and return cash to investors through significant dividend increases and stock buy backs.

   Four of the ten sectors of the S&P 500 Index outperformed the Index for the period, led by Energy with a total return of 21.6%, and followed by Financials, Telecommunication, and Information Technology, which produced total returns of 17.2%, 16.6%, and 13.5%, respectively. Industrials, Materials, Utilities and Health Care modestly underperformed the Index, with total returns of 11.1%, 9.9%, 9.5%, and 8.4%, respectively. The Consumer Staple sector with a total return of 4.4% and the Consumer Discretionary sector with a total return of 2.2% were the significant laggards over the past year.

   In our letter to you last year, we wrote that we believed valuations, particularly for many stocks of high quality, large-capitalization companies, were the most attractive in several years. In the management of the Payson Fund portfolios, we have focused on the stocks of many of these higher quality, large capitalization issues. Unfortunately, at least in the past year, the markets have not recognized the value that we believe exists in these stocks, and the performance of these stocks has generally trailed the performance of the broader-based market. The S&P 100 Index, comprised of the 100 largest stocks of the S&P 500 Index, and the Dow Jones Industrial Average of 30 large company stocks, produced total returns of 6.9% and 7.7%, respectively, for the year ending March 31, 2006, considerably lower than the return of the broader-based S&P 500 Index.

   Investment grade bonds produced low returns, as interest rates, particularly short-term rates, rose in response to the Federal Reserve's program of steady rate increases. However, continued strong demand for U.S. Treasury debt, driven by large foreign reserves from a growing trade imbalance, limited the increase in bond yields. The ten-year Treasury note began the period with a 4.48% yield, and ended at 4.85%. The Payson Total Return Fund, which began the year with over 9% of its assets in investment grade bonds, sold virtually all of its bond portfolio in May of 2005, and has held less than 1% of its assets in bonds since that time. Although subject to change, the Payson Value Fund continues to be an all equity fund and does not own bond investments.

   The Payson Total Return Fund and Payson Value Fund produced total returns for the year ending March 31, 2006 of 7.51% and 6.40%, respectively. For comparison purposes, the Morningstar Growth & Income Funds Average and Balanced Funds Average, for the same one-year period, were 12.51% and 9.01%, respectively.

   In general, it is our practice to maintain portfolio representation across the major industry groups, in the belief that diversification reduces portfolio volatility. During the period ended March 31, 2006, the Payson

Funds benefited from a modest over weighting in energy stocks, including ConocoPhillips, Anadarko Petroleum, and Marathon Oil. Certain select stocks held in both Funds performed considerably better than the S&P 500 Index, including Johnson Controls, Altria, General Dynamics, United Technologies, First Data Corporation, and Cisco Systems.

   An under weighting in the Financial sector, and no exposure to the Telecommunications sector detracted from the Funds' performance. Certain specific stocks performed considerably worse than the S&P 500 Index, including Kimberly Clark, Boston Scientific, Pitney Bowes, Dell, and Intel. Additionally, both Funds owned for at least part of the year shares of these high quality, large capitalization companies, each of whose stocks underperformed the S&P 500
Index: Coca Cola, Wal-mart, Exxon-Mobil, Chevron, Citigroup, Johnson & Johnson, Pfizer, General Electric, IBM, and the aforementioned Dell and Intel.

   Looking ahead, we continue to believe that the high quality, large capitalization stocks are the most attractive portion of the domestic market. Overall, equities are by no means cheap, especially the smaller and mid-sized company stocks. In the face of these valuations and high energy and commodity prices, large budget and trade deficits, rising inflation, and a potential economic slowdown, we believe investors must realize returns from equities are likely to be modest and a down turn in equity valuations would certainly not be a surprise.

   Our outlook does, however, remain more favorable for equities than bonds at this time. We will continue to focus on high quality issues with good financial strength and strong competitive positions in their respective industries. We also prefer companies with a demonstrated ability to grow their dividends. Although our outlook for stock market returns in general is modest, we believe our ongoing attention to valuations improves our shareholders' chances of success in the long run.

As always, we thank you for your continued confidence in H.M. Payson & Co.

H.M. Payson & Co.
Investment Adviser

THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND'S INVESTMENT ADVISER, H.M. PAYSON & CO. AS OF MARCH 31, 2006 AND MAY NOT REFLECT THEIR VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS IN UNDERSTANDING THEIR INVESTMENT IN THE FUNDS AND DO NOT CONSTITUTE INVESTMENT ADVICE.

THE DOW JONES INDUSTRIAL AVERAGE CONSISTS OF 30 STOCKS THAT ARE CONSIDERED TO BE MAJOR FACTORS IN THEIR INDUSTRIES AND THAT ARE WIDELY HELD BY INDIVIDUALS AND INSTITUTIONAL INVESTORS. THE S&P 500 INDEX IS A BROAD-BASED, UNMANAGED MEASUREMENT OF CHANGES IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE OF 500 WIDELY HELD COMMON STOCKS. THE MORNINGSTAR AVERAGES ARE COMPILED BY MORNINGSTAR, INC., AN INDEPENDENT MUTUAL FUND RESEARCH AND RATING SERVICE. EACH MORNINGSTAR AVERAGE REPRESENTS A UNIVERSE OF FUNDS THAT ARE SIMILAR IN INVESTMENT OBJECTIVE. ONE CANNOT INVEST DIRECTLY IN AN INDEX OR AVERAGE.

--------------------------------------------------------------------------------

PERFORMANCE CHART AND ANALYSIS

--------------------------------------------------------------------------------

The following charts reflect the change in value of a hypothetical $10,000 investment in Payson Total Return Fund and Payson Value Fund, including reinvestment of dividends and distributions, to each Fund's related securities index, over the past 10 fiscal years. The Standard and Poor's 500 Composite Index ("S&P 500") is a market weighted index composed of 500 large capitalization companies and reflects the reinvestment of dividends. Each Fund is professionally managed while the S&P 500 is unmanaged and is not available for investment. The total return of the Funds includes operating expenses that reduce returns, while the total return of the S&P 500 does not include expenses. During the period, certain fees were waived or expenses reimbursed; had such fees not been waived or reimbursed, total return would have been lower. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUNDS' HISTORICAL PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUNDS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. For the most recent month-end performance please call (800) 805-8258.

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
                           PAYSON TOTAL RETURN FUND
                               VS. S&P 500 INDEX

                       AVERAGE ANNUAL TOTAL RETURN
                       ON 3/31/06
                       ---------------------------
                       One Year:                   7.51%
                       Five Year:                  3.17%
                       Ten Year:                   5.79%

                       INVESTMENT VALUE ON 3/31/06
                       ---------------------------
                       Payson Total Return Fund: $17,562
                       S&P 500 Index:            $23,574

                   [CHART]

                 PAYSON TOTAL      S&P 500
                 RETURN FUND        INDEX
                 -----------        -----
 3/31/1996        $10,000         $10,000
 4/30/1996         10,015          10,147
 5/31/1996         10,058          10,409
 6/30/1996         10,000          10,449
 7/31/1996          9,625           9,987
 8/31/1996          9,853          10,198
 9/30/1996         10,199          10,772
10/31/1996         10,436          11,069
11/30/1996         10,976          11,906
12/31/1996         10,975          11,670
 1/31/1997         11,205          12,399
 2/28/1997         11,288          12,496
 3/31/1997         10,942          11,983
 4/30/1997         11,257          12,698
 5/31/1997         11,870          13,471
 6/30/1997         12,152          14,074
 7/31/1997         12,961          15,194
 8/31/1997         12,803          14,343
 9/30/1997         13,286          15,129
10/31/1997         12,875          14,623
11/30/1997         13,144          15,300
12/31/1997         13,279          15,563
 1/31/1998         13,337          15,735
 2/28/1998         14,003          16,870
 3/31/1998         14,364          17,734
 4/30/1998         14,383          17,912
 5/31/1998         13,859          17,605
 6/30/1998         13,530          18,320
 7/31/1998         12,944          18,125
 8/31/1998         11,342          15,504
 9/30/1998         11,871          16,497
10/31/1998         12,815          17,839
11/30/1998         13,317          18,921
12/31/1998         13,748          20,011
 1/31/1999         13,632          20,848
 2/28/1999         12,887          20,200
 3/31/1999         13,186          21,008
 4/30/1999         13,936          21,821
 5/31/1999         13,872          21,306
 6/30/1999         14,141          22,489
 7/31/1999         13,801          21,786
 8/31/1999         13,748          21,679
 9/30/1999         13,066          21,084
10/31/1999         13,279          22,419
11/30/1999         13,194          22,874
12/31/1999         13,340          24,221
 1/31/2000         12,811          23,005
 2/29/2000         12,635          22,569
 3/31/2000         13,783          24,777
 4/30/2000         13,816          24,032
 5/31/2000         14,072          23,538
 6/30/2000         13,973          24,119
 7/31/2000         14,063          23,742
 8/31/2000         14,911          25,216
 9/30/2000         14,903          23,885
10/31/2000         15,229          23,784
11/30/2000         14,690          21,909
12/31/2000         15,029          22,016
 1/31/2001         16,250          22,797
 2/28/2001         15,364          20,719
 3/31/2001         15,023          19,406
 4/30/2001         16,083          20,914
 5/31/2001         16,191          21,054
 6/30/2001         16,039          20,542
 7/31/2001         16,136          20,340
 8/31/2001         15,712          19,066
 9/30/2001         14,283          17,527
10/31/2001         14,854          17,861
11/30/2001         15,705          19,231
12/31/2001         16,119          19,399
 1/31/2002         15,843          19,116
 2/28/2002         15,679          18,748
 3/31/2002         16,392          19,453
 4/30/2002         15,924          18,273
 5/31/2002         15,848          18,139
 6/30/2002         14,619          16,847
 7/31/2002         13,539          15,533
 8/31/2002         13,577          15,635
 9/30/2002         12,426          13,936
10/31/2002         12,746          15,163
11/30/2002         13,271          16,055
12/31/2002         13,048          15,112
 1/31/2003         12,788          14,716
 2/28/2003         12,606          14,495
 3/31/2003         12,484          14,636
 4/30/2003         13,101          15,842
 5/31/2003         13,757          16,676
 6/30/2003         14,018          16,889
 7/31/2003         14,097          17,187
 8/31/2003         14,229          17,522
 9/30/2003         14,273          17,336
10/31/2003         14,631          18,317
11/30/2003         14,790          18,478
12/31/2003         15,322          19,447
 1/31/2004         15,628          19,804
 2/29/2004         15,801          20,079
 3/31/2004         15,720          19,776
 4/30/2004         15,293          19,466
 5/31/2004         15,413          19,733
 6/30/2004         15,610          20,117
 7/31/2004         15,168          19,451
 8/31/2004         15,248          19,529
 9/30/2004         15,344          19,741
10/31/2004         15,545          20,043
11/30/2004         16,083          20,853
12/31/2004         16,748          21,563
 1/31/2005         16,343          21,038
 2/28/2005         16,721          21,480
 3/31/2005         16,334          21,100
 4/30/2005         15,954          20,700
 5/31/2005         16,416          21,358
 6/30/2005         16,699          21,389
 7/31/2005         17,079          22,184
 8/31/2005         16,943          21,982
 9/30/2005         16,892          22,160
10/31/2005         16,565          21,790
11/30/2005         17,056          22,614
12/31/2005         17,052          22,622
 1/31/2006         17,311          23,221
 2/28/2006         17,297          23,284
 3/31/2006         17,562          23,574
                               PAYSON VALUE FUND
                               VS. S&P 500 INDEX

                           AVERAGE ANNUAL TOTAL RETURN
                           ON 3/31/06
                           ---------------------------
                           One Year:             6.40%
                           Five Year:            0.71%
                           Ten Year:             5.89%

                           INVESTMENT VALUE ON 3/31/06
                           ---------------------------
                           Payson Value Fund:  $17,726
                           S&P 500 Index:      $23,574

                      [CHART]

                PAYSON VALUE FUND   S&P 500 INDEX
                -----------------   -------------
 3/31/1996            $10,000         $10,000
 4/30/1996             10,038          10,147
 5/31/1996             10,156          10,409
 6/30/1996             10,138          10,449
 7/31/1996              9,573           9,987
 8/31/1996              9,931          10,198
 9/30/1996             10,376          10,772
10/31/1996             10,628          11,069
11/30/1996             11,225          11,906
12/31/1996             11,147          11,670
 1/31/1997             11,483          12,399
 2/28/1997             11,581          12,496
 3/31/1997             11,301          11,983
 4/30/1997             11,708          12,698
 5/31/1997             12,410          13,471
 6/30/1997             12,887          14,074
 7/31/1997             13,696          15,194
 8/31/1997             13,274          14,343
 9/30/1997             14,181          15,129
10/31/1997             13,779          14,623
11/30/1997             14,315          15,300
12/31/1997             14,672          15,563
 1/31/1998             14,755          15,735
 2/28/1998             15,716          16,870
 3/31/1998             16,418          17,734
 4/30/1998             16,479          17,912
 5/31/1998             15,865          17,605
 6/30/1998             15,716          18,320
 7/31/1998             14,943          18,125
 8/31/1998             12,435          15,504
 9/30/1998             13,280          16,497
10/31/1998             14,259          17,839
11/30/1998             14,776          18,921
12/31/1998             15,521          20,011
 1/31/1999             15,675          20,848
 2/28/1999             15,050          20,200
 3/31/1999             15,667          21,008
 4/30/1999             17,153          21,821
 5/31/1999             16,869          21,306
 6/30/1999             17,533          22,489
 7/31/1999             16,591          21,786
 8/31/1999             16,566          21,679
 9/30/1999             15,966          21,084
10/31/1999             16,665          22,419
11/30/1999             17,007          22,874
12/31/1999             17,102          24,221
 1/31/2000             16,850          23,005
 2/29/2000             16,430          22,569
 3/31/2000             18,362          24,777
 4/30/2000             18,161          24,032
 5/31/2000             18,102          23,538
 6/30/2000             18,014          24,119
 7/31/2000             17,821          23,742
 8/31/2000             18,938          25,216
 9/30/2000             17,927          23,885
10/31/2000             18,523          23,784
11/30/2000             17,599          21,909
12/31/2000             18,370          22,016
 1/31/2001             19,292          22,797
 2/28/2001             17,730          20,719
 3/31/2001             17,109          19,406
 4/30/2001             18,079          20,914
 5/31/2001             18,293          21,054
 6/30/2001             17,439          20,542
 7/31/2001             17,409          20,340
 8/31/2001             16,750          19,066
 9/30/2001             15,032          17,527
10/31/2001             15,420          17,861
11/30/2001             16,643          19,231
12/31/2001             16,980          19,399
 1/31/2002             16,414          19,116
 2/28/2002             16,096          18,748
 3/31/2002             17,169          19,453
 4/30/2002             16,205          18,273
 5/31/2002             15,947          18,139
 6/30/2002             14,412          16,847
 7/31/2002             13,120          15,533
 8/31/2002             13,040          15,635
 9/30/2002             11,428          13,936
10/31/2002             12,563          15,163
11/30/2002             13,360          16,055
12/31/2002             12,499          15,112
 1/31/2003             12,199          14,716
 2/28/2003             11,890          14,495
 3/31/2003             11,740          14,636
 4/30/2003             12,659          15,842
 5/31/2003             13,418          16,676
 6/30/2003             13,680          16,889
 7/31/2003             13,950          17,187
 8/31/2003             14,320          17,522
 9/30/2003             14,155          17,336
10/31/2003             15,147          18,317
11/30/2003             15,317          18,478
12/31/2003             16,010          19,447
 1/31/2004             16,291          19,804
 2/29/2004             16,421          20,079
 3/31/2004             16,182          19,776
 4/30/2004             15,921          19,466
 5/31/2004             16,051          19,733
 6/30/2004             16,311          20,117
 7/31/2004             15,738          19,451
 8/31/2004             15,718          19,529
 9/30/2004             15,883          19,741
10/31/2004             15,933          20,043
11/30/2004             16,477          20,853
12/31/2004             17,055          21,563
 1/31/2005             16,631          21,038
 2/28/2005             17,126          21,480
 3/31/2005             16,660          21,100
 4/30/2005             16,316          20,700
 5/31/2005             16,751          21,358
 6/30/2005             16,788          21,389
 7/31/2005             17,233          22,184
 8/31/2005             16,980          21,982
 9/30/2005             16,888          22,160
10/31/2005             16,706          21,790
11/30/2005             17,303          22,614
12/31/2005             17,256          22,622
 1/31/2006             17,350          23,221
 2/28/2006             17,413          23,284
 3/31/2006             17,726          23,574

--------------------------------------------------------------------------------

PAYSON TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

--------------------------------------------------------------------------------

                                SECURITY
             SHARES            DESCRIPTION                VALUE
             ------ ---------------------------------- ------------
             COMMON STOCK -- 99.6%
             COMMUNICATIONS -- 3.2%
             10,000 Gannett Co., Inc.                  $    599,200
                                                       ------------

             CONSUMER CYCLICAL -- 16.8%
              9,500 Harley-Davidson, Inc.                   492,860
             12,500 Home Depot, Inc.                        528,750
              7,000 Johnson Controls, Inc.                  531,510
             10,000 Polaris Industries, Inc.                545,600
             24,100 TJX Cos., Inc.                          598,162
             13,500 Timberland Co., Class A+                462,105
                                                       ------------
                                                          3,158,987
                                                       ------------

             CONSUMER STAPLES -- 18.5%
              5,250 Altria Group, Inc.                      372,015
             15,000 Avon Products, Inc.                     467,550
             10,200 Coca-Cola Co.                           427,074
              9,000 Johnson & Johnson                       532,980
              7,800 Kimberly-Clark Corp.                    450,840
             37,000 Sara Lee Corp.                          661,560
             12,100 Wal-Mart Stores, Inc.                   571,604
                                                       ------------
                                                          3,483,623
                                                       ------------

             ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT AND
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT -- 2.7%
             26,400 Intel Corp.                             510,840
                                                       ------------

             ENERGY -- 9.9%
             17,700 Chesapeake Energy Corp.                 555,957
             11,000 Chevron Corp.                           637,670
             10,400 ConocoPhillips                          656,760
                                                       ------------
                                                          1,850,387
                                                       ------------

             FINANCIAL -- 8.3%
              8,500 Allstate Corp.                          442,935
              8,650 American International Group, Inc.      571,678
             11,350 Citigroup, Inc.                         536,174
                                                       ------------
                                                          1,550,787
                                                       ------------

                                SECURITY
              SHARES           DESCRIPTION               VALUE
              ------ -------------------------------- ------------
              HEALTH CARE -- 9.5%
              10,600 Abbott Laboratories              $    450,182
              28,550 Boston Scientific Corp.+              658,078
              27,100 Pfizer, Inc.                          675,332
                                                      ------------
                                                         1,783,592
                                                      ------------

              INDUSTRIALS -- 22.3%
               8,400 3M Co.                                635,796
              12,000 Ball Corp.                            525,960
               8,100 General Dynamics Corp.                518,238
               4,700 Illinios Tool Works, Inc.             452,657
              13,400 Ingersoll-Rand Co. Ltd., Class A      559,986
              12,000 Masco Corp.                           389,880
              21,400 Tyco International Ltd.               575,232
               9,240 United Technologies Corp.             535,643
                                                      ------------
                                                         4,193,392
                                                      ------------

              TECHNOLOGY -- 8.4%
              14,700 Dell, Inc.+                           437,472
              20,000 Microsoft Corp.                       544,200
              44,000 Oracle Corp.+                         602,360
                                                      ------------
                                                         1,584,032
                                                      ------------
              Total Common Stock
               (cost $17,051,788)                       18,714,840
                                                      ------------

               PRINCIPAL                     RATE   MATURITY
               --------- -                   ----   --------
               MORTGAGE-BACKED SECURITIES -- 0.0%
               $  5,558  GNMA Pool 394795
                          (cost $5,601)      7.50%  10/15/10    5,760
                                                              -------
               SHORT-TERM INVESTMENTS -- 1.2%

                SHARES
               ---------
               MONEY MARKET FUND -- 0.8%
                151,278  Citifunds Institutional Trust Liquid
                          Reserves,
                          Class A, 4.50%
                          (cost $151,278)                     151,278
                                                              -------

See Notes to Financial Statements.

--------------------------------------------------------------------------------

PAYSON TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

--------------------------------------------------------------------------------

                                   SECURITY
             PRINCIPAL            DESCRIPTION               VALUE
             ---------   ------------------------------  -----------
             MONEY MARKET DEPOSIT ACCOUNT -- 0.4%
              $76,701    Citibank Money Market Deposit
                          Account (cost $76,701), 4.39%  $    76,701
                                                         -----------
             Total Short-Term Investments
              (cost $227,979)                                227,979
                                                         -----------
             Total Investments -- 100.8%
              (cost $17,285,368)*                        $18,948,579
             Other Assets and Liabilities, Net -- (0.8%)    (148,861)
                                                         -----------
             NET ASSETS -- 100.0%                        $18,799,718
                                                         ===========

                PORTFOLIO HOLDINGS
                % OF TOTAL INVESTMENTS

                Communications                             3.2%
                Consumer Cyclical                         16.7%
                Consumer Staples                          18.4%
                Electronic & Other Electrical Equipment &
                 Components, Except Computer Equipment     2.7%
                Energy                                     9.8%
                Financial                                  8.2%
                Health Care                                9.4%
                Industrials                               22.1%
                Technology                                 8.4%
                Mortgage-Backed Securities                 0.0%
                Short-Term Investments                     1.2%

-----------------
+ Non-income producing security

GNMA  GovernmentNational Mortgage Association

* Cost for Federal income tax purposes is $ 17,288,186 and net unrealized appreciation (depreciation) consists of:

                   Gross Unrealized Appreciation $2,390,473
                   Gross Unrealized Depreciation   (730,080)
                                                 ----------
                   Net Unrealized Appreciation
                    (Depreciation)               $1,660,393
                                                 ==========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

PAYSON VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

--------------------------------------------------------------------------------

                                SECURITY
             SHARES            DESCRIPTION                VALUE
             ------ ---------------------------------- -----------
             COMMON STOCK -- 98.5%
             CONSUMER CYCLICAL -- 11.7%
             10,000 Home Depot, Inc.                   $   423,000
              5,000 Johnson Controls, Inc.                 379,650
             16,000 TJX Cos., Inc.                         397,120
              6,000 VF Corp.                               341,400
                                                       -----------
                                                         1,541,170
                                                       -----------

             CONSUMER STAPLES -- 12.7%
              8,000 Coca-Cola Co.                          334,960
              7,000 Kimberly-Clark Corp.                   404,600
              6,000 Procter & Gamble Co.                   345,720
              6,000 Timberland Co., Class A+               205,380
              8,000 Wal-Mart Stores, Inc.                  377,920
                                                       -----------
                                                         1,668,580
                                                       -----------

             ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT -- 2.7%
             18,000 Intel Corp.                            348,300
                                                       -----------

             ENERGY -- 9.3%
              6,000 Chesapeake Energy Corp.                188,460
              5,000 Chevron Corp.                          289,850
              5,000 ConocoPhillips                         315,750
              7,000 Exxon Mobil Corp.                      426,020
                                                       -----------
                                                         1,220,080
                                                       -----------

             FINANCIAL -- 18.2%
              4,000 American International Group, Inc.     264,360
             10,000 Citigroup, Inc.                        472,400
             10,500 JPMorgan Chase & Co.                   437,220
             12,000 North Fork Bancorp., Inc.              345,960
             10,000 Washington Mutual, Inc.                426,200
              7,000 Wells Fargo & Co.                      447,090
                                                       -----------
                                                         2,393,230
                                                       -----------

             HEALTH CARE -- 14.4%
              4,000 Amgen, Inc.+                           291,000
             10,000 Boston Scientific Corp.+               230,500

                                  SECURITY
              SHARES             DESCRIPTION              VALUE
             --------- ------------------------------- -----------
             HEALTH CARE, CONTINUED
                7,000  Bristol-Myers Squibb Co.        $   172,270
                8,000  Johnson & Johnson                   473,760
                9,000  Merck & Co., Inc.                   317,070
               16,000  Pfizer, Inc.                        398,720
                                                       -----------
                                                         1,883,320
                                                       -----------

             INDUSTRIALS -- 15.7%
                5,000  3M Co.                              378,450
                8,000  Ball Corp.                          350,640
                7,000  General Dynamics Corp.              447,860
               12,000  General Electric Co.                417,360
                8,000  United Technologies Corp.           463,760
                                                       -----------
                                                         2,058,070
                                                       -----------

             TECHNOLOGY -- 13.8%
               15,000  Cisco Systems, Inc.+                325,050
               10,000  Dell, Inc.+                         297,600
                4,000  IBM Corp.                           329,880
               12,000  Microsoft Corp.                     326,520
               18,000  Nokia Corp. OYJ ADR                 372,960
               12,000  Oracle Corp.+                       164,280
                                                       -----------
                                                         1,816,290
                                                       -----------
             Total Common Stock
              (cost $10,132,027)                        12,929,040
                                                       -----------

             SHORT-TERM INVESTMENT -- 1.7%

             PRINCIPAL
             ---------
             MONEY MARKET DEPOSIT ACCOUNT -- 1.7%
             $228,666  Citibank Money Market Deposit
                        Account (cost $228,666), 4.39% $   228,666
                                                       -----------
             Total Investments -- 100.2%
              (cost $10,360,693)*                      $13,157,706
             Other Assets & Liabilities, Net -- (0.2%)     (27,026)
                                                       -----------
             NET ASSETS -- 100.0%                      $13,130,680
                                                       ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

PAYSON VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

--------------------------------------------------------------------------------


                PORTFOLIO HOLDINGS
                % OF TOTAL INVESTMENTS

                Consumer Cyclical                         11.7%
                Consumer Staples                          12.7%
                Electronic & Other Electrical Equipment &
                 Components, Except Computer Equipment     2.7%
                Energy                                     9.3%
                Financial                                 18.2%
                Health Care                               14.3%
                Industrials                               15.6%
                Technology                                13.8%
                Money Market Deposit Account               1.7%

-----------------
+ Non-income producing security
ADR  AmericanDepositary Receipt

* Cost for Federal income tax purposes is $10,360,693 and net unrealized appreciation (depreciation) consists of:

                   Gross Unrealized Appreciation $3,620,064
                   Gross Unrealized Depreciation   (823,051)
                                                 ----------
                   Net Unrealized Appreciation
                    (Depreciation)               $2,797,013
                                                 ==========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2006

--------------------------------------------------------------------------------

                                                                         PAYSON       PAYSON
                                                                      TOTAL RETURN    VALUE
                                                                          FUND         FUND
                                                                          ----         ----
ASSETS
   Total investments, at value
    (Cost $17,285,368, and $10,360,693, respectively)                 $18,948,579  $13,157,706
   Receivables:
    Securities sold                                                       561,623           --
    Interest and dividends                                                 30,871       21,160
   Prepaid expenses                                                         1,879        2,077
                                                                      -----------  -----------
Total Assets                                                           19,542,952   13,180,943
                                                                      -----------  -----------
LIABILITIES
   Payables:
    Dividends                                                               3,089        3,115
    Securities purchased                                                  690,998           --
   Accrued Liabilities:
    Investment adviser fees                                                 5,576        6,174
    Compliance services fees                                                1,418        1,124
    Trustees' fees and expenses                                               128           80
    Other expenses                                                         42,025       39,770
                                                                      -----------  -----------
Total Liabilities                                                         743,234       50,263
                                                                      -----------  -----------
NET ASSETS                                                            $18,799,718  $13,130,680
                                                                      ===========  ===========
COMPONENTS OF NET ASSETS
   Paid-in capital                                                    $17,269,527  $ 9,909,529
   Undistributed (distributions in excess of) net investment income        (3,089)          (9)
   Accumulated net realized gain (loss)                                  (129,931)     424,147
   Unrealized appreciation (depreciation) on investments                1,663,211    2,797,013
                                                                      -----------  -----------
NET ASSETS                                                            $18,799,718  $13,130,680
                                                                      ===========  ===========
SHARES OF BENEFICIAL INTEREST (UNLIMITED SHARES AUTHORIZED)             1,459,141      773,761
                                                                      ===========  ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE        $     12.88  $     16.97
                                                                      ===========  ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
YEAR ENDED MARCH 31, 2006

--------------------------------------------------------------------------------

                                                                                              PAYSON      PAYSON
                                                                                           TOTAL RETURN   VALUE
                                                                                               FUND        FUND
                                                                                               ----        ----
INVESTMENT INCOME
   Interest income                                                                          $    9,997  $    2,479
   Dividend income (Net of foreign taxes withholding of $1,030 and $2,143, respectively)       356,536     293,220
                                                                                            ----------  ----------
Total Investment Income                                                                        366,533     295,699
                                                                                            ----------  ----------
EXPENSES
   Investment adviser fees                                                                     108,313     112,793
   Administrator fees                                                                           36,104      28,199
   Transfer agent fees                                                                          66,399      58,081
   Custodian fees                                                                                7,347       5,996
   Accountant fees                                                                              42,262      39,161
   Registration fees                                                                             5,818       5,195
   Audit fees                                                                                   24,022      23,968
   Legal fees                                                                                   16,138      15,952
   Trustees' fees and expenses                                                                   1,323       1,027
   Compliance services fees                                                                     14,843      12,633
   Miscellaneous expenses                                                                       19,238      15,915
                                                                                            ----------  ----------
Total Expenses                                                                                 341,807     318,920
   Fees waived                                                                                 (95,030)    (74,293)
                                                                                            ----------  ----------
Net Expenses                                                                                   246,777     244,627
                                                                                            ----------  ----------
NET INVESTMENT INCOME (LOSS)                                                                   119,756      51,072
                                                                                            ----------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments                                                   1,981,427   1,016,595
   Net change in unrealized appreciation (depreciation) on investments                        (775,273)   (212,716)
                                                                                            ----------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                       1,206,154     803,879
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 $1,325,910  $  854,951
                                                                                            ==========  ==========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 2005 AND MARCH 31, 2006

--------------------------------------------------------------------------------

                                                                                PAYSON TOTAL              PAYSON
                                                                                RETURN FUND             VALUE FUND
                                                                           ---------------------  ---------------------
                                                                              AMOUNT     SHARES      AMOUNT     SHARES
                                                                              ------     ------      ------     ------
NET ASSETS -- MARCH 31, 2004                                               $18,335,374            $15,653,576
                                                                           -----------            -----------
OPERATIONS
  Net investment income (loss)                                                 280,395                 89,299
  Net realized gain (loss) on investments                                      564,517                465,348
  Net change in unrealized appreciation (depreciation) on investments         (146,560)               (97,031)
                                                                           -----------            -----------
Increase (Decrease) in Net Assets Resulting from Operations                    698,352                457,616
                                                                           -----------            -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                                                       (263,715)               (90,192)
  Return of Capital                                                            (20,795)                    --
                                                                           -----------            -----------
Total Distributions to Shareholders                                           (284,510)               (90,192)
                                                                           -----------            -----------
CAPITAL SHARE TRANSACTIONS
  Sale of shares                                                             2,145,430   185,534      861,316    54,383
  Reinvestment of distributions                                                131,876    11,059       55,817     3,374
  Redemption of shares                                                      (2,839,646) (243,929)  (1,974,630) (121,640)
                                                                           -----------  --------  -----------  --------
Increase (Decrease) from Capital Share Transactions                           (562,340)  (47,336)  (1,057,497)  (63,883)
                                                                           -----------  ========  -----------  ========
Increase (Decrease) in Net Assets                                             (148,498)              (690,073)
                                                                           -----------            -----------
NET ASSETS -- MARCH 31, 2005 (Including line (a))                          $18,186,876            $14,963,503
                                                                           -----------            -----------
OPERATIONS
  Net investment income (loss)                                                 119,756                 51,072
  Net realized gain (loss) on investments                                    1,981,427              1,016,595
  Net change in unrealized appreciation (depreciation) on investments         (775,273)              (212,716)
                                                                           -----------            -----------
Increase (Decrease) in Net Assets Resulting from Operations                  1,325,910                854,951
                                                                           -----------            -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                                                        (89,922)               (51,077)
  Net realized gain on investments                                                  --               (406,429)
                                                                           -----------            -----------
Total Distributions to Shareholders                                            (89,922)              (457,506)
                                                                           -----------            -----------
CAPITAL SHARE TRANSACTIONS
  Sale of shares                                                             1,664,659   133,876      931,982    55,568
  Reinvestment of distributions                                                 41,576     3,345      279,810    16,743
  Redemption of shares                                                      (2,329,381) (188,344)  (3,442,060) (206,202)
                                                                           -----------  --------  -----------  --------
Increase (Decrease) from Capital Share Transactions                           (623,146)  (51,123)  (2,230,268) (133,891)
                                                                           -----------  ========  -----------  ========
Increase (Decrease) in Net Assets                                              612,842             (1,832,823)
                                                                           -----------            -----------
NET ASSETS -- MARCH 31, 2006 (Including line (b))                          $18,799,718            $13,130,680
                                                                           ===========            ===========
 (a) Accumulated undistributed (distributions in excess of) net investment
     income March 31, 2005                                                 $   (35,445)           $        (4)
                                                                           ===========            ===========
 (b) Accumulated undistributed (distributions in excess of) net investment
     income, March 31, 2006                                                $    (3,089)           $        (9)
                                                                           ===========            ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


These financial highlights reflect selected per share data and ratios for a share outstanding throughout each period.

                                                                       YEARS ENDED MARCH 31,
                                                          --------------------------------------------
                                                            2006     2005     2004     2003       2002
                                                            ----     ----     ----     ----       ----
----------------------------------------------------------------------------------------------------------
PAYSON TOTAL RETURN FUND
NET ASSET VALUE, BEGINNING OF YEAR                        $ 12.04  $ 11.77  $  9.51  $ 12.97   $ 12.47
                                                          -------  -------  -------  -------   -------
INVESTMENT OPERATIONS
  Net investment income (loss)                               0.08     0.19     0.23     0.26      0.23(a)
  Net realized and unrealized gain (loss) on investments     0.82     0.27     2.23    (3.34)     0.88(a)
                                                          -------  -------  -------  -------   -------
Total from Investment Operations                             0.90     0.46     2.46    (3.08)     1.11
                                                          -------  -------  -------  -------   -------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                                     (0.06)   (0.18)   (0.19)   (0.25)    (0.23)
  Net realized investment gains                                --       --       --    (0.13)    (0.38)
  Return of Capital                                            --    (0.01)   (0.01)      --        --
                                                          -------  -------  -------  -------   -------
Total Distributions to Shareholders                         (0.06)   (0.19)   (0.20)   (0.38)    (0.61)
                                                          -------  -------  -------  -------   -------
NET ASSET VALUE, END OF YEAR                              $ 12.88  $ 12.04  $ 11.77  $  9.51   $ 12.97
                                                          =======  =======  =======  =======   =======
TOTAL RETURN                                                 7.51%    3.91%   25.92%  (23.84)%    9.11%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)               $18,800  $18,187  $18,335  $13,923   $19,174
Ratios to Average Net Assets:
  Net investment income (loss)                               0.66%    1.56%    2.15%    2.41%     1.80%(a)
  Net expenses                                               1.37%    1.31%    1.22%    1.46%     1.44%
  Gross expenses(b)                                          1.89%    1.81%    1.72%    1.71%     1.66%
PORTFOLIO TURNOVER RATE                                        85%      48%      33%      37%       56%

See Notes to Financial Statements.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


                                                                      YEARS ENDED MARCH 31,
                                                          --------------------------------------------
                                                            2006     2005     2004     2003      2002
                                                            ----     ----     ----     ----      ----
--------------------------------------------------------------------------------------------------------
PAYSON VALUE FUND
NET ASSET VALUE, BEGINNING OF YEAR                        $ 16.49  $ 16.11  $ 11.75  $ 17.28   $ 17.63
                                                          -------  -------  -------  -------   -------
INVESTMENT OPERATIONS
  Net investment income                                      0.06     0.10     0.08     0.07     (0.01)
  Net realized and unrealized gain (loss) on investments     0.98     0.38     4.36    (5.53)     0.05
                                                          -------  -------  -------  -------   -------
Total from Investment Operations                             1.04     0.48     4.44    (5.46)     0.04
                                                          -------  -------  -------  -------   -------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                                     (0.06)   (0.10)   (0.08)   (0.07)       --
  Net realized investment gains                             (0.50)      --       --       --     (0.39)
                                                          -------  -------  -------  -------   -------
Total Distributions to Shareholders                         (0.56)   (0.10)   (0.08)   (0.07)    (0.39)
                                                          -------  -------  -------  -------   -------
NET ASSET VALUE, END OF YEAR                              $ 16.97  $ 16.49  $ 16.11  $ 11.75   $ 17.28
                                                          =======  =======  =======  =======   =======
TOTAL RETURN                                                 6.40%    2.95%   37.84%  (31.62)%    0.35%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)               $13,131  $14,964  $15,654  $11,685   $17,706
Ratios to Average Net Assets:
  Net investment income                                      0.36%    0.59%    0.54%    0.51%    (0.04)%
  Net expenses                                               1.74%    1.56%    1.54%    1.68%     1.63%
  Gross expenses(b)                                          2.26%    2.06%    2.04%    1.97%     1.85%
PORTFOLIO TURNOVER RATE                                        15%      21%      36%      25%       28%

(a)As required, effective April 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change on Payson Total Return Fund, for the year ended March 31, 2002, was to decrease net investment income per share by $.01, increase net realized and unrealized gains and losses per share by $.01, and decrease the ratio of net investment income to average net assets by .10%.
(b)Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006

--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

This report relates to Payson Total Return Fund and Payson Value Fund (individually, a "Fund" and, collectively, the "Funds"), each a diversified series of Forum Funds (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has twenty-seven series. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund's shares of beneficial interest without par value. Payson Total Return Fund seeks a combination of high current income and capital appreciation. Payson Value Fund seeks high total return. Each Fund commenced operations on the following dates:

 Payson Total Return Fund                                   November 25, 1991
 Payson Value Fund                                              July 31, 1992

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles, generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

SECURITY VALUATION-Exchange traded securities and over-the-counter securities are valued at the last sale or official closing price, as provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund's business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are available are generally valued at the mean between the current bid and asked prices. Debt securities may be valued at prices supplied by a Fund's pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Money market instruments that mature in sixty days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available; or (2) the Adviser believes that the values available are unreliable. Fair valuation is based on subjective factors and as a result, the fair value price of an investment may differ from the investment's market price and may not be the price at which the investment may be sold. Fair valuation could result in a different net asset value ("NAV") than a NAV determined by using market quotes.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS-Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded as earned. Premiums and discounts on securities are amortized and accreted

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006

--------------------------------------------------------------------------------

according to Federal income tax regulations. Identified cost of investments sold is used to determine the gain and loss for both financial statement and Federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS-Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by the Funds.

FEDERAL TAXES-Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all its taxable income and capital gains, by distributing in each calendar year substantially all it's net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to Federal excise tax. Therefore, no Federal income or excise tax provision is required in the accompanying financial statements.

EXPENSE ALLOCATION-The Trust accounts separately for the assets, liabilities and operations of each of its series. Expenses that are directly attributable to more than one series are allocated among the respective series in proportion to each series' average daily net assets.

NOTE 3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS

INVESTMENT ADVISER-H.M. Payson & Co. is the investment adviser (the "Adviser") to the Funds. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee at an annual rate of 0.60% and 0.80% of the average daily net assets of Payson Total Return Fund and Payson Value Fund, respectively.

ADMINISTRATION AND OTHER SERVICES-Citigroup Fund Services, LLC ("Citigroup"), provides certain administration, portfolio accounting and transfer agency services to the Funds.

DISTRIBUTION-Foreside Fund Services, LLC is the Trust's distributor (the "Distributor"). The Distributor receives no compensation from the Fund for its distribution services. The Distributor is not affiliated with the Adviser, Citigroup or its affiliated companies. The certifying officers of the Trust are also principals of the Distributor.

Under a Compliance Services Agreement with the Trust, the Distributor provides a Chief Compliance Officer, Principal Executive Officer, Principal Financial Officer and Anti-Money Laundering Officer to the Trust as well as certain additional compliance support functions.

TRUSTEES AND OFFICERS-Certain officers of the Trust are directors, officers or employees of Citigroup or the Distributor.

NOTE 4. WAIVER OF FEES

The Adviser and Citigroup have voluntarily agreed to waive a portion of their fees. The Distributor has voluntarily agreed to waive a portion of its Compliance Services fees through June 30, 2006. These voluntary waivers and expense reimbursements may be reduced or eliminated at any time.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006

--------------------------------------------------------------------------------


For the period ended March 31, 2006, fees waived were as follows:

                         INVESTMENT TRANSFER                          COMPLIANCE
                          ADVISER    AGENT   ACCOUNTANT ADMINISTRATOR  SERVICES   TOTAL
                         ---------- -------- ---------- ------------- ----------  -----
Payson Total Return Fund  $45,130   $46,401     $101       $2,369       $1,029   $95,030
Payson Value Fund          35,248    36,284      100        2,074          587    74,293

Citigroup was contractually obligated to pay a portion of the fees due to the Distributor under the Compliance Services Agreement through March 31, 2006.

NOTE 5. SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, for the period ended March 31, 2006, were as follows:

                                        NON US           US GOVERNMENT
                                GOVERNMENT OBLIGATIONS    OBLIGATIONS
                                ----------------------- ----------------
                                 PURCHASES     SALES    PURCHASES SALES
                                 ---------     -----    --------- -----
       Payson Total Return Fund $15,310,249 $15,155,395    $--    $7,529
       Payson Value Fund          2,092,743   4,547,332     --      --

NOTE 6. FEDERAL INCOME TAX AND INVESTMENT TRANSACTIONS

As of March 31, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                         UNDISTRIBUTED UNDISTRIBUTED  CAPITAL     UNREALIZED
                           ORDINARY      LONG-TERM   AND OTHER   APPRECATION
                         INCOME (LOSS)  GAIN (LOSS)   LOSSES    (DEPRECIATION)   TOTAL
                         ------------- ------------- ---------  --------------   -----
Payson Total Return Fund    $(3,089)     $     --    $(127,113)   $1,660,393   $1,530,191
Payson Value Fund            11,937       412,201           --     2,797,013    3,221,151

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

As of March 31, 2006, capital loss carryovers to offset future capital gains are as follows:

                                            AMOUNT  EXPIRATION
                                            ------  ----------
                  Payson Total Return Fund $127,113 March 2012

The tax character of distributions paid during 2006 and 2005 were as follows:

                                           RETURN OF     LONG-TERM
                         ORDINARY INCOME    CAPITAL      CAP GAIN          TOTAL
                         ---------------- ------------ ------------- -----------------
                          2006     2005   2006  2005     2006   2005   2006     2005
                          ----     ----   ----  ----     ----   ----   ----     ----
Payson Total Return Fund $89,922 $263,715 $--  $20,795       -- $--  $ 89,922 $284,510
Payson Value Fund        $51,077 $ 90,192  --       -- $406,429  --  $457,506 $ 90,192

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006

--------------------------------------------------------------------------------


On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended March 31, 2006. The following reclassification for Payson Total Return Fund was a result of adjustments to bond premium and discount, and has no impact on the net assets of the Fund.

                                                     PAYSON TOTAL
                                                     RETURN FUND
                                                     ------------
              Accumulated Net Investment Income        $ 2,522
              Undistributed Net Realized Gain (Loss)     3,057
              Paid-in-Capital                           (5,579)

NOTE 7. OTHER INFORMATION

On March 31, 2006, two shareholders held approximately 47% of the Payson Total Return Fund's outstanding shares. These shareholders are omnibus accounts, which are held on behalf of several individual shareholders.

On March 31, 2006, two shareholders held approximately 39% of the Payson Value Fund's outstanding shares. These shareholders are omnibus accounts, which are held on behalf of several individual shareholders.

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Trustees of Forum Funds and the Shareholders of Payson Total Return Fund and Payson Value Fund:

We have audited the accompanying statements of assets and liabilities of Payson Total Return Fund and Payson Value Fund (the "Funds"), each a series of Forum Funds, including the schedules of investments, as of March 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor have we been engaged to perform an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Payson Total Return Fund and Payson Value Fund as of March 31, 2006, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
May 30, 2006

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (Unaudited)
MARCH 31, 2006

--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds' portfolio is available, without charge and upon request, by calling (800) 805-8258 and on the SEC's website at www.sec.gov. The Fund's proxy voting record for the twelve-month period ended June 30 is available, without charge and upon request, by calling (800) 805-8258 and on the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available, without charge on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005, through March 31, 2006.

ACTUAL EXPENSES-The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES-The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (Unaudited)
MARCH 31, 2006

--------------------------------------------------------------------------------


                              BEGINNING ACCOUNT ENDING ACCOUNT  EXPENSES
                                    VALUE           VALUE      PAID DURING
                               OCTOBER 1, 2005  MARCH 31, 2006   PERIOD*
                              ----------------- -------------- -----------
     PAYSON TOTAL RETURN FUND
        Actual Return             $1,000.00       $1,039.62       $7.37
        Hypothetical Return       $1,000.00       $1,017.70       $7.29
     PAYSON VALUE FUND
        Actual Return             $1,000.00       $1,049.63       $9.56
        Hypothetical Return       $1,000.00       $1,015.61       $9.40

* Expenses are equal to Payson Total Return Fund's and Payson Value Fund's annualized expense ratio of 1.29% and 1.61%, respectively, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year/365 (to reflect the half-year period).

FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE TAX YEAR

For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. All net investment income dividends were ordinary income. The percentage of ordinary income distributions designated as qualifying for the corporate dividends received deduction ("DRD"), the individual qualified dividend rate ("QDI"), and Qualifying Interest Income exempt from US Tax for Foreign Shareholders ("QII") is presented below.

                                            DRD     QDI    QII
                                            ---     ---    ---
                 Payson Total Return Fund 100.00% 100.00% 2.78%
                 Payson Value Fund        100.00% 100.00% 0.80%

TRUSTEES AND OFFICERS OF THE TRUST

The Board is responsible for managing the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following table gives information about each Board member and certain officers of the Trust. The Fund Complex includes the Trust and one other investment company (collectively, "Fund Complex"), which hold themselves out to investors as related companies for purposes of investment and investor services.
Mr. Keffer is considered an Interested Trustee due to his affiliation with a Trust adviser and the Distributor within the past two years. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The addresses for all Trustees and officers is Two Portland Square, Portland, Maine 04101, unless otherwise indicated. Each Trustee oversees thirty-one portfolios in the Fund Complex. Each Independent Trustee is also an Independent Trustee of Monarch Funds, a registered investment company within the Fund Complex. John Y. Keffer is an Interested Trustee/Director of Monarch Funds and Wintergreen Fund, Inc., another registered open-end investment company. The Funds' Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (800) 805-8258.

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (Unaudited)
MARCH 31, 2006

--------------------------------------------------------------------------------


                           POSITION WITH     LENGTH OF                  PRINCIPAL OCCUPATION(S)
NAME AND BIRTH DATE          THE TRUST      TIME SERVED                   DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
J. Michael Parish        Chairman of the   Trustee since  Retired; Partner, Wolf, Block, Schorr and Solis-
Born: November 9, 1943   Board; Trustee;   1989 (Chairman Cohen, LLP (law firm) 2002-2003; Partner, Thelen
                         Chairman,         since 2004)    Reid & Priest LLP (law firm) 1995-2002.
                         Compliance
                         Committee,
                         Nominating
                         Committee and
                         Qualified Legal
                         Compliance
                         Committee
--------------------------------------------------------------------------------------------------------------
Costas Azariadis         Trustee;          Trustee since  Professor of Economics, University of California-Los
Born: February 15, 1943  Chairman,         1989           Angeles.
                         Valuation
                         Committee
--------------------------------------------------------------------------------------------------------------
James C. Cheng           Trustee;          Trustee since  President, Technology Marketing Associates
Born: July 26, 1942      Chairman, Audit   1989           (marketing company for small- and medium-sized
                         Committee                        businesses in New England).
--------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
John Y. Keffer           Trustee;          Trustee since  President, Forum Trust, LLC (a non-depository trust
Born: July 15, 1942      Chairman,         1989           company) since 1997; President, Citigroup Fund
                         Contracts                        Services, LLC (Citigroup) 2003-2005; President,
                         Committee                        Forum Financial Group, LLC ("Forum") (a fund
                                                          services company acquired by Citibank, N.A. in
                                                          2003).
--------------------------------------------------------------------------------------------------------------
OFFICERS
Simon D. Collier         President;        Since 2005     Managing Director and Principal Executive Officer,
Born: October 22, 1961   Principal                        Foreside Fund Services, LLC, the Trust's Distributor
                         Executive Officer                since 2005; Chief Operating Officer and Managing
                                                          Director, Global Fund Services, Citibank, N.A. 2003-
                                                          2005; Managing Director, Global Securities Services
                                                          for Investors, Citibank, N.A. 1999-2003.
--------------------------------------------------------------------------------------------------------------
Carl A. Bright           Principal         Since 2005     President, Foreside Fund Services, LLC, the Trust's
Born: December 20, 1957  Financial Officer                Distributor since 2004; Consultant, Foreside
                                                          Solutions, LLC 2000-2003 (a mutual fund
                                                          development company).
--------------------------------------------------------------------------------------------------------------
Beth P. Hanson           Vice President/   Since 2003     Relationship Manager, Citigroup since 2003;
Born: July 15, 1966      Assistant                        Relationship Manager, Forum 1999-2003.
                         Secretary
--------------------------------------------------------------------------------------------------------------
Sara M. Morris           Vice President    Since 2004     Director and Relationship Manager, Citigroup since
Born: September 18, 1963                                  2004; Chief Financial Officer, The VIA Group, LLC (a
                                                          strategic marketing company) 2000-2003.
--------------------------------------------------------------------------------------------------------------
Trudance L. Bakke        Treasurer         Since 2005     Product Manager, Citigroup since 2003; Senior
Born: August 11, 1971                                     Manager of Corporate Finance, Forum 1999-2003.
--------------------------------------------------------------------------------------------------------------
David M. Whitaker        Secretary         Since 2004     Product Manager, Citigroup since 2004; Assistant
Born: September 6, 1971                                   Counsel, PFPC, Inc. (a fund services company)
                                                          2000-2004.
--------------------------------------------------------------------------------------------------------------

                                TRANSFER AGENT
                         Citigroup Fund Services, LLC
                              Two Portland Square
                              Portland, ME 04101

                                  DISTRIBUTOR
                          Foreside Fund Services, LLC
                       Two Portland Square, 1/st/ Floor
                              Portland, ME 04101
                               www.foresides.com

   This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' risks, objectives, fees and expenses, experience of its management, and other information.

FOR MORE INFORMATION
                           PAYSON TOTAL RETURN FUND

                               PAYSON VALUE FUND

                                 PAYSON FUNDS
                                 P.O. BOX 446
                              PORTLAND, ME 04112
                                 800-805-8258
         [LOGO]
      H.M. Payson & Co.
      Established 1854
  A Maine Trust Company &
Registered Investment Advisor

[LOGO] SHAKER fund
ANNUAL REPORT
MARCH 31, 2006
                                    [GRAPHIC]

SHAKER FUND
TABLE OF CONTENTS
--------------------------------------------------------------------------------

          A Message to Our Shareholders                            1
          Performance Chart and Analysis                           3
          Schedule of Investments                                  4
          Statement of Assets and Liabilities                      6
          Statement of Operations                                  7
          Statements of Changes in Net Assets                      8
          Financial Highlights                                    10
          Notes to Financial Statements                           12
          Report of Independent Registered Public Accounting Firm 16
          Additional Information                                  17

                                                                    SHAKER FUND
                                                  A MESSAGE TO OUR SHAREHOLDERS
                                                                 MARCH 31, 2006
--------------------------------------------------------------------------------
Dear Investor:
During Shaker Fund's (the "Fund") most recent fiscal year ended March 31, 2006, corporate America continued to enjoy sustained earnings growth across most major sectors. Energy, technology, consumer goods and financial services, especially, recorded robust earnings. The Fund's Intermediary Share class ended March 31, 2006 with a return of 17.88 percent compared to a 26.44 percent return for the Russell 2500/TM/ Growth Index, the Fund's primary benchmark. Perhaps the most salient feature of both the economy and the equity markets during this period was their ability to maintain equilibrium in the face of bad news. This included natural disasters, as Hurricanes Katrina and Rita in August and September wreaked havoc on the economies in the Gulf Coast region. The two storms disrupted and eliminated thousands of businesses and jobs, and inflicted considerable damage to energy infrastructures. Nevertheless, the national economy, after a momentary wince, rebounded quite nicely.
Dramatically higher energy prices also were a concern for many industries and for the U.S. consumer. Even before Katrina and Rita, energy prices had surged globally, due in great part to greatly increased demand from China and other emerging economies. Although the price of oil nearly doubled and natural gas prices climbed by about a third within the course of a single year, the economy and markets did not capitulate.
Another challenge to the economy and markets was higher short-term interest rates. By the end of the Fund's fiscal year, the Federal Reserve had raised the benchmark overnight lending rate to 4.75 percent, the highest level in five years, via 15 rate increases that began several years ago. Commercial banks quickly followed the Fed by raising their prime rate -- which is charged to top business and individual customers for short-term credit -- to 7.75 percent. To some extent, the Fed's tightening bias reflected its confidence in the health of the U.S. economy, and, to-date, this confidence has been well-placed.
In the midst of these rate hikes, the markets remained reasonably sanguine. Investors also appeared to be unruffled by a changing-of-the-guard at the Federal Reserve, as long-time chairman Alan Greenspan stepped down in February. His successor, Ben S. Bernanke, has assured investors that he shares the same commitment to price stability and inflationary control as Mr. Greenspan.
At this time, corporate America as a whole appears to be in fine shape. Productivity has slowed slightly but remains relatively high, the balance sheets of many companies are strong, and the weak dollar has proven to be a benefit in overseas markets.
Our investments in the Fund during its past fiscal year reflected our confidence in both the economy and equity markets. We focused on individual companies that were gaining market share or appeared poised to do so, and whose growth outpaced that of the overall economy. We were especially interested in companies whose future growth expectations did not appear to be reflected in current valuations.
Companies that made a substantial contribution to the Fund's performance in its most recent fiscal year included Cerner Corp., E*Trade Financial Corp.,
Eclipsys Corp., PMC-Sierra, Inc. and Fair Isaac Corp. The Fund experienced a price decline during this same period with stocks such as International Rectifier Corp., VeriSign, Inc., Salix Pharmaceuticals, Ltd., Ultralife Batteries, Inc. and Tessera Technologies, Inc.
SHAKER FUND
A MESSAGE TO OUR SHAREHOLDERS
MARCH 31, 2006
--------------------------------------------------------------------------------
We thank you for your confidence in the Fund, and we will continue to make investment decisions on your behalf that are consistent with our long-term investment perspective.
Sincerely,
/s/
Edward P. Hemmelgarn
President, Shaker Fund/Portfolio Manager
/s/ Karen M. Mroz-Bremner
Karen M. Mroz-Bremner
Portfolio Manager/Research Analyst
THE FUND INVESTS IN SMALL- AND MID-CAP COMPANIES WHICH CARRY GREATER RISK THAN IS CUSTOMARILY ASSOCIATED WITH LARGER COMPANIES FOR VARIOUS REASONS SUCH AS NARROWER MARKETS, LIMITED FINANCIAL RESOURCES AND LESS LIQUID STOCK. PRICE TO EARNINGS RATIO IS THE VALUE OF A COMPANY'S STOCK PRICE RELATIVE TO COMPANY EARNINGS.
THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND MANAGERS AS OF MARCH 31, 2006 AND MAY NOT REFLECT THEIR VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE.
THE RUSSELL 2500 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL
2500(TM) INDEX COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE RUSSELL 2500 INDEX MEASURES THE PERFORMANCE OF THE 2500 SMALLEST COMPANIES IN THE RUSSELL 3000(R) INDEX, WHICH MEASURES THE PERFORMANCE OF THE 3000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION.
2
                                                                    SHAKER FUND
                                                 PERFORMANCE CHART AND ANALYSIS
                                                                 MARCH 31, 2006
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
The following chart reflects the change in value, since the Fund's inception, of a hypothetical $10,000 investment, including (i) sales charges in Intermediary, A, B and C Shares (if applicable) and (ii) reinvested dividends and distributions compared with a broad-based securities market index. In the past, the Fund has compared its performance to the Russell 2000(R) Growth
Index. Effective August 1, 2005, the Fund intends to compare its performance to the Russell 2500 Growth Index (the "Index"). The Index more clearly represents the small- and mid-cap focus of the Fund's portfolio. The Index measures the performance of those Russell 2500 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500 Index measures the performance of the 2500 smallest companies in the Russell 3000 Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The total return of each share class includes sales charges and operating expenses that reduce returns, while the total return of the indices do not include sales charges and expenses. The Fund is professionally managed while the indices are unmanaged and are not available for investment. The performance of each share class will differ due to different sales charge structures and class expenses. During the period, Fund fees were waived or expenses reimbursed; otherwise, returns would have been lower. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR
LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR
THE REDEMPTION OF FUND SHARES. FOR THE MOST RECENT MONTH-END PERFORMANCE,
PLEASE CALL (888) 314-9048.
INTERMEDIARY, A, B AND C SHARES VS. RUSSELL 2500 GROWTH INDEX AND RUSSELL 2000
                                 GROWTH INDEX

              Average Annual Total Return as of 03/31/06* One Year
              ------------------------------------------- --------
                     Intermediary Shares                   17.88%
                     A Shares (with sales charge)          10.81%
                     B Shares (with sales charge)          11.97%
                     C Shares (with sales charge)          15.94%
                     Russell 2500 Growth Index             26.44%
                     Russell 2000 Growth Index             27.84%

                      Investment Value on 03/31/06
                      ----------------------------
                       Intermediary Shares         $ 8,770
                       A Shares                    $ 8,134
                       B Shares                    $ 8,284
                       C Shares                    $ 8,466
                       Russell 2500 Growth Index   $14,109
                       Russell 2000 Growth Index   $13,584

* Performance for Class A Shares reflect the deduction of the maximum 5.75% front-end sales charge. Class B and C Shares commenced operation on December 11, 2001 and December 7, 2001, respectively. Returns prior to these dates are for Class A Shares, adjusted for the higher expenses applicable to Class B and C Shares as well as their maximum contingent deferred sales charge ("CDSC"). The CDSC for B Shares is 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter. B Shares convert to A Shares in the ninth year. The CDSC for C Shares is 1% in the first year and eliminated thereafter.

                          Since Inception (04/27/01)
                          --------------------------
                                    (2.63%)
                                    (4.11%)
                                    (3.75%)
                                    (3.32%)
                                     7.24%
                                     6.42%

                                    [CHART]
         Intermediary                                Russell 2000  Russell 2500
             Shares   A Shares  B Shares   C Shares      Growth       Growth
         ------------ --------  --------   --------  ------------  ------------
04/27/01    $10,000    $9,425   $10,000    $10,000      $10,000      $10,000
04/30/01     10,370     9,774    10,369     10,370       10,099       10,155
05/31/01     10,140     9,548    10,125     10,125       10,333       10,449
06/30/01     10,520     9,896    10,491     10,492       10,614       10,686
07/31/01      9,610     9,039     9,578      9,579        9,709        9,898
08/31/01      8,290     7,794     8,256      8,257        9,103        9,240
09/30/01      6,240     5,872     6,216      6,217        7,634        7,793
10/31/01      7,310     6,880     7,281      7,283        8,368        8,561
11/30/01      8,570     8,058     8,524      8,526        9,067        9,301
12/31/01      8,740     8,219     8,693      8,695        9,631        9,811
01/31/02      8,430     7,917     8,384      8,376        9,289        9,392
02/28/02      7,240     6,795     7,197      7,190        8,687        8,812
03/31/02      8,090     7,597     8,035      8,037        9,443        9,522
04/30/02      7,550     7,088     7,496      7,489        9,238        9,206
05/31/02      7,020     6,588     6,968      6,970        8,698        8,742
06/30/02      5,710     5,353     5,662      5,664        7,960        7,938
07/31/02      4,870     4,571     4,835      4,826        6,737        6,952
08/31/02      4,700     4,401     4,655      4,657        6,734        6,951
09/30/02      4,050     3,789     4,007      4,009        6,247        6,425
10/31/02      4,530     4,241     4,486      4,477        6,563        6,794
11/30/02      5,210     4,873     5,154      5,155        7,214        7,426
12/31/02      4,520     4,232     4,476      4,467        6,717        6,957
01/31/03      4,640     4,336     4,586      4,587        6,534        6,805
02/28/03      4,650     4,345     4,596      4,587        6,360        6,646
03/31/03      4,620     4,317     4,566      4,567        6,456        6,734
04/30/03      5,010     4,675     4,944      4,946        7,067        7,321
05/31/03      5,800     5,410     5,722      5,724        7,864        8,097
06/30/03      5,720     5,344     5,642      5,644        8,015        8,264
07/31/03      5,990     5,589     5,891      5,893        8,621        8,814
08/31/03      6,750     6,305     6,649      6,651        9,084        9,287
09/30/03      6,360     5,938     6,260      6,262        8,854        9,088
10/31/03      7,120     6,635     6,998      7,000        9,619        9,835
11/30/03      7,350     6,852     7,217      7,219        9,933       10,168
12/31/03      7,130     6,654     6,998      7,000        9,977       10,179
01/31/04      7,530     7,022     7,387      7,389       10,501       10,603
02/29/04      7,620     7,106     7,476      7,479       10,485       10,702
03/31/04      7,490     6,984     7,337      7,339       10,534       10,739
04/30/04      6,980     6,503     6,828      6,841       10,005       10,283
05/31/04      7,180     6,692     7,028      7,030       10,204       10,497
06/30/04      7,200     6,711     7,038      7,050       10,544       10,753
07/31/04      6,490     6,041     6,340      6,352        9,597        9,912
08/31/04      6,260     5,825     6,111      6,123        9,391        9,712
09/30/04      6,610     6,155     6,450      6,462        9,910       10,150
10/31/04      6,910     6,437     6,739      6,751       10,151       10,439
11/30/04      7,430     6,918     7,247      7,259       11,009       11,131
12/31/04      7,800     7,257     7,596      7,608       11,404       11,664
01/31/05      7,420     6,899     7,217      7,229       10,891       11,252
02/28/05      7,660     7,125     7,447      7,459       11,040       11,476
03/31/05      7,440     6,918     7,227      7,239       10,626       11,159
04/30/05      7,050     6,560     6,848      6,861        9,950       10,556
05/31/05      7,640     7,106     7,417      7,439       10,651       11,259
06/30/05      7,800     7,257     7,566      7,578       10,996       11,556
07/31/05      8,160     7,587     7,915      7,927       11,764       12,306
08/31/05      7,970     7,408     7,726      7,738       11,599       12,165
09/30/05      8,110     7,531     7,845      7,868       11,690       12,283
10/31/05      7,560     7,022     7,317      7,329       11,258       11,882
11/30/05      7,920     7,361     7,656      7,668       11,896       12,546
12/31/05      7,960     7,389     7,696      7,708       11,878       12,617
01/31/06      8,640     8,021     8,344      8,356       13,024       13,572
02/28/06      8,590     7,974     8,284      8,306       12,954       13,532
03/31/06      8,770     8,134     8,284      8,466       13,584       14,109
SHAKER FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
--------------------------------------------------------------------------------

                                SECURITY
            SHARES             DESCRIPTION                 VALUE
            ------ ------------------------------------ -----------
            COMMON STOCK - 96.8%
            BUSINESS SERVICES - 1.0%
             7,470 Labor Ready, Inc.+                   $   178,907
                                                        -----------
            CONSUMER DISCRETIONARY - 15.8%
             2,790 Abercrombie & Fitch Co.                  162,657
             5,550 Buffalo Wild Wings, Inc.+                230,769
            22,125 Copart, Inc.+                            607,331
             7,700 CROCS, Inc.+                             193,655
            17,870 Imax Corp.+                              181,381
            10,970 Pacific Sunwear of California+           243,095
             6,260 PetMed Express, Inc.+                    111,240
            11,740 Royal Caribbean Cruises, Ltd.            493,315
             6,710 Skechers U.S.A., Inc.+                   167,280
            15,620 VeriSign, Inc.+                          374,724
             4,680 Williams-Sonoma, Inc.                    198,432
                                                        -----------
                                                          2,963,879
                                                        -----------
            FINANCIAL SERVICES - 9.8%
            34,590 E*Trade Financial Corp.+                 933,238
            19,310 Portfolio Recovery Associates, Inc.+     904,287
                                                        -----------
                                                          1,837,525
                                                        -----------
            HEALTHCARE - 14.5%
             4,790 Adams Respiratory Therapeutics,
                   Inc.+                                    190,498
            24,970 Alkermes, Inc.+                          550,589
             8,600 Healthways, Inc.+                        438,084
            12,611 Integra LifeSciences Holdings Corp.+     516,799
             2,985 Invitrogen Corp.+                        209,338
            41,220 Qiagen NV+                               614,590
             3,490 Varian Medical Systems, Inc.+            195,998
                                                        -----------
                                                          2,715,896
                                                        -----------
            MATERIALS & PROCESSING - 6.2%
             4,920 Ecolab, Inc.                             187,944
            46,680 Gerdau Ameristeel Corp.                  434,124
             8,380 Olympic Steel, Inc.                      252,908
            21,995 Ultralife Batteries, Inc.+               282,636
                                                        -----------
                                                          1,157,612
                                                        -----------

                                SECURITY
             SHARES            DESCRIPTION                VALUE
             ------ ---------------------------------- -----------
             OTHER ENERGY - 8.8%
              7,000 GlobalSantaFe Corp.                $   425,250
             16,860 Patterson-UTI Energy, Inc.             538,846
             16,020 PetroQuest Energy, Inc.+               161,642
              7,390 Rowan Cos., Inc.                       324,864
              4,720 St. Mary Land & Exploration Co.        192,718
                                                       -----------
                                                         1,643,320
                                                       -----------
             PRODUCER DURABLES - 4.1%
             12,660 DR Horton, Inc.                        420,565
              5,665 Joy Global, Inc.                       338,597
                                                       -----------
                                                           759,162
                                                       -----------
             SEMICONDUCTORS, COMPUTING/COMMUNICATION - 7.3%
             58,260 PMC - Sierra, Inc.+                    716,015
             20,160 Tessera Technologies, Inc.+            646,733
                                                       -----------
                                                         1,362,748
                                                       -----------
             SEMICONDUCTORS, CONSUMER/INDUSTRIAL - 9.4%
             20,220 Freescale Semiconductor, Inc.
                    Class A+                               562,318
             13,225 Microchip Technology, Inc.             480,068
             12,950 National Semiconductor Corp.           360,528
              7,380 PortalPlayer, Inc.+                    164,057
             18,020 Semitool, Inc.+                        204,887
                                                       -----------
                                                         1,771,858
                                                       -----------
             SOFTWARE - 14.9%
             18,050 Cerner Corp.+                          856,473
              6,605 Cognizant Technology Solutions
                    Corp., Class A+                        392,931
             30,700 Eclipsys Corp.+                        724,827
              8,160 Micros Systems, Inc.+                  375,931
             44,580 TIBCO Software, Inc.+                  372,689
              2,720 Unica Corp.+                            31,525
              4,690 Vasco Data Security International+      38,364
                                                       -----------
                                                         2,792,740
                                                       -----------
             TELECOMMUNICATION SERVICES - 3.2%
             10,240 Maxwell Technologies, Inc.+            199,782
              9,850 Netgear, Inc.+                         187,249
              9,650 Redback Networks, Inc.+                209,309
                                                       -----------
                                                           596,340
                                                       -----------

4                                           See Notes to Financial Statements.
                                                                    SHAKER FUND
                                                        SCHEDULE OF INVESTMENTS
                                                                 MARCH 31, 2006
--------------------------------------------------------------------------------

                                  SECURITY
               SHARES            DESCRIPTION             VALUE
              --------- ----------------------------- -----------
              TRANSPORTATION - 1.8%
                26,920  Comtech Group, Inc.+          $   269,200
                 2,830  USA Truck, Inc.+                   69,675
                                                      -----------
                                                          338,875
                                                      -----------
              Total Common Stock
              (Cost $12,943,998)                       18,118,862
                                                      -----------
              SHORT-TERM INVESTMENTS - 3.9%
              PRINCIPAL
              ---------
              MONEY MARKET DEPOSIT ACCOUNT - 0.2%
               $40,199  Citibank Money Market Deposit
                        Account, 4.39% (Cost $40,199)      40,199
                                                      -----------

                                    SECURITY
               SHARES              DESCRIPTION               VALUE
                -------    -----------------------------  -----------
               MONEY MARKET FUND - 3.7%
               684,609    Scudder Cash Management Fund,
                          4.50% (Cost $684,609)           $   684,609
                                                          -----------
               Total Short-Term Investments                   724,808
                                                          -----------
               Total Investments - 100.7%
               (Cost $13,668,806)                         $18,843,670
               Other Assets and Liabilities, Net - (0.7)%    (123,131)
                                                          -----------
               NET ASSETS - 100.0%                        $18,720,539
                                                          ===========

------------------------------------------
+ Non-income producing security.
* Cost for Federal income tax purposes is $13,791,333 and net unrealized appreciation (depreciation) consists of :

             Gross Unrealized Appreciation              $5,256,624
             Gross Unrealized Depreciation                (204,287)
                                                        ----------
             Net Unrealized Appreciation (Depreciation) $5,052,337
                                                        ==========

PORTFOLIO HOLDINGS
% OF TOTAL INVESTMENTS
                                    [CHART]
Business Services                                          1.0%
Consumer Discretionary                                    15.7%
Financial Services                                         9.8%
Healthcare                                                14.4%
Materials & Processing                                     6.1%
Other Energy                                               8.7%
Producer Durables                                          4.0%
Semiconductors, Computing/Communication                    7.2%
Semiconductors, Consumer/Industrial                        9.4%
Software                                                  14.8%
Telecommunication Services                                 3.2%
Transportation                                             1.8%
Short-Term Investments                                     3.9%
See Notes to Financial Statements.                                          5
SHAKER FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2006
--------------------------------------------------------------------------------

ASSETS
 Total investments, at value (Cost $13,668,806)                                           $18,843,670
 Receivables:
   Fund shares sold                                                                            10,007
   Interest and dividends                                                                       5,806
   Expense reimbursement from investment adviser                                               17,079
 Prepaid expenses                                                                               8,612
                                                                                          -----------
Total Assets                                                                               18,885,174
                                                                                          -----------
LIABILITIES
 Payables:
   Investment securities purchased                                                            105,383
 Accrued liabilities:
   Compliance services fees                                                                     1,068
   Professional fees                                                                           28,383
   Trustees' fees and expenses                                                                    123
   Other expenses                                                                              29,678
                                                                                          -----------
Total Liabilities                                                                             164,635
                                                                                          -----------
NET ASSETS                                                                                $18,720,539
                                                                                          ===========
COMPONENTS OF NET ASSETS
   Paid-in capital                                                                        $13,178,218
   Net realized gain (loss)                                                                   367,457
   Unrealized appreciation (depreciation)                                                   5,174,864
                                                                                          -----------
NET ASSETS                                                                                $18,720,539
                                                                                          ===========
SHARES OF BENEFICIAL INTEREST (UNLIMITED SHARES AUTHORIZED)
   Intermediary Shares                                                                      1,277,528
   A Shares                                                                                   666,767
   B Shares                                                                                   103,622
   C Shares                                                                                   104,242
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   Intermediary Shares (based on net assets of $11,199,631)                               $      8.77
                                                                                          -----------
   A Shares (based on net assets of $5,756,652)                                           $      8.63
                                                                                          -----------
   A Shares Maximum Public Offering Price Per Share (net asset value per share / 94.25%)  $      9.16
                                                                                          -----------
   B Shares* (based on net assets of $878,655)                                            $      8.48
                                                                                          -----------
   C Shares* (based on net assets of $885,601)                                            $      8.50
                                                                                          -----------

------------------------------------------
* Redemption price may be reduced by applicable sales charges.
6                                           See Notes to Financial Statements.
                                                                    SHAKER FUND
                                                        STATEMENT OF OPERATIONS
                                                      YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                      $     2,027
   Dividend income (net of foreign withholding taxes $912)                   75,903
                                                                        -----------
Total Investment Income                                                      77,930
                                                                        -----------
EXPENSES
   Investment adviser fees                                                  209,894
   Administrator fees                                                        43,132
   Shareholder services fees:
     A Shares                                                                14,022
     B Shares                                                                 2,017
     C Shares                                                                 2,168
   Distribution (12b-1) fees:
     A Shares                                                                14,022
     B Shares                                                                 6,050
     C Shares                                                                 6,505
   Transfer agent fees:
     Intermediary Shares                                                     25,714
     A Shares                                                                33,739
     B Shares                                                                25,747
     C Shares                                                                25,063
   Custodian fees                                                            13,037
   Accountant fees                                                           86,086
   Registration fees                                                         45,021
   Professional fees                                                         41,010
   Trustees' fees and expenses                                                1,394
   Compliance services fees                                                  21,718
   Miscellaneous expenses                                                    27,839
                                                                        -----------
Total Expenses                                                              644,178
   Fees waived and expenses reimbursed                                     (343,323)
                                                                        -----------
Net Expenses                                                                300,855
                                                                        -----------
NET INVESTMENT INCOME (LOSS)                                               (222,925)
                                                                        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) on investments                                4,844,195
   Net change in unrealized appreciation (depreciation) on investments   (1,581,969)
                                                                        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                   3,262,226
                                                                        -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                       $ 3,039,301
                                                                        ===========

See Notes to Financial Statements.                                          7
SHAKER FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      YEAR ENDED     YEAR ENDED
                                                                                    MARCH 31, 2006 MARCH 31, 2005
                                                                                    -------------- --------------
OPERATIONS
   Net investment income (loss)                                                      $  (222,925)   $   (345,594)
   Net realized gain (loss)                                                            4,844,195       4,645,522
   Net change in unrealized appreciation (depreciation)                               (1,581,969)     (6,981,081)
                                                                                     -----------    ------------
 Increase (Decrease) in Net Assets from Operations                                     3,039,301      (2,681,153)
                                                                                     -----------    ------------
CAPITAL SHARE TRANSACTIONS
   Sale of shares:
     Intermediary Shares                                                                 516,895       4,656,554
     A Shares                                                                            472,408         287,391
     B Shares                                                                             27,100         116,216
     C Shares                                                                             16,989          81,189
   Redemption of shares:
     Intermediary Shares                                                              (3,110,117)    (21,508,192)
     A Shares                                                                         (1,263,757)     (3,363,781)
     B Shares                                                                            (78,713)       (223,294)
     C Shares                                                                           (270,530)        (69,673)
                                                                                     -----------    ------------
   Increase (Decrease) from Capital Share Transactions                                (3,689,725)    (20,023,590)
                                                                                     -----------    ------------
   Increase (Decrease) in Net Assets                                                    (650,424)    (22,704,743)
NET ASSETS
   Beginning of period                                                                19,370,963      42,075,706
                                                                                     -----------    ------------
   End of period (a)                                                                 $18,720,539    $ 19,370,963
                                                                                     ===========    ============
SHARE TRANSACTIONS
   Sale of shares:
     Intermediary Shares                                                                  64,093         663,091
     A Shares                                                                             60,152          40,761
     B Shares                                                                              3,381          16,630
     C Shares                                                                              2,152          11,100
   Redemption of shares:
     Intermediary Shares                                                                (389,177)     (3,229,759)
     A Shares                                                                           (162,152)       (474,471)
     B Shares                                                                            (10,590)        (31,099)
     C Shares                                                                            (36,132)         (9,693)
                                                                                     -----------    ------------
   Increase (Decrease) in Shares                                                        (468,273)     (3,013,440)
                                                                                     ===========    ============
    (a) Accumulated undistributed (distribution in excess of) net investment income  $        --    $         --
                                                                                     -----------    ------------

8                                           See Notes to Financial Statements.
                     [THIS PAGE INTENTIONALLY LEFT BLANK]
SHAKER FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
These financial highlights reflect selected per share data and ratios for a share outstanding throughout each period.

                                                 BEGINNING    NET       NET REALIZED             ENDING
                                                 NET ASSET INVESTMENT       AND      TOTAL FROM NET ASSET
                                                 VALUE PER   INCOME      UNREALIZED  INVESTMENT   VALUE       TOTAL
                                                   SHARE     (LOSS)     GAIN (LOSS)  OPERATIONS PER SHARE RETURN (B) (C)
                                                 --------- ----------   ------------ ---------- --------- --------------
INTERMEDIARY SHARES
    Year Ended March 31, 2006                     $ 7.44     $(0.08)(e)    $ 1.41      $ 1.33     $8.77        17.88%
    Year Ended March 31, 2005                       7.49      (0.32)         0.27       (0.05)     7.44        (0.67%)
    Year Ended March 31, 2004                       4.62      (0.06)         2.93        2.87      7.49        62.12%
    Year Ended March 31, 2003                       8.09      (0.07)        (3.40)      (3.47)     4.62       (42.89%)
    Period From April 27, 2001 (f) Through
     March 31, 2002                                10.00      (0.12)        (1.79)      (1.91)     8.09       (19.10%)
A SHARES
    Year Ended March 31, 2006                       7.34      (0.10)(e)      1.39        1.29      8.63        17.58%
    Year Ended March 31, 2005                       7.41      (0.22)         0.15       (0.07)     7.34        (0.94%)
    Year Ended March 31, 2004                       4.58      (0.13)         2.96        2.83      7.41        61.79%
    Year Ended March 31, 2003                       8.06      (0.10)        (3.38)      (3.48)     4.58       (43.18%)
    Period From April 27, 2001 (f) Through
     March 31, 2002                                10.00      (0.07)        (1.87)      (1.94)     8.06       (19.40%)
B SHARES
    Year Ended March 31, 2006                       7.25      (0.14)(e)      1.37        1.23      8.48        16.97%
    Year Ended March 31, 2005                       7.36      (0.16)         0.05       (0.11)     7.25        (1.49%)
    Year Ended March 31, 2004                       4.58      (0.10)         2.88        2.78      7.36        60.70%
    Year Ended March 31, 2003                       8.06      (0.06)        (3.42)      (3.48)     4.58       (43.18%)
    Period From December 11, 2001 (f) Through
     March 31, 2002                                 8.95      (0.02)        (0.87)      (0.89)     8.06        (9.94%)
C SHARES
    Year Ended March 31, 2006                       7.26      (0.14)(e)      1.38        1.24      8.50        16.94%
    Year Ended March 31, 2005                       7.36      (0.13)         0.03       (0.10)     7.26        (1.36%)
    Year Ended March 31, 2004                       4.58      (0.09)         2.87        2.78      7.36        60.70%
    Year Ended March 31, 2003                       8.06      (0.06)        (3.42)      (3.48)     4.58       (43.18%)
    Period From December 7, 2001 (f) Through
     March 31, 2002                                 9.03      (0.02)        (0.95)      (0.97)     8.06       (10.74%)

------------------------------------------
(a)All ratios for periods less than one year are annualized.
(b)Total return excludes the effect of the applicable sales load.
(c)Not annualized for periods less than one year.
(d)Reflects the expense ratio excluding any waivers and/or reimbursements.
(e)Calculated based on average shares outstanding during the period.
(f)Commencement of operations.
10                                          See Notes to Financial Statements.
                                                                    SHAKER FUND
                                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                          RATIOS TO AVERAGE NET ASSETS (A)
                         ----------------------------------
          NET ASSETS AT       NET                            PORTFOLIO
          END OF PERIOD   INVESTMENT     NET       GROSS     TURNOVER
         (000'S OMITTED) INCOME (LOSS) EXPENSES EXPENSES (D) RATE (C)
         --------------- ------------- -------- ------------ ---------
             $11,200         (1.04%)     1.45%      2.66%       85%
              11,920         (1.07%)     1.45%      2.00%       57%
              31,237         (1.10%)     1.45%      1.83%       60%
              15,300         (1.18%)     1.65%      2.34%       67%
               5,746         (1.48%)     1.90%      3.31%       61%
               5,757         (1.24%)     1.65%      3.64%       85%
               5,643         (1.29%)     1.65%      3.00%       57%
               8,908         (1.30%)     1.65%      2.70%       60%
               8,948         (1.72%)     2.15%      2.85%       67%
              18,008         (1.72%)     2.15%      3.19%       61%
                 879         (1.84%)     2.25%      7.72%       85%
                 804         (1.89%)     2.25%      6.77%       57%
                 923         (1.90%)     2.25%      7.46%       60%
                 457         (1.80%)     2.25%      9.95%       67%
                 461         (1.84%)     2.25%     28.00%       61%
                 885         (1.79%)     2.20%      7.33%       85%
               1,004         (1.85%)     2.20%      6.17%       57%
               1,008         (1.85%)     2.20%      7.44%       60%
                 543         (1.77%)     2.20%      8.21%       67%
                 488         (1.81%)     2.20%     27.32%       61%

See Notes to Financial Statements.                                          11
SHAKER FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006
--------------------------------------------------------------------------------
NOTE 1.  ORGANIZATION
This report relates to the Shaker Fund (the "Fund"), a diversified series of Forum Funds (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has twenty-seven series. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund currently offers four classes of shares: Intermediary Shares, A Shares, B Shares and C Shares. A Shares generally have a front-end sales charge while B Shares and C Shares have a contingent deferred sales charge. B Shares automatically convert to A Shares nine years from the end of the calendar month in which the Fund accepted your purchase. No sales charges are assessed with respect to Intermediary Shares. The Fund seeks long-term capital appreciation by investing primarily in the common stock of small- and medium-sized domestic growth companies. Investments in these companies may involve greater risks, such as limited product lines, market and financial or managerial resources.
NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
SECURITY VALUATION - Exchange traded securities and over-the-counter securities are valued at the last sale or official closing price, as provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are available are generally valued at the mean between the current bid and asked prices. Debt securities may be valued at prices supplied by a Fund's pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Money market instruments that mature in sixty days or less may be valued at amortized cost. The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available; or (2) the Adviser believes that the values available are unreliable. Fair valuation is based on subjective factors and as a result, the fair value price of an investment may differ from the investment's market price and may not be the price at which the investment may be sold. Fair valuation could result in a different net asset value ("NAV")
than a NAV determined by using market quotes.
SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS -
Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Foreign income and foreign capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded as earned. All premium and discount is amortized and accreted according to Federal income tax regulations. Identified cost of investments sold is used to determine gain and loss for both financial statement and Federal income tax purposes.
12
                                                                    SHAKER FUND
                                                  NOTES TO FINANCIAL STATEMENTS
                                                                 MARCH 31, 2006
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Distributions of net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required.
EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its series. Expenses that are directly attributable to more than one series are allocated among the respective series in proportion to each series' average daily net assets.
Each share of each class of the Fund represents an undivided, proportionate interest in the Fund. Examples of the Fund's class specific expenses include shareholder servicing fees, distribution fees, transfer agency fees, registration fees and certain expenses determined by the Trust's Board.
Income and expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class' respective net assets to the total net assets of the Fund.
NOTE 3.  ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS
INVESTMENT ADVISER - Shaker Investments, L.L.C. (the "Adviser") is the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.10%
of the average daily net assets of the Fund.
ADMINISTRATION AND OTHER SERVICES - Citigroup Fund Services, LLC ("Citigroup"), provides administration, portfolio accounting and transfer agency services to the Fund.
DISTRIBUTION - Foreside Fund Services, LLC is the Trust's distributor (the "Distributor"). The Distributor is not affiliated with the Adviser, Citigroup or its affiliated companies. The certifying officers of the Trust are also principals of the Distributor. Under a Distribution Plan adopted pursuant to Rule 12b-1 under the Act with respect to A Shares, B Shares and C Shares ("Distribution Plan"), the Fund pays the Distributor a fee at an annual rate of 0.25% of the average daily net assets of A Shares and 0.75% of the average daily net assets of each of B Shares and C Shares. The Distributor may pay some or all of these fees to various financial institutions, including the Adviser, that provide distribution or shareholder services. The Distribution Plan obligates the Fund to pay the Distributor compensation for the Distributor's services and not as reimbursement for certain expenses incurred. For the year ended March 31, 2006, the Distributor received $12,835 (net of $1,187 waiver), $6,050 and $6,505 for the A Shares, B Shares and C Shares, respectively.
SHAKER FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006
--------------------------------------------------------------------------------
For the year ended March 31, 2006, the Distributor retained $3,458 of the front-end sales charges assessed on the sale of A Shares. For the year ended March 31, 2006, the Distributor did not receive any compensation from the back-end sales charges on the sale of B Shares and retained $30 of the back-end sales charges on the sale of C Shares.
Under a Compliance Services Agreement with the Trust, the Distributor provides a Chief Compliance Officer, Principal Executive Officer, Principal Financial Officer and Anti-Money Laundering Officer to the Trust as well as certain additional compliance support functions.
TRUSTEES AND OFFICERS - Certain officers of the Trust are directors, officers or employees of Citigroup or the Distributor.
SHAREHOLDER SERVICE - The Fund pays a shareholder servicing fee to Citigroup at an annual rate of up to 0.25% of the Fund's average daily net assets of each of A Shares, B Shares and C Shares under a shareholder service plan (the "Plan") established by the Trust and relevant to the Fund. Citigroup may perform or arrange for the performance of certain activities in relation to the servicing and maintenance of shareholder accounts not otherwise performed by the transfer agent. Under the Plan, Citigroup may enter into shareholder service agreements with financial institutions or other persons, including the Adviser, who provide shareholder servicing activities for their clients invested in the Fund.
NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES
The Adviser has contractually agreed to waive a portion of its fee and reimburse certain expenses so that net expenses of Intermediary Shares, A Shares, B Shares and C Shares do not exceed 1.45%, 1.65%, 2.25% and 2.20%, respectively, of that class' average daily net assets through July 31, 2006. Citigroup and the Distributor have voluntarily waived a portion of their fees. The Distributor has voluntarily agreed to waive a portion of its Compliance Services fees through June 30, 2006. These voluntary waivers may be reduced or eliminated at any time. For the year ended March 31, 2006, fees waived and expenses reimbursed were as follows:

                                                                                 TOTAL FEES
INVESTMENT INVESTMENT               TRANSFER COMPLIANCE SHAREHOLDER DISTRIBUTION WAIVED AND
 ADVISER    ADVISER   ADMINISTRATOR  AGENT    SERVICES   SERVICES     (12B-1)     EXPENSES
  WAIVED   REIMBURSED    WAIVED      WAIVED    WAIVED     WAIVED       WAIVED    REIMBURSED
---------- ---------- ------------- -------- ---------- ----------- ------------ ----------
 $209,894   $119,577     $3,236      $1,814    $3,672     $3,943       $1,187     $343,323

Citigroup was contractually obligated to pay a portion of the fees due to the Distributor under the Compliance Services Agreement through March 31, 2006.
NOTE 5.  SECURITY TRANSACTIONS
The cost of purchases and the proceeds from sales of investment securities (including maturities), other than short-term investments, were $15,835,959 and $20,116,704, respectively, for the year ended March 31, 2006.
14
                                                                    SHAKER FUND
                                                  NOTES TO FINANCIAL STATEMENTS
                                                                 MARCH 31, 2006
--------------------------------------------------------------------------------
NOTE 6.  FEDERAL INCOME TAX INFORMATION AND INVESTMENT TRANSACTIONS
There were no distributions paid during the fiscal years ended March 31, 2006 and 2005.
As of March 31, 2006, distributable earnings on a tax basis were as follows:

               Undistributed Long-Term Gain           $  489,984
               Unrealized Appreciation (Depreciation)  5,052,337
                                                      ----------
               Total                                  $5,542,321
                                                      ==========

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales reallocations.
On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, certain amounts have been reclassified for the year ended March 31, 2006. The following reclassification was primarily a result of a net operating loss and has no impact on the net assets of the Fund.

              Accumulated Net Investment Income (Loss) $ 222,925
              Paid-in Capital                           (222,925)

NOTE 7.  OTHER INFORMATION
On March 31, 2006, two shareholders held approximately 42% of the outstanding shares of A shares. One of these shareholders is an omnibus account, which is held on behalf of several individual shareholders. On the aforementioned date, one shareholder held approximately 16% of the outstanding shares of B shares. This shareholder is not an omnibus account. On the aforementioned date, one shareholder held approximately 44% of the outstanding shares of C shares. This shareholder is not an omnibus account. On the aforementioned date, two shareholders held approximately 79% of the outstanding shares of Intermediary shares. One of these shareholders is an omnibus account, which is held on behalf of several individual shareholders.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
To the Trustees of Forum Funds and the Shareholders of Shaker Fund:
We have audited the accompanying statement of assets and liabilities of Shaker Fund (the "Fund"), one of the series constituting the Forum Funds, including the schedule of investments, as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor have we been engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Shaker Fund as of March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 30, 2006
16
                                                                    SHAKER FUND
                                             ADDITIONAL INFORMATION (Unaudited)
                                                                 MARCH 31, 2006
--------------------------------------------------------------------------------
PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (888) 314-9048, on the SEC's website at www.sec.gov and on the Fund's website at www.shakerfund.com. The Fund's proxy voting record for the twelve-month period ended June 30, is available, without charge and upon request, by calling (888) 314-9048, on the SEC's website at www.sec.gov and on the Fund's website at www.shakerfund.com. AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available, without charge and upon request, on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
SHAREHOLDER EXPENSES EXAMPLE
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs for certain share classes, including sales charges (loads) on purchase payments and redemptions; and (2) ongoing costs, including management fees; distribution (12b-1) fees for certain share classes and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The following example is based on $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 through March 31,
2006.
ACTUAL EXPENSES - The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period. HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
SHAKER FUND
ADDITIONAL INFORMATION (Unaudited)
MARCH 31, 2006
--------------------------------------------------------------------------------
Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                  BEGINNING ACCOUNT ENDING ACCOUNT  EXPENSES
                                        VALUE           VALUE      PAID DURING
                                   OCTOBER 1, 2005  MARCH 31, 2006   PERIOD*
                 -                ----------------- -------------- -----------
  SHAKER FUND INTERMEDIARY SHARES
  Actual Return                       $1,000.00       $1,081.38      $ 7.52
  Hypothetical Return                 $1,000.00       $1,017.70      $ 7.29
  SHAKER FUND A SHARES
  Actual Return                       $1,000.00       $1,080.10      $ 8.56
  Hypothetical Return                 $1,000.00       $1,016.70      $ 8.30
  SHAKER FUND B SHARES
  Actual Return                       $1,000.00       $1,077.51      $11.65
  Hypothetical Return                 $1,000.00       $1,013.71      $11.30
  SHAKER FUND C SHARES
  Actual Return                       $1,000.00       $1,076.05      $11.39
  Hypothetical Return                 $1,000.00       $1,013.96      $11.05

* Expenses are equal to the Fund's annualized expense ratio of 1.45%, 1.65%, 2.25% and 2.20% for Intermediary Shares, A Shares, B Shares and C Shares, respectively, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year/365 to reflect the half-year period.
FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE TAX YEAR
There were no ordinary income or capital gain dividends paid by the Fund for the tax year ended March 31, 2006.
TRUSTEES AND OFFICERS OF THE TRUST
The Board is responsible for managing the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and certain officers of the Trust. The fund complex includes the Trust and Monarch Funds, another investment company (collectively, the "Fund Complex"), which hold themselves out to investors as related companies for purposes of investment and investor services. The Trustees and Officers listed below also serve in the capacities noted below for Monarch Funds. Mr. Keffer is considered an Interested Trustee due to his affiliation with a Trust adviser and the Trust's distributor within the last two years. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Two Portland Square, Portland, ME 04101, unless otherwise indicated. Each Trustee oversees thirty-one portfolios in the Fund Complex. Each Independent Trustee is also an Independent Trustee of Monarch Funds, a registered investment company within the Fund Complex. Mr. Keffer is an Interested Trustee/Director of Monarch Funds and Wintergreen Fund, Inc., another registered investment company. The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (888) 314-9048.
18
                                                                    SHAKER FUND
                                             ADDITIONAL INFORMATION (Unaudited)
                                                                 MARCH 31, 2006
--------------------------------------------------------------------------------

                                   POSITION               LENGTH OF             PRINCIPAL
         NAME                      WITH THE                 TIME              OCCUPATION(S)
    AND BIRTH DATE                  TRUST                  SERVED          DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
J. Michael Parish       Chairman of the Board; Trustee; Trustee since  Retired; Partner, Wolf,
Born: November 9, 1943  Chairman, Compliance Committee, 1989 (Chairman Block, Schorr and Solis-
                        Nominating Committee and        since 2004)    Cohen, LLP (law firm)
                        Qualified Legal Compliance                     2002-2003; Partner, Thelen
                        Committee                                      Reid & Priest LLP (law
                                                                       firm) 1995-2002.
---------------------------------------------------------------------------------------------------
Costas Azariadis        Trustee; Chairman, Valuation    Trustee since  Professor of Economics,
Born: February 15, 1943 Committee                       1989           University of California-Los
                                                                       Angeles.
---------------------------------------------------------------------------------------------------
James C. Cheng          Trustee; Chairman, Audit        Trustee since  President, Technology
Born: July 26, 1942     Committee                       1989           Marketing Associates
                                                                       (marketing company for
                                                                       small-and medium-sized
                                                                       businesses in New England).
---------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
John Y. Keffer          Trustee; Chairman, Contracts    Trustee since  President, Forum Trust,
Born: July 15, 1942     Committee                       1989           LLC (a non-depository trust
                                                                       company) since 1997;
                                                                       President, Citigroup Fund
                                                                       Services, LLC ("Citigroup")
                                                                       2003-2005; President,
                                                                       Forum Financial Group,
                                                                       LLC ("Forum") (a fund
                                                                       services company acquired
                                                                       by Citibank, N.A. in 2003).
---------------------------------------------------------------------------------------------------

SHAKER FUND
ADDITIONAL INFORMATION (Unaudited)
MARCH 31, 2006
--------------------------------------------------------------------------------

                                      POSITION              LENGTH OF           PRINCIPAL
          NAME                        WITH THE                TIME            OCCUPATION(S)
     AND BIRTH DATE                    TRUST                 SERVED        DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------
OFFICERS
Simon D. Collier         President; Principal Executive     Since 2005 Managing Director and
Born: October 22, 1961   Officer                                       Principal Executive Officer,
                                                                       Foreside Fund Services,
                                                                       LLC, the Trust's Distributor
                                                                       since 2005; Chief Operating
                                                                       Officer and Managing
                                                                       Director, Global Fund
                                                                       Services, Citibank, N.A.
                                                                       2003-2005; Managing
                                                                       Director, Global Securities
                                                                       Services for Investors,
                                                                       Citibank, N.A. 1999-2003.
---------------------------------------------------------------------------------------------------
Carl A. Bright           Principal Financial Officer        Since 2005 President, Foreside Fund
Born: December 20, 1957                                                Services, LLC, the Trust's
                                                                       Distributor since 2004;
                                                                       Consultant, Foreside
                                                                       Solutions, LLC 2000-2003
                                                                       (a mutual fund development
                                                                       company).
---------------------------------------------------------------------------------------------------
Beth P. Hanson           Vice President/Assistant Secretary Since 2003 Relationship Manager,
Born: July 15, 1966                                                    Citigroup since 2003;
                                                                       Relationship Manager,
                                                                       Forum 1999-2003.
---------------------------------------------------------------------------------------------------
Sara M. Morris           Vice President                     Since 2004 Director and Relationship
Born: September 18, 1963                                               Manager, Citigroup since
                                                                       2004; Chief Financial
                                                                       Officer, The VIA Group,
                                                                       LLC (a strategic marketing
                                                                       company) 2000-2003.
---------------------------------------------------------------------------------------------------
Trudance L. Bakke        Treasurer                          Since 2005 Product Manager, Citigroup
Born: August 11, 1971                                                  since 2003; Senior Manager
                                                                       of Corporate Finance,
                                                                       Forum 1999-2003.
---------------------------------------------------------------------------------------------------
David M. Whitaker        Secretary                          Since 2004 Product Manager, Citigroup
Born: September 6, 1971                                                since 2004; Assistant
                                                                       Counsel, PFPC, Inc. (a fund
                                                                       services company) 2000-
                                                                       2004.
---------------------------------------------------------------------------------------------------

20

                                TRANSFER AGENT
                         Citigroup Fund Services, LLC
                              Two Portland Square
                             Portland, Maine 04101
                          (888) 314-9048 (toll free)
                     E-mail address: shaker@citigroup.com
                                  DISTRIBUTOR
                          Foreside Fund Services, LLC
                       Two Portland Square, 1/st/ Floor
                             Portland, Maine 04101
                               www.foresides.com
This report is submitted for the general information of the shareholders of the
  Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management, and other information.
[LOGO] SHAKER fund
                                  Shaker Fund
                                 P.O. Box 446
                             Portland, Maine 04112
                                (888) 314-9048
                   Investment Company Act File No. 811-3023


ITEM 2. CODE OF ETHICS.
As of the end of the period covered by this report, Forum Funds has adopted a code of ethics, as defined in Item 2 of Form N-CSR, which applies to its Principal Executive Officer and Principal Financial Officer. A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees determined that no member of the Audit Committee is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $136,500 in 2006 and $65,000 in 2005.

(b) Audit-Related Fees - The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2006 and $0 in 2005.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $22,050 in 2006 and $14,000 in 2005. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) Other Fees - There were no other fees billed in the Reporting Periods for products and services provided to the Registrant by the principal accountant, or services provided to the investment adviser, other than the services reported above.

(e) (1) The Audit Committee reviews and approves in advance all audit and "permissible non-audit services" (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each a "Series"). In addition, the Audit Committee reviews and approves in advance all "permissible non-audit services" to be provided to an investment adviser of a Series or an affiliate of the investment adviser, by the Series' independent auditor if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series' investment adviser or affiliate thereof to the Series' independent auditor for audit and permissible non-audit services are consistent with the independent auditor's independence.

(e) (2) 0%

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the registrant for the Reporting Periods were $14,000 in 2005 and $22,050 in 2006. There were no fees billed in each of the Reporting Periods for non-audit services rendered by the principal accountant to the investment adviser.

(h) If the Registrant's investment adviser engages the registrant's auditor for non-audit services and the engagement relates directly to the operations and financial reporting of the registrant, the Audit Committee considers such engagement in evaluating the independence of the registrant's auditor.

 ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
Included as part of report to stockholders under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable

(b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Forum Funds

By        /s/ Simon D. Collier
         ---------------------------
         Simon D. Collier, President & Principal Executive Officer

Date     06/08/2006
         ---------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ Simon D. Collier
         -----------------------------------
         Simon D. Collier, President & Principal Executive Officer

Date     06/08/2006
         -----------------------------------


By       /s/ Carl A. Bright
         -----------------------------------
         Carl A. Bright, Principal Financial Officer

Date     06/08/2006
         -----------------------------------